                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07747

                            Nuveen Multistate Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2004
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
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[LOGO]

IT'S FAST, EASY & FREE:
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(Be sure to have the address sheet that accompanied this report handy. You'll need it to complete the enrollment process.)
                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and helping to lower Fund expenses. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005



       "No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments

  Portfolio manager Scott Romans examines key investment strategies and the performance of the Nuveen Arizona, Colorado, and New Mexico Municipal Bond Funds. Scott, who has 4 years of investment experience, has managed the Funds since 2003.

--------------------------------------------------------------------------------

How did the Funds perform during the six months ended November 30, 2004?

The table on page 3 provides total return performance information for the three Funds discussed in this report for the six-month, one-year, five-year and ten-year periods ended November 30, 2004. Each Fund's total return performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its respective Lipper peer fund category average. The reasons for each Fund's variance from the national Lehman Brothers Index and corresponding Lipper category are discussed later in the report. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is difficult since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2004, the Nuveen Arizona, Colorado and New Mexico Municipal Bond Funds had negative UNII for financial statement purposes and positive UNII balances for tax purposes.

What strategies were used to manage the Funds during the six months ended November 30, 2004? How did these strategies influence performance throughout the period?

The Colorado and New Mexico Funds total return at NAV outperformed their Lipper peer group averages as well as the national Lehman Brothers Municipal Bond Index. The Arizona Fund's total return at NAV performed in line with its peers but trailed the Lehman Brothers Municipal Bond Index. To varying degrees, each portfolio benefited from being overweighted in lower-investment-grade securities, especially BBB-rated and, to a lesser extent, non-rated bonds. Such holdings enjoyed strong performance during the period as a growing economy and investors' higher risk tolerance led to declining credit spreads. The Funds also benefited from a number of intermediate-maturity positions, which performed well.

Our overall management approach was consistent across the three Funds. We sold longer bonds from the portfolio, focusing instead on intermediate-term premium bonds. The intermediate part of the yield curve, a graphical representation of bond yields, represented the maturity range that we believed offered our shareholders the most favorable balance of performance potential and investment risk.

We also took advantage of the continued strong performance of lower-rated credits. As these bonds have outperformed, many have grown to occupy

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Total Returns as of 11/30/04
--------------------------------------------------------------------------------

                                                   Average Annual
                                     Cumulative ---------------------
                                      6-Month   1-Year 5-Year 10-Year
                                     -          ---------------------
           Nuveen Arizona Municipal
             Bond Fund
             A Shares at NAV              3.85%  3.23%  5.84%   6.42%
             A Shares at Offer           -0.51% -1.08%  4.94%   5.96%
           Lipper Arizona Municipal
             Debt Funds Category
             Average/1/                   3.85%  3.49%  5.54%   6.28%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------
           Nuveen Colorado Municipal
             Bond Fund
             A Shares at NAV              5.05%  5.03%  5.98%   6.64%
             A Shares at Offer            0.63%  0.62%  5.08%   6.19%
           Lipper Colorado Municipal
             Debt Funds Category
             Average/1/                   3.78%  3.40%  5.90%   6.43%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------


                                                   Average Annual
                                     Cumulative ---------------------
                                      6-Month   1-Year 5-Year 10-Year
                                     -          ---------------------
           Nuveen New Mexico
             Municipal Bond Fund
             A Shares at NAV              4.78%  3.81%  5.67%   6.43%
             A Shares at Offer            0.39% -0.59%  4.77%   5.98%
           Lipper Other States
             Municipal Debt Funds
             Category Average/1/          3.22%  2.69%  5.55%   5.92%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------


Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.


larger-than-desired percentages of the portfolios. We believed that market conditions provided us with an opportune time to lock in gains while reducing the Funds' credit risk. Credit spreads are extremely tight by historical measures, and with our belief that rates are likely to increase, higher-risk, higher-yielding bonds may become a less attractive investment on a relative basis. Accordingly, we sold some of the most concentrated positions in the portfolios, especially when we had questions about their quality. Because of their higher income streams, we did continue to emphasize lower-rated bonds when we were confident about their credit prospects.


The Nuveen Arizona Municipal Bond Fund benefited from the performance from many of its lower-rated credits during the past six months. A number of these were in the healthcare sector. For example, the Fund was helped by its holdings in Arizona Health Facilities Authority bonds issued for Phoenix Children's Hospital. Bonds issued for Scottsdale Health Center and the John C. Lincoln Health Network also added to performance. On the negative side, the Fund was hurt by holdings in multifamily housing bonds issued for Arborwood Apartments. These bonds are currently non-rated and have faced a number of financial challenges.

--------------------------------------------------------------------------------
1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2004. The Lipper categories contained 35, 35, 31 and 18 funds in the
 Lipper Arizona Municipal Debt Funds Category, 27, 27, 23 and 14 funds in the Lipper Colorado Municipal Debt Funds Category and 63, 63, 52 and 29 funds in the Lipper Other States Municipal Debt Funds Category for the respective six-month, one-, five- and ten-year periods ended November 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                           Semiannual Report  Page 3

New purchases in the Arizona Fund generally emphasized high-quality premium bonds with 15-to 20-year maturity dates. One position recently added to the portfolio meeting these criteria was an insured Arizona School Facilities Bond offering coupon income of 5.75%. We also purchased lower- and non-rated bonds when we believed the securities' income streams compensated us sufficiently for the associated credit risk. For example, during the past six months we added bonds issued for Estrella Mountain Ranch. These bonds, maturing in 2025, offered a 7.875% coupon rate while providing an appropriate level of risk, in our opinion. At the same time, we trimmed exposure to lower-rated bonds that had grown to excessive concentrations in the portfolio. We also took advantage of market conditions to liquidate our holdings in securities in whose credit prospects we no longer had sufficient confidence.

The Nuveen Colorado Municipal Bond Fund enjoyed positive results during the past six months. Much of the total return performance came from the portfolio's lower-rated holdings. For instance, the Fund benefited from its position in BBB+ rated multifamily housing bonds for the Marks Apartment Project in Englewood, Colorado. Several lower-rated health care securities also helped performance, including bonds issued for Montrose Memorial Hospital and Vail Valley Medical Center. All of these securities benefited as investor demand for lower-rated securities was strong and credit spreads narrowed.

Our overall management strategy in the Colorado Fund was similar to that of our other portfolios. We reduced concentrated positions in lower-rated bonds, as well as added to holdings in intermediate premium bonds when attractive opportunities surfaced. We also added new lower-rated bonds to the Fund when we believed they offered a compelling balance of risk and reward. One lower-rated issuer meeting our criteria during the period was Parkview Medical Center, whose Baa1-rated bonds were added to the portfolio during the reporting period.

In the Nuveen New Mexico Municipal Bond Fund, we continually looked for opportunities to implement our desired management strategy, although finding these opportunities can be challenging in a relatively small state that usually has modest municipal issuance. We searched the market for high-grade intermediate-term premium coupon bonds and were able to add two new positions meeting our criteria. For example, during the reporting period we purchased tax obligation bonds issued by Bernalillo County; the bonds offered coupon income of 5.25% and mature in 2019. We also bought New Mexico Finance Authority bonds maturing in 2024 with coupons of 5.00%. With issuance up sharply in New Mexico during the past six months, we were able to sell some of the Fund's exposure to Puerto Rico bonds, which are fully tax-exempt in all 50 states, and reinvest the proceeds in appropriate New Mexico issues. In addition to benefiting from the strong performance of some of the portfolio's individual holdings, the Fund also benefited from having a fairly long duration, boosting results in an unexpectedly favorable interest-rate environment.


                           Semiannual Report  Page 4

  Fund Spotlight as of 11/30/04               Nuveen Arizona Municipal Bond Fund

================================================================================

    Quick Facts
                                        A Shares B Shares C Shares R Shares
    -----------------------------------------------------------------------
    NAV                                   $10.91   $10.90   $10.89   $10.90
    -----------------------------------------------------------------------
    Latest Monthly Dividend/1/           $0.0385  $0.0315  $0.0335  $0.0400
    -----------------------------------------------------------------------
    Latest Capital Gain Distribution/2/  $0.1643  $0.1643  $0.1643  $0.1643
    -----------------------------------------------------------------------
    Inception Date                      10/29/86  2/03/97  2/07/94  2/03/97
    -----------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.23% -1.08%
                  -------------------------------------------
                  5-Year                         5.84%  4.94%
                  -------------------------------------------
                  10-Year                        6.42%  5.96%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         2.45% -1.51%
                  -------------------------------------------
                  5-Year                         5.04%  4.88%
                  -------------------------------------------
                  10-Year                        5.83%  5.83%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         2.58%
                  -------------------------------------------
                  5-Year                         5.24%
                  -------------------------------------------
                  10-Year                        5.83%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.40%
                  -------------------------------------------
                  5-Year                         6.03%
                  -------------------------------------------
                  10-Year                        6.58%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.23%  4.06%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.42%  3.28%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.99%  4.79%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.47%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.67%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    3.90%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.69%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.87%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.19%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.40%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.62%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.28%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             3.94%       -0.47%
                            -------------------------------------------
                            5-Year             6.34%        5.44%
                            -------------------------------------------
                            10-Year            6.27%        5.81%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.15%       -0.77%
                            -------------------------------------------
                            5-Year             5.56%        5.40%
                            -------------------------------------------
                            10-Year            5.67%        5.67%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             3.38%
                            -------------------------------------------
                            5-Year             5.76%
                            -------------------------------------------
                            10-Year            5.69%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.11%
                            -------------------------------------------
                            5-Year             6.54%
                            -------------------------------------------
                            10-Year            6.43%
                            -------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $97,663
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   15.79
            --------------------------------------------------------
            Average Duration                                    5.58
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                           Semiannual Report  Page 5

  Fund Spotlight as of 11/30/04               Nuveen Arizona Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed     61.4%
AA                      14.9%
A                        6.9%
BBB                     11.2%
NR                       1.7%
BB or Lower              3.9%


1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/Limited            23.6%
                    ---------------------------------------
                    Housing/Multifamily               15.8%
                    ---------------------------------------
                    Healthcare                        14.3%
                    ---------------------------------------
                    Tax Obligation/General            12.8%
                    ---------------------------------------
                    U.S. Guaranteed                   10.4%
                    ---------------------------------------
                    Water and Sewer                    7.4%
                    ---------------------------------------
                    Education and Civic Organizations  5.6%
                    ---------------------------------------
                    Other                             10.1%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,038.50 $1,034.50 $1,035.70 $1,039.40 $1,020.56 $1,016.80 $1,017.80 $1,021.56
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.60 $    8.42 $    7.40 $    3.58 $    4.56 $    8.34 $    7.33 $    3.55
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .90%, 1.65%, 1.45% and .70% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 6

  Fund Spotlight as of 11/30/04              Nuveen Colorado Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.33   $10.33   $10.31   $10.32
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0340  $0.0275  $0.0295  $0.0360
         --------------------------------------------------------------
         Inception Date              5/04/87  2/25/97  2/05/97  2/25/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         5.03%  0.62%
                  -------------------------------------------
                  5-Year                         5.98%  5.08%
                  -------------------------------------------
                  10-Year                        6.64%  6.19%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         4.30%  0.30%
                  -------------------------------------------
                  5-Year                         5.18%  5.02%
                  -------------------------------------------
                  10-Year                        6.06%  6.06%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.49%
                  -------------------------------------------
                  5-Year                         5.38%
                  -------------------------------------------
                  10-Year                        6.09%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         5.28%
                  -------------------------------------------
                  5-Year                         6.19%
                  -------------------------------------------
                  10-Year                        6.81%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              3.95%  3.78%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.58%  3.43%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.23%  5.01%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.19%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.83%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.13%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.43%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.03%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.42%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.19%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.79%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.53%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             6.09%        1.65%
                            -------------------------------------------
                            5-Year             6.58%        5.68%
                            -------------------------------------------
                            10-Year            6.53%        6.07%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             5.24%        1.24%
                            -------------------------------------------
                            5-Year             5.78%        5.62%
                            -------------------------------------------
                            10-Year            5.96%        5.96%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             5.55%
                            -------------------------------------------
                            5-Year             6.00%
                            -------------------------------------------
                            10-Year            5.99%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             6.34%
                            -------------------------------------------
                            5-Year             6.81%
                            -------------------------------------------
                            10-Year            6.71%
                            -------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $43,013
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   16.23
            --------------------------------------------------------
            Average Duration                                    6.18
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                           Semiannual Report  Page 7

  Fund Spotlight as of 11/30/04              Nuveen Colorado Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed     69.1%
AA                      10.3%
A                        3.5%
BBB                     12.5%
NR                       4.6%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/General            20.9%
                    ---------------------------------------
                    Tax Obligation/Limited            19.3%
                    ---------------------------------------
                    U.S. Guaranteed                   16.5%
                    ---------------------------------------
                    Healthcare                        12.4%
                    ---------------------------------------
                    Transportation                     8.8%
                    ---------------------------------------
                    Education and Civic Organizations  7.8%
                    ---------------------------------------
                    Housing/Multifamily                6.6%
                    ---------------------------------------
                    Other                              7.7%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,050.50 $1,045.70 $1,046.80 $1,050.70 $1,020.46 $1,016.70 $1,017.70 $1,021.46
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.73 $    8.56 $    7.54 $    3.70 $    4.66 $    8.44 $    7.44 $    3.65
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .92%, 1.67%, 1.47% and .72% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

  Fund Spotlight as of 11/30/04            Nuveen New Mexico Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.33   $10.33   $10.34   $10.38
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0355  $0.0290  $0.0305  $0.0370
         --------------------------------------------------------------
         Latest Ordinary Income
          Distribution/2/            $0.0002  $0.0002  $0.0002  $0.0002
         --------------------------------------------------------------
         Inception Date              9/16/92  2/18/97  2/24/97  2/24/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         3.81% -0.59%
                  -------------------------------------------
                  5-Year                         5.67%  4.77%
                  -------------------------------------------
                  10-Year                        6.43%  5.98%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.03% -0.95%
                  -------------------------------------------
                  5-Year                         4.87%  4.71%
                  -------------------------------------------
                  10-Year                        5.85%  5.85%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.21%
                  -------------------------------------------
                  5-Year                         5.09%
                  -------------------------------------------
                  10-Year                        5.91%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.07%
                  -------------------------------------------
                  5-Year                         5.90%
                  -------------------------------------------
                  10-Year                        6.63%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.12%  3.95%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.71%  3.55%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.54%  5.30%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.37%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.95%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.40%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.54%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.15%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.70%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.28%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.90%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.82%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.79%        0.36%
                            -------------------------------------------
                            5-Year             6.15%        5.24%
                            -------------------------------------------
                            10-Year            6.25%        5.80%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.90%       -0.10%
                            -------------------------------------------
                            5-Year             5.37%        5.21%
                            -------------------------------------------
                            10-Year            5.66%        5.66%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.18%
                            -------------------------------------------
                            5-Year             5.59%
                            -------------------------------------------
                            10-Year            5.72%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.95%
                            -------------------------------------------
                            5-Year             6.36%
                            -------------------------------------------
                            10-Year            6.44%
                            -------------------------------------------

            Portfolio Statistics
            Net Assets ($000)                                $52,854
            --------------------------------------------------------
            Average Effective Maturity on Securities (Years)   18.50
            --------------------------------------------------------
            Average Duration                                    6.41
            --------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33%.

                           Semiannual Report  Page 9

  Fund Spotlight as of 11/30/04            Nuveen New Mexico Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed     56.9%
AA                      21.3%
A                       10.7%
BBB                      7.5%
NR                       3.4%
BB or Lower              0.2%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Tax Obligation/Limited            38.5%
                    ---------------------------------------
                    Education and Civic Organizations 18.0%
                    ---------------------------------------
                    Healthcare                         9.9%
                    ---------------------------------------
                    Housing/Single Family              9.9%
                    ---------------------------------------
                    Housing/Multifamily                6.4%
                    ---------------------------------------
                    U.S. Guaranteed                    4.7%
                    ---------------------------------------
                    Utilities                          4.5%
                    ---------------------------------------
                    Other                              8.1%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,047.80 $1,043.80 $1,045.70 $1,049.50 $1,020.46 $1,016.70 $1,017.70 $1,021.46
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.72 $    8.56 $    7.54 $    3.70 $    4.66 $    8.44 $    7.44 $    3.65
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .92%, 1.67%, 1.47% and .72% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND
November 30, 2004


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

     $   250 Casa Grande Industrial Development Authority, Arizona,       12/04 at 101.00       Aa3 $  257,653
              Pollution Control Revenue Bonds, Frito-Lay Inc./PepsiCo.,
              Series 1984, 6.650%, 12/01/14

         940 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB    868,673
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.5%

         100 Arizona Educational Loan Marketing Corporation, Educational   3/05 at 100.00       Aaa    100,317
              Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05
              (Alternative Minimum Tax)

       1,740 Arizona State University, Certificates of Participation,      9/14 at 100.00       AAA  1,868,273
              Series 2004, 5.250%, 9/01/22 - AMBAC Insured

         500 Arizona Student Loan Acquisition Authority, Student Loan     11/09 at 102.00       Aaa    532,650
              Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%,
              5/01/24 (Alternative Minimum Tax)

         115 Glendale Industrial Development Authority, Arizona, Revenue   5/06 at 102.00       AAA    123,068
              Bonds, Midwestern University, Series 1996A, 6.000%,
              5/15/16 - CONNIE LEE/AMBAC Insured

       1,730 Glendale Industrial Development Authority, Arizona, Revenue   5/11 at 101.00        A-  1,869,542
              Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21

         540 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00        A-    552,533
              Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

         335 Yavapai County Community College District, Arizona, Revenue   1/05 at 100.50      BBB+    337,214
              Bonds, Series 1993, 6.000%, 7/01/12
--------------------------------------------------------------------------------------------------------------
             Healthcare - 14.1%

       2,750 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00       Ba2  2,771,478
              Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.125%, 11/15/22

       1,550 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB  1,734,342
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 6.875%, 12/01/20

         200 Arizona Health Facilities Authority, Hospital Revenue         7/10 at 101.00      BBB+    222,074
              Bonds, Catholic Healthcare West, Series 1999A, 6.625%,
              7/01/20

         830 Maricopa County, Arizona, Hospital Revenue Refunding Bonds,   4/07 at 102.00      Baa1    874,397
              Sun Health Corporation, Series 1997, 6.125%, 4/01/18

       2,000 Maricopa County Industrial Development Authority, Arizona,    7/08 at 101.00      BBB+  2,047,840
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 1998A, 5.000%, 7/01/16

       1,500 Mesa Industrial Development Authority, Arizona, Revenue       1/10 at 101.00       AAA  1,642,950
              Bonds, Discovery Health System, Series 1999A, 5.750%,
              1/01/25 - MBIA Insured

             Phoenix Industrial Development Authority, Arizona, Hospital
             Revenue Bonds, John C. Lincoln Health Network, Series 1994:
         500  6.000%, 12/01/10                                            12/04 at 101.50       BBB    507,805
         500  6.000%, 12/01/14                                            12/04 at 101.50       BBB    507,660

       2,500 Scottsdale Industrial Development Authority, Arizona,        12/11 at 101.00        A3  2,627,050
              Hospital Revenue Bonds, Scottsdale Healthcare, Series
              2001, 5.800%, 12/01/31

       1,055 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00       N/R    801,209
              Revenue Bonds, Winslow Memorial Hospital Project, Series
              1998, 5.500%, 6/01/22
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 15.5%

       3,615 Maricopa County Industrial Development Authority, Arizona,   10/10 at 105.00       Aaa  3,840,901
              GNMA Collateralized Multifamily Housing Revenue Bonds,
              Villas at Augusta, Series 2000, 6.500%, 10/20/33

       2,470 Maricopa County Industrial Development Authority, Arizona,   10/11 at 103.00       Aaa  2,624,301
              Multifamily Housing Revenue Bonds, Syl-Mar Apartments,
              Series 2001, 6.100%, 4/20/36 (Alternative Minimum Tax)

         110 Phoenix Housing Finance Corporation, Arizona, FHA-Insured     1/05 at 100.00       AAA    110,132
              Section 8 Assisted Mortgage Revenue Refunding Bonds,
              Series 1992A, 6.500%, 7/01/24 - MBIA Insured

       2,090 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00       Aaa  2,167,058
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31
              (Alternative Minimum Tax)

       2,080 Phoenix Industrial Development Authority, Arizona,              No Opt. Call       N/R    208,000
              Subordinate Lien Multifamily Housing Revenue Bonds,
              Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 #

----
11

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $   560 Phoenix Industrial Development Authority, Arizona, GNMA       4/15 at 100.00       Aaa $  539,616
              Collateralized Multifamily Housing Revenue Bonds, Park Lee
              Apartments, Series 2004A, 5.050%, 4/20/44 (Alternative
              Minimum Tax) (WI, settling 12/16/04)

       1,300 Phoenix Industrial Development Authority, Arizona, GNMA       9/10 at 103.00       Aaa  1,390,779
              Collateralized Mortgage Loan Multifamily Housing Revenue
              Bonds, Camelback Crossings Apartments Project, Series
              2000, 6.350%, 9/20/35

       4,000 Tucson Industrial Development Authority, Arizona, Senior      7/10 at 101.00        AA  4,314,000
              Living Facilities Revenue Bonds, Christian Care Project,
              Series 2000A, 5.625%, 7/01/20 - RAAI Insured
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

         540 Maricopa County Industrial Development Authority, Arizona,    6/08 at 108.00       Aaa    564,548
              Single Family Mortgage Revenue Refunding Bonds,
              Mortgage-Backed Securities Program, Series 1998B, 6.200%,
              12/01/30 (Alternative Minimum Tax)

          40 Phoenix Industrial Development Authority, Arizona,            6/05 at 102.00       AAA     41,211
              Statewide Single Family Mortgage Revenue Bonds, Series
              1995, 6.150%, 12/01/08 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

       1,495 Yavapai County Industrial Development Authority, Arizona,       No Opt. Call       BBB  1,531,015
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.
              Project, Series 2003B, 4.450%, 3/01/28 (Alternative
              Minimum Tax) (Mandatory put 3/01/08)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

       1,400 Cochise County Industrial Development Authority, Arizona,    12/04 at 102.00       AAA  1,432,802
              GNMA Collateralized Mortgage Revenue Refunding Bonds,
              Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.6%

             Cochise County Unified School District 68, Sierra Vista,
             Arizona, General Obligation Refunding Bonds, Series 1992:
         250  7.500%, 7/01/09 - FGIC Insured                                 No Opt. Call       AAA    298,095
         300  7.500%, 7/01/10 - FGIC Insured                                 No Opt. Call       AAA    365,412

       1,500 Maricopa County School District 6, Arizona, General             No Opt. Call       AAA  1,700,790
              Obligation Refunding Bonds, Washington Elementary School,
              Series 2002A, 5.375%, 7/01/15 - FSA Insured

         675 Maricopa County School District 11, Peoria Unified,             No Opt. Call       AAA    650,444
              Arizona, General Obligation Refunding Bonds, Second Series
              1992, 0.000%, 7/01/06 - MBIA Insured

             Maricopa County School District 40, Glendale, Arizona,
             General Obligation Refunding and Improvement Bonds, Series
             1995:
         500  6.200%, 7/01/09 - FSA Insured                                7/05 at 101.00       AAA    516,850
         750  6.250%, 7/01/10 - FSA Insured                                7/05 at 101.00       AAA    775,403

         500 Maricopa County Unified School District 41, Gilbert,          7/08 at 100.00       AAA    555,655
              Arizona, School Improvement Bonds, Series 1995D, 6.250%,
              7/01/15 - FSA Insured

         310 Maricopa County Unified School District 80, Chandler,           No Opt. Call       AAA    362,427
              Arizona, School Improvement and Refunding Bonds, Series
              1994, 6.250%, 7/01/11 - FGIC Insured

       1,275 Maricopa County Unified School District 98, Fountain Hills,     No Opt. Call       AAA  1,228,616
              Arizona, General Obligation Bonds, Series 1992, 0.000%,
              7/01/06 - FGIC Insured

       2,150 Maricopa County Union High School District 210, Phoenix,      7/14 at 100.00       AAA  2,295,878
              Arizona, General Obligation Bonds, Series 2004A, 5.000%,
              7/01/19 - FSA Insured

       1,000 Pima County Unified School District 1, Tucson, Arizona,         No Opt. Call       AAA  1,218,040
              School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 -
              FGIC Insured

       2,000 Tucson, Arizona, General Obligation Bonds, Series 2001B,      7/11 at 100.00        AA  2,335,080
              5.750%, 7/01/16
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 23.1%

       4,000 Arizona School Facilities Board, Certificates of              7/14 at 100.00       AAA  4,550,960
              Participation, Series 2004A, 5.750%, 7/01/17 - AMBAC
              Insured

       2,255 Arizona State Transportation Board, Highway Revenue Bonds,    7/11 at 100.00       AAA  2,429,830
              Series 2001, 5.250%, 7/01/20

       1,155 Arizona State Transportation Board, Highway Revenue Bonds,    7/13 at 100.00       AAA  1,210,382
              Series 2003A, 5.000%, 7/01/22

----
12

   Principal                                                               Optional Call               Market
Amount (000) Description                                                     Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 1,000 Arizona State Transportation Board, Subordinate Highway      7/14 at 100.00        AA $1,050,070
              Revenue Bonds, Series 2004B, 5.000%, 7/01/22

       1,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,     7/13 at 100.00       Aaa  1,075,350
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/23 - MBIA Insured

         895 Bullhead City, Arizona, Special Assessment Bonds, East       1/05 at 101.00      Baa2    905,543
              Branch Sewer Improvement District, Series 1993, 6.100%,
              1/01/13

          80 Eloy Municipal Property Corporation, Arizona, Municipal      1/05 at 100.00       BBB     80,185
              Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11

         560 Estrella Mountain Ranch Community Facilities District,       7/10 at 102.00       N/R    620,038
              Goodyear, Arizona, Special Assessment Lien Bonds, Series
              2001A, 7.875%, 7/01/25

         385 Flagstaff, Arizona, Junior Lien Street and Highway User        No Opt. Call       AAA    439,447
              Revenue Bonds, Series 1992, 5.900%, 7/01/10 - FGIC Insured

       1,500 Maricopa County Industrial Development Authority, Arizona,   6/07 at 102.00         A  1,569,045
              Education Revenue Bonds, Horizon Community Learning Center
              Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

       1,115 Maricopa County Stadium District, Arizona, Revenue           6/12 at 100.00       Aaa  1,224,738
              Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC
              Insured

             Peoria Improvement District, Arizona, Special Assessment
             District 8801 Bonds, North Valley Power Center, Series 1992:
         425  7.300%, 1/01/12                                             1/05 at 101.00      BBB+    431,010
         460  7.300%, 1/01/13                                             1/05 at 101.00      BBB+    466,583

          35 Phoenix, Arizona, Junior Lien Street and Highway User Tax    1/05 at 100.00        A+     35,765
              Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11

         810 Scottsdale Preserve Authority, Arizona, Excise Tax Revenue     No Opt. Call       AAA    882,527
              Bonds, Series 2004, 5.000%, 7/01/16 - FGIC Insured

       2,550 Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series   7/13 at 100.00       AA+  2,689,103
              2003, 5.000%, 7/01/20

       2,770 Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,       7/14 at 100.00       AAA  3,023,760
              5.250%, 7/01/18 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 Phoenix, Arizona, Airport Revenue Bonds, Series 1994D,       1/05 at 102.00       AAA    511,570
              6.400%, 7/01/12 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 10.3%

         235 Arizona Health Facilities Authority, Hospital System         3/05 at 100.00       AAA    250,578
              Revenue Refunding Bonds, Phoenix Baptist Hospital and
              Medical Center Inc. and Medical Environments Inc., Series
              1992, 6.250%, 9/01/11 - MBIA Insured

         200 Arizona Municipal Finance Program, Certificates of             No Opt. Call       AAA    237,836
              Participation, City of Goodyear Loan, Series 20, 7.700%,
              8/01/10 - MBIA Insured

         460 Glendale Industrial Development Authority, Arizona, Revenue  5/08 at 101.00       AAA    507,044
              Bonds, Midwestern University, Series 1998A, 5.375%,
              5/15/28 (Pre-refunded to 5/15/08)

       1,000 Maricopa County Hospital District 1, Arizona, General        6/06 at 101.00     A3***  1,070,610
              Obligation Bonds, Series 1996, 6.500%,
              6/01/17 (Pre-refunded to 6/01/06)

         225 Maricopa County, Arizona, Hospital Revenue Bonds, St.          No Opt. Call       AAA    259,058
              Luke's Hospital Medical Center, Series 1980, 8.750%,
              2/01/10

       2,775 Maricopa County Industrial Development Authority, Arizona,     No Opt. Call       AAA  3,494,169
              Hospital Revenue Refunding Bonds, Samaritan Health
              Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

             Phoenix Civic Improvement Corporation, Arizona, Junior Lien
             Wastewater System Revenue Bonds, Series 2000:
       1,290  6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured    7/10 at 101.00       AAA  1,500,644
       1,000  6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured    7/10 at 101.00       AAA  1,169,660

       1,400 Southern Arizona Capital Facilities Financing Corporation,   9/12 at 100.00       AAA  1,545,936
              Student Housing Revenue Bonds, La Aldea Project at the
              University of Arizona, Series 2002, 5.000%,
              9/01/23 (Pre-refunded to 9/01/12) - MBIA Insured

----
13

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Utilities - 4.6%

     $ 1,000 Arizona Power Authority, Special Obligation Power Resource      No Opt. Call        AA $ 1,113,180
              Revenue Refunding Crossover Bonds, Hoover Project, Series
              2001, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Contract         5/05 at 100.00       AA-       5,018
              Revenue Bonds, Series 1991B, 6.500%, 11/01/11

       1,000 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00        B-   1,013,090
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Alternative Minimum Tax)

       1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2002,     7/11 at 100.00       AAA   1,050,980
              5.000%, 7/01/20 - FGIC Insured

         135 Pima County Industrial Development Authority, Arizona,        1/05 at 101.50       AAA     141,156
              Lease Obligation Revenue Refunding Bonds, Tucson Electric
              Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

         500 Salt River Project Agricultural Improvement and Power           No Opt. Call        AA     563,015
              District, Arizona, Electric System Revenue Refunding
              Bonds, Series 1993A, 5.750%, 1/01/10

         590 Salt River Project Agricultural Improvement and Power         1/13 at 100.00        AA     615,683
              District, Arizona, Electric System Revenue Bonds, Series
              2002B, 5.000%, 1/01/22
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.3%

       1,035 Arizona Water Infrastructure Finance Authority, Water        10/14 at 100.00       AAA   1,089,586
              Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/22

       1,005 Cottonwood, Arizona, Senior Lien Sewerage Revenue Bonds,      7/14 at 100.00       AAA   1,036,235
              Series 2004, 5.000%, 7/01/24 - XLCA Insured

             Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series
             1992:
         100  7.000%, 7/01/06                                              1/05 at 100.00      BBB-     100,371
         100  7.000%, 7/01/07                                              1/05 at 100.00      BBB-     100,371

         660 Oro Valley Municipal Property Corporation, Arizona, Senior    7/13 at 100.00       AAA     686,360
              Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
              MBIA Insured

       2,600 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/12 at 100.00       AAA   2,663,362
              Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
              FGIC Insured

       1,415 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00        AA   1,417,685
              Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22
---------------------------------------------------------------------------------------------------------------
     $91,770 Total Long-Term Investments (cost $92,840,447) - 98.4%                                  96,141,314
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.6%                                                     1,521,602
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $97,662,916
             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has field for bankruptcy.

                                See accompanying notes to financial statements.

----
14

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND
November 30, 2004


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.8%

     $ 1,245 Adams State College, Alamosa, Colorado, Auxiliary             5/14 at 100.00       AAA $1,322,663
              Facilities Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -
              MBIA Insured

         430 Boulder County, Colorado, Development Revenue Bonds,          9/13 at 100.00       AAA    444,599
              University Corporation for Atmospheric Research, Series
              2003, 5.000%, 9/01/23 - AMBAC Insured

         500 Colorado Educational and Cultural Facilities Authority,      12/10 at 100.00        AA    564,075
              School Revenue Bonds, Ave Maria School, Series 2000,
              6.125%, 12/01/25 - RAAI Insured

       1,000 University of Colorado, Enterprise System Revenue Bonds,      6/14 at 100.00       AAA  1,037,140
              Series 2004, 5.000%, 6/01/24 (DD, settling
              12/15/04) - FGIC Insured
--------------------------------------------------------------------------------------------------------------
             Healthcare - 12.5%

         500 Aspen Valley Hospital District, Pitkin County, Colorado,      4/10 at 100.00       N/R    531,880
              Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,000 Colorado Health Facilities Authority, Revenue Bonds,          9/14 at 100.00      Baa1    985,700
              Parkview Medical Center, Series 2004, 5.000%, 9/01/25

         500 Colorado Health Facilities Authority, Revenue Bonds,          9/09 at 101.00       N/R    508,075
              Steamboat Springs Healthcare Association,
              Series 1999, 5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00         A    551,990
              PorterCare Adventist Health System, Series 2001, 6.500%,
              11/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/12 at 100.00       BBB    518,510
              Valley Medical Center, Series 2001, 5.800%, 1/15/27

         885 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00        A-    952,172
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30

         750 Denver Health and Hospitals Authority, Colorado, Revenue     12/14 at 100.00       BBB    799,073
              Bonds, Series 2004A, 6.250%, 12/01/33

         500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00      BBB-    530,495
              Memorial Hospital, Series 2003, 6.375%, 12/01/23
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.6%

         455 Colorado Housing Finance Authority, Insured Multifamily       4/05 at 102.00       AA+    465,706
              Housing Mortgage Revenue Bonds, Series 1995A, 6.650%,
              10/01/28 (Alternative Minimum Tax)

       1,300 Englewood, Colorado, Multifamily Housing Revenue Refunding   12/06 at 102.00      BBB+  1,340,131
              Bonds, Marks Apartments Project, Series 1996, 6.650%,
              12/01/26

       1,000 Lakewood, Colorado, FHA-Insured Multifamily Housing          10/05 at 102.00       AAA  1,030,510
              Mortgage Revenue Bonds, Heights by Marston Lake Project,
              Series 1995, 6.650%, 10/01/25 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.6%

         250 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00       Aa2    261,895
              Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

         260 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00       Aa2    260,528
              Senior Bonds, Series 2000A-2, 7.450%, 10/01/16
              (Alternative Minimum Tax)

         165 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00        AA    167,355
              Senior Bonds, Series 2000C-3, 7.150%, 10/01/30
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.6%

         500 Colorado Health Facilities Authority, First Mortgage          1/07 at 101.00       N/R    506,070
              Revenue Refunding Bonds, Christian Living Campus - Johnson
              Center Nursing Facility, Series 1997A, 7.050%, 1/01/19

       1,000 Colorado Health Facilities Authority, Revenue Bonds,         12/12 at 100.00        AA  1,042,010
              Covenant Retirement Communities Inc., Series 2002A,
              5.500%, 12/01/33 - RAAI Insured
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 21.0%

       2,000 Arapahoe County School District 6, Littleton, Colorado,      12/12 at 100.00       AAA  2,140,780
              General Obligation Bonds, Series 2002, 5.250%, 12/01/21 -
              FGIC Insured

         500 Bowles Metropolitan District, Colorado, General Obligation   12/13 at 100.00       AAA    535,495
              Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured

----
15

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 2,150 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00       Aaa $2,436,724
              Counties, Colorado, General Obligation Bonds, Series 2004,
              5.750%, 12/15/23 - FGIC Insured

       1,085 El Paso County School District 20, Academy, Colorado,        12/13 at 100.00       Aaa  1,183,616
              General Obligation Bonds, Series 2003, 5.500%, 12/15/23 -
              FGIC Insured

         500 El Paso County School District 38, Lewis Palmer, Colorado,      No Opt. Call       Aa3    592,280
              General Obligation Refunding Bonds, Series 2001, 6.000%,
              12/01/21

       1,000 El Paso County School District 49, Falcon, Colorado,         12/11 at 100.00       AAA  1,112,500
              General Obligation Bonds, Series 2001, 5.500%, 12/01/17 -
              FGIC Insured

       1,000 Fremont County School District Re-1, Cannon City, Colorado,  12/13 at 100.00       Aaa  1,037,800
              General Obligation Bonds, Series 2003, 5.000%, 12/01/24 -
              MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.5%

         600 Colorado Educational and Cultural Facilities Authority,       9/11 at 100.00      Baa3    603,954
              Charter School Revenue Bonds, Bromley East Charter School,
              Series 2000A, 7.250%, 9/15/30

         600 Colorado Educational and Cultural Facilities Authority,      12/10 at 101.00       BBB    650,406
              Charter School Revenue Bonds, Academy Charter School -
              Douglas County School District Re. 1, Series 2000, 6.875%,
              12/15/20

       1,440 Colorado Educational and Cultural Facilities Authority,       5/14 at 100.00       AAA  1,561,824
              Charter School Revenue Bonds, Academy of Charter Schools -
              Adams County School District 12, Series 2004, 5.250%,
              5/01/17 - XLCA Insured

       1,130 Colorado Educational and Cultural Facilities Authority,       2/14 at 100.00       AAA  1,228,208
              Charter School Revenue Bonds, Aurora Academy, Series 2004,
              5.375%, 2/15/19 - XLCA Insured

       1,355 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00       AAA  1,429,119
              Charter School Revenue Bonds, University of Northern
              Colorado Lab School, Series 2004, 5.250%, 6/01/24 - XLCA
              Insured

       1,710 Denver Convention Center Hotel Authority, Colorado, Senior   12/13 at 100.00       AAA  1,787,531
              Revenue Bonds, Convention Center Hotel, Series 2003A,
              5.000%, 12/01/20 - XLCA Insured

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds,   12/12 at 100.00       AAA  1,110,170
              Fairgrounds and Events Center, Series 2002, 5.500%,
              12/15/18 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 8.8%

       3,500 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 79.90       AAA  2,230,025
              Bonds, Series 2000B, 0.000%, 9/01/14 - MBIA Insured

         475 Eagle County Air Terminal Corporation, Colorado, Airport      5/11 at 101.00       N/R    459,696
              Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21
              (Alternative Minimum Tax)

       1,000 Northwest Parkway Public Highway Authority, Colorado,         6/11 at 102.00       AAA  1,111,050
              Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 -
              AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 16.6%

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue       No Opt. Call       AAA  3,255,920
              Bonds, Series 1984A, 0.000%, 9/01/10

         500 Colorado Department of Transportation, Revenue Anticipation   6/10 at 100.50       AAA    575,110
              Bonds, Series 2000, 6.000%, 6/15/15 (Pre-refunded to
              6/15/10) - AMBAC Insured

         865 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00     A-***  1,015,398
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30 (Pre-refunded to 12/15/10)

         900 Colorado Springs, Colorado, Utility System Revenue Bonds,       No Opt. Call       AAA  1,122,345
              Series 1978B, 6.600%, 11/15/18

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00      A***  1,177,330
              Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

----
16

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Utilities - 2.6%

     $ 1,000 Platte River Power Authority, Colorado, Power Revenue        6/12 at 100.00       AA- $ 1,098,417
              Refunding Bonds, Series 2002EE, 5.375%, 6/01/17
--------------------------------------------------------------------------------------------------------------
     $42,550 Total Long-Term Investments (cost $40,615,302) - 100.6%                                43,276,275
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (0.6)%                                                  (263,601)
             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $43,012,674
             ------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (DD)Security purchased on a delayed delivery basis.

                                See accompanying notes to financial statements.

----
17

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
November 30, 2004


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 17.8%

     $ 1,500 New Mexico Educational Assistance Foundation, Education       9/11 at 100.00        A2 $1,527,390
              Loan Bonds, First Subordinate Series 2001B-1, 5.900%,
              9/01/31

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00       BBB  1,030,770
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31

             Santa Fe, New Mexico, Educational Facilities Revenue
             Refunding and Improvement Bonds, College of Santa Fe,
             Series 1997:
         500  6.000%, 10/01/13                                            10/07 at 100.00      BBB-    518,175
         500  5.875%, 10/01/21                                            10/07 at 100.00      BBB-    507,110

       2,500 University of New Mexico, System Revenue Refunding Bonds,       No Opt. Call        AA  2,956,725
              Series 1992A, 6.000%, 6/01/21

       2,000 University of New Mexico, Subordinate Lien System Revenue     6/12 at 100.00        AA  2,071,460
              Refunding and Improvement Bonds, Series 2002A, 5.000%,
              6/01/22

         750 University of New Mexico, Subordinate Lien System Revenue     6/13 at 100.00        AA    808,320
              Refunding Bonds, Series 2003A, 5.250%, 6/01/18
--------------------------------------------------------------------------------------------------------------
             Healthcare - 9.8%

       2,000 Farmington, New Mexico, Hospital Revenue Bonds, San Juan      6/14 at 100.00        A3  1,974,100
              Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,000  5.750%, 8/01/15                                              8/11 at 101.00       Aa3  2,195,560
       1,000  5.500%, 8/01/30                                              8/11 at 101.00       Aa3  1,027,930
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.4%

       1,850 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/09 at 101.00       N/R  1,783,493
              Refunding and Improvement Bonds, El Centro Senior Housing
              Complex, Series 1999, 5.850%, 6/15/29

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/11 at 100.00       Aaa    610,788
              Bonds, Vista Montana Apartments Project, Series 2001A,
              5.400%, 12/01/31 - MBIA Insured

         965 Las Cruces, New Mexico, Housing Development Corporation,      4/05 at 100.00        A3    969,005
              Multifamily Mortgage Revenue Refunding Bonds, Burley
              Court/Valley Drive Projects, Series 1993A, 6.400%, 10/01/19
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 9.8%

         630 New Mexico Mortgage Finance Authority, Single Family          7/06 at 102.00       AAA    633,868
              Mortgage Program Bonds, Series 1996D-1, 6.250%, 7/01/22

         630 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA    632,048
              Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28
              (Alternative Minimum Tax)

         350 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA    362,639
              Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28
              (Alternative Minimum Tax)

         595 New Mexico Mortgage Finance Authority, Single Family          7/05 at 102.00       AAA    610,863
              Mortgage Program Bonds, Series 1995A, 6.650%, 7/01/26
              (Alternative Minimum Tax)

         910 New Mexico Mortgage Finance Authority, Single Family         11/09 at 101.50       AAA    933,132
              Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31
              (Alternative Minimum Tax)

         885 New Mexico Mortgage Finance Authority, Single Family          1/10 at 102.50       AAA    911,939
              Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31
              (Alternative Minimum Tax)

       1,060 New Mexico Mortgage Finance Authority, General Revenue        9/09 at 100.00        A+  1,105,622
              Office Building Bonds, Series 2000, 6.000%, 9/01/26
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.9%

       1,970 Sandoval County, New Mexico, General Obligation Bonds,        4/14 at 100.00       Aaa  2,059,990
              Series 2004, 5.000%, 4/15/23 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 38.2%

       1,880 Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call       AAA  1,468,130
              Improvement and Revenue Refunding Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

----
18

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue    10/09 at 100.00        AA $2,094,860
              Bonds, Series 1999, 5.250%, 10/01/26

       3,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue     6/09 at 100.00       AAA  3,243,507
              Bonds, Series 2004, 5.250%, 6/15/19 - AMBAC Insured

             Dona Ana County, New Mexico, Gross Receipts Tax Revenue
             Refunding and Improvement Bonds, Series 2003:
         360  5.250%, 5/01/25 - AMBAC Insured                              5/13 at 100.00       Aaa    379,897
         545  5.250%, 5/01/28 - AMBAC Insured                              5/13 at 100.00       Aaa    570,097

       1,160 Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A,    6/13 at 100.00       Aaa  1,200,182
              5.000%, 6/01/24 - AMBAC Insured

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue        6/12 at 100.00       Aaa  1,542,042
              Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC
              Insured

       1,365 New Mexico Finance Authority, Court Automation Fee Revenue    6/11 at 100.00       AAA  1,451,664
              Bonds, Series 2002, 5.000%, 6/15/17 - MBIA Insured

       2,000 New Mexico Finance Authority, Senior Lien Transportation      6/14 at 100.00       AAA  2,135,280
              Revenue Bonds, Series 2004A, 5.250%, 6/15/24 - MBIA Insured

         250 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00      BBB+    261,573
              Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

       1,000 San Juan County, New Mexico, Subordinate Gross Receipts Tax   9/11 at 101.00       AAA  1,029,960
              Revenue Bonds, Series 2001A, 5.125%, 9/15/26 - AMBAC
              Insured

       4,000 Santa Fe County, New Mexico, Correctional System Gross          No Opt. Call       AAA  4,761,080
              Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
              FSA Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 0.2%

         180 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC    126,329
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 4.7%

       1,870 Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call       AAA  1,460,320
              Improvement and Revenue Refunding Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

       1,000 Las Cruces South Central Solid Waste Authority, New Mexico,   6/05 at 100.00     A2***  1,019,730
              Environmental Services Gross Receipts Tax Project Revenue
              Bonds, Series 1995, 6.000%, 6/01/16 (Pre-refunded to
              6/01/05)
--------------------------------------------------------------------------------------------------------------
             Utilities - 4.5%

       1,500 Farmington, New Mexico, Pollution Control Revenue Bonds,     10/09 at 102.00       BBB  1,625,130
              Public Service Company of New Mexico, Series 1999A,
              6.600%, 10/01/29 (Alternative Minimum Tax)

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00       AAA    140,679
              Series 2000HH, 5.250%, 7/01/29 - FSA Insured

         250 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA    261,432
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

         300 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call       AAA    337,752
              Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 - MBIA
              Insured

----
19

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.7%

     $ 1,000 Albuquerque, New Mexico, Joint Water and Sewer System          No Opt. Call       AAA $   933,710
              Revenue Bonds, Series 1990A, 0.000%, 7/01/07 - FGIC Insured

       1,000 New Mexico Finance Authority, Public Project Revolving Fund  6/14 at 100.00       AAA   1,037,920
              Revenue Bonds, Series 2004C, 5.000%, 6/01/24 - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------
     $50,505 Total Long-Term Investments (cost $49,751,300) - 99.0%                                 52,312,201
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                      542,040
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $52,854,241
             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.

                                See accompanying notes to financial statements.

----
20

Statement of Assets and Liabilities (Unaudited)
November 30, 2004


                                                                                                 Arizona     Colorado
----------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $92,840,447, $40,615,302, and $49,751,300, respectively) $96,141,314  $43,276,275
Cash                                                                                          1,057,960      243,798
Receivables:
  Interest                                                                                    1,748,134      713,258
  Investments sold                                                                               45,000           --
  Shares sold                                                                                    43,872       21,715
Other assets                                                                                        397          100
----------------------------------------------------------------------------------------------------------------------
    Total assets                                                                             99,036,677   44,255,146
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                       --           --
Payables:
  Investments purchased                                                                         837,097    1,046,513
  Shares redeemed                                                                                81,614           --
Accrued expenses:
  Management fees                                                                                43,924       19,429
  12b-1 distribution and service fees                                                            20,752       12,819
  Other                                                                                          50,274       26,909
Dividends payable                                                                               340,100      136,802
----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                         1,373,761    1,242,472
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                  $97,662,916  $43,012,674
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                  $68,579,747  $31,719,715
Shares outstanding                                                                            6,285,715    3,071,399
Net asset value per share                                                                   $     10.91  $     10.33
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                           $     11.39  $     10.78
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                  $ 5,204,247  $ 5,532,230
Shares outstanding                                                                              477,649      535,678
Net asset value and offering price per share                                                $     10.90  $     10.33
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                  $ 8,382,209  $ 5,081,362
Shares outstanding                                                                              769,452      492,792
Net asset value and offering price per share                                                $     10.89  $     10.31
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                  $15,496,713  $   679,367
Shares outstanding                                                                            1,421,806       65,817
Net asset value and offering price per share                                                $     10.90  $     10.32
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                             $92,973,076  $41,834,248
Undistributed (Over-distribution of) net investment income                                      (80,213)     (30,722)
Accumulated net realized gain (loss) from investments                                         1,469,186   (1,451,825)
Net unrealized appreciation of investments                                                    3,300,867    2,660,973
----------------------------------------------------------------------------------------------------------------------
Net assets                                                                                  $97,662,916  $43,012,674
----------------------------------------------------------------------------------------------------------------------

                                                                                              New Mexico
--------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $92,840,447, $40,615,302, and $49,751,300, respectively) $52,312,201
Cash                                                                                                 --
Receivables:
  Interest                                                                                      964,851
  Investments sold                                                                                   --
  Shares sold                                                                                        --
Other assets                                                                                        123
--------------------------------------------------------------------------------------------------------
    Total assets                                                                             53,277,175
--------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                  131,671
Payables:
  Investments purchased                                                                              --
  Shares redeemed                                                                                45,090
Accrued expenses:
  Management fees                                                                                23,890
  12b-1 distribution and service fees                                                            14,436
  Other                                                                                          30,400
Dividends payable                                                                               177,447
--------------------------------------------------------------------------------------------------------
    Total liabilities                                                                           422,934
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $52,854,241
--------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                                  $41,163,200
Shares outstanding                                                                            3,983,608
Net asset value per share                                                                   $     10.33
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)                                           $     10.78
--------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                                  $ 5,192,305
Shares outstanding                                                                              502,409
Net asset value and offering price per share                                                $     10.33
--------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                                  $ 5,624,628
Shares outstanding                                                                              543,843
Net asset value and offering price per share                                                $     10.34
--------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                                  $   874,108
Shares outstanding                                                                               84,251
Net asset value and offering price per share                                                $     10.38
--------------------------------------------------------------------------------------------------------

Net Assets Consist of:
----------------------------------------------------------------------------------------------------------------------------------
Capital paid-in                                                                             $51,432,254
Undistributed (Over-distribution of) net investment income                                      (51,353)
Accumulated net realized gain (loss) from investments                                        (1,087,561)
Net unrealized appreciation of investments                                                    2,560,901
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $52,854,241
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
21

Statement of Operations (Unaudited)
Six Months Ended November 30, 2004

                                                                        Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------------------------------
Investment Income                                                   $2,555,997  $1,088,130  $1,387,098
-------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        270,045     117,656     147,457
12b-1 service fees - Class A                                            69,243      31,597      42,485
12b-1 distribution and service fees - Class B                           26,986      27,787      24,791
12b-1 distribution and service fees - Class C                           30,579      18,666      20,450
Shareholders' servicing agent fees and expenses                         30,278      12,814      15,970
Custodian's fees and expenses                                           21,286      12,289      13,285
Trustees' fees and expenses                                              1,505         625         785
Professional fees                                                        4,717       3,885       4,105
Shareholders' reports - printing and mailing expenses                   18,378       8,694      10,066
Federal and state registration fees                                      4,864       1,840       2,858
Other expenses                                                           1,338         539         729
-------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             479,219     236,392     282,981
  Custodian fee credit                                                  (5,807)     (4,029)     (2,032)
-------------------------------------------------------------------------------------------------------
Net expenses                                                           473,412     232,363     280,949
-------------------------------------------------------------------------------------------------------
Net investment income                                                2,082,585     855,767   1,106,149
-------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                            2,475,488     (83,905)    133,470
Net change in unrealized appreciation (depreciation) of investments   (861,476)  1,267,451   1,288,133
-------------------------------------------------------------------------------------------------------
Net gain from investments                                            1,614,012   1,183,546   1,421,603
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $3,696,597  $2,039,313  $2,527,752
-------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
22

Statement of Changes in Net Assets (Unaudited)

                                                                       Arizona                        Colorado
                                                           ------------------------------  -----------------------------
                                                           Six Months Ended     Year Ended Six Months Ended    Year Ended
                                                                   11/30/04        5/31/04         11/30/04       5/31/04
--------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                           $ 2,082,585  $  4,546,151       $   855,767  $ 1,826,407
Net realized gain (loss) from investments                         2,475,488      (904,586)          (83,905)     161,474
Net change in unrealized appreciation (depreciation)
 of investments                                                    (861,476)   (5,035,886)        1,267,451   (2,308,595)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             3,696,597    (1,394,321)        2,039,313     (320,714)
--------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                        (1,463,204)   (3,215,414)         (624,970)  (1,384,330)
  Class B                                                           (98,545)     (236,614)          (94,909)    (227,283)
  Class C                                                          (150,473)     (331,693)          (85,323)    (220,399)
  Class R                                                          (349,415)     (837,684)          (14,096)     (33,152)
--------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders        (2,061,637)   (4,621,405)         (819,298)  (1,865,164)
--------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                      3,387,931    10,487,851         2,137,922    4,340,201
Proceeds from shares issued to shareholders due to
 reinvestment of distributions                                      779,400     1,826,896           332,876      757,261
--------------------------------------------------------------------------------------------------------------------------
                                                                  4,167,331    12,314,747         2,470,798    5,097,462
Cost of shares redeemed                                          (7,336,469)  (17,742,441)       (3,083,348)  (7,149,563)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                                    (3,169,138)   (5,427,694)         (612,550)  (2,052,101)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                            (1,534,178)  (11,443,420)          607,465   (4,237,979)
Net assets at the beginning of period                            99,197,094   110,640,514        42,405,209   46,643,188
--------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                 $97,662,916  $ 99,197,094       $43,012,674  $42,405,209
--------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of period                                           $   (80,213) $   (101,161)      $   (30,722) $   (67,191)
--------------------------------------------------------------------------------------------------------------------------

                                                                     New Mexico
                                                           -----------------------------
                                                           Six Months Ended    Year Ended
                                                                   11/30/04       5/31/04
-----------------------------------------------------------------------------------------
Operations
Net investment income                                           $ 1,106,149  $ 2,373,050
Net realized gain (loss) from investments                           133,470      165,851
Net change in unrealized appreciation (depreciation)
 of investments                                                   1,288,133   (3,430,453)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             2,527,752     (891,552)
-----------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                          (902,766)  (1,970,478)
  Class B                                                           (90,927)    (200,249)
  Class C                                                           (99,533)    (191,636)
  Class R                                                           (18,977)     (34,522)
-----------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders        (1,112,203)  (2,396,885)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                      2,202,104    4,868,614
Proceeds from shares issued to shareholders due to
 reinvestment of distributions                                      492,921    1,008,448
-----------------------------------------------------------------------------------------
                                                                  2,695,025    5,877,062
Cost of shares redeemed                                          (4,261,391)  (8,320,720)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                                    (1,566,366)  (2,443,658)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets                              (150,817)  (5,732,095)
Net assets at the beginning of period                            53,005,058   58,737,153
-----------------------------------------------------------------------------------------
Net assets at the end of period                                 $52,854,241  $53,005,058
-----------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
 at the end of period                                           $   (51,353) $   (45,299)
-----------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
23

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), Nuveen Colorado Municipal Bond Fund ("Colorado") and Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, Arizona and Colorado had outstanding when-issued and delayed delivery purchase commitments of $560,000 and $1,046,513, respectively. There were no such outstanding purchase commitments in New Mexico.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
24

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2004.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                      Arizona
                                                  -----------------------------------------------
                                                     Six Months Ended           Year Ended
                                                         11/30/04                 5/31/04
                                                  ---------------------  ------------------------
                                                     Shares       Amount      Shares        Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                          184,277  $ 2,016,436     672,282  $  7,431,055
  Class B                                           13,950      151,660      77,810       858,490
  Class C                                          104,520    1,133,925     151,108     1,654,278
  Class R                                            7,896       85,910      50,089       544,028
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                           45,843      499,122     100,907     1,112,505
  Class B                                            1,944       21,130       4,525        49,800
  Class C                                            5,369       58,400      13,424       147,687
  Class R                                           18,460      200,748      46,954       516,904
--------------------------------------------------------------------------------------------------
                                                   382,259    4,167,331   1,117,099    12,314,747
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (407,462)  (4,433,135)   (940,959)  (10,309,701)
  Class B                                         (113,322)  (1,224,391)   (102,560)   (1,122,300)
  Class C                                          (38,686)    (421,454)   (285,875)   (3,111,912)
  Class R                                         (115,805)  (1,257,489)   (293,232)   (3,198,528)
--------------------------------------------------------------------------------------------------
                                                  (675,275)  (7,336,469) (1,622,626)  (17,742,441)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                           (293,016) $(3,169,138)   (505,527) $ (5,427,694)
--------------------------------------------------------------------------------------------------


----
25

                                                                       Colorado
                                                     --------------------------------------------
                                                        Six Months Ended          Year Ended
                                                            11/30/04               5/31/04
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             138,502  $ 1,428,880   306,120  $ 3,172,503
  Class B                                               6,131       61,584    44,839      460,100
  Class C                                              63,442      647,413    67,994      697,147
  Class R                                                   4           45     1,039       10,451
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              23,609      242,097    52,043      533,529
  Class B                                               3,460       35,459     8,270       84,814
  Class C                                               4,074       41,695    10,446      106,947
  Class R                                               1,329       13,625     3,122       31,971
--------------------------------------------------------------------------------------------------
                                                      240,551    2,470,798   493,873    5,097,462
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (146,360)  (1,502,898) (413,394)  (4,234,226)
  Class B                                             (58,536)    (602,722)  (67,810)    (690,737)
  Class C                                             (97,116)    (977,728) (203,204)  (2,065,146)
  Class R                                                  --           --   (15,624)    (159,454)
--------------------------------------------------------------------------------------------------
                                                     (302,012)  (3,083,348) (700,032)  (7,149,563)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                               (61,461) $  (612,550) (206,159) $(2,052,101)
--------------------------------------------------------------------------------------------------

                                                                      New Mexico
                                                     --------------------------------------------
                                                        Six Months Ended          Year Ended
                                                            11/30/04               5/31/04
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             181,976  $ 1,862,077   266,319  $ 2,762,369
  Class B                                               9,633       98,169    71,583      752,894
  Class C                                              23,568      241,768   118,392    1,230,367
  Class R                                                   8           90    12,078      122,984
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              36,225      370,562    74,479      772,559
  Class B                                               5,143       52,608    10,823      112,259
  Class C                                               5,238       53,637     9,047       93,858
  Class R                                               1,569       16,114     2,860       29,772
--------------------------------------------------------------------------------------------------
                                                      263,360    2,695,025   565,581    5,877,062
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (385,526)  (3,976,764) (642,554)  (6,595,077)
  Class B                                             (22,603)    (230,716) (127,183)  (1,316,991)
  Class C                                              (5,384)     (53,911)  (39,629)    (406,965)
  Class R                                                  --           --      (158)      (1,687)
--------------------------------------------------------------------------------------------------
                                                     (413,513)  (4,261,391) (809,524)  (8,320,720)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                              (150,153) $(1,566,366) (243,943) $(2,443,658)
--------------------------------------------------------------------------------------------------


----
26

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2004, were as follows:

                                      Arizona   Colorado New Mexico
             ------------------------------------------------------
             Purchases            $15,092,532 $8,047,350 $4,146,549
             Sales and maturities  18,917,234  8,159,400  5,616,122
             ------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                                    Arizona    Colorado  New Mexico
            -------------------------------------------------------
            Cost of investments $92,819,087 $40,612,535 $49,745,662
            -------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

                                                Arizona    Colorado  New Mexico
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $ 4,666,352  $2,717,776  $2,801,887
  Depreciation                              (1,344,125)    (54,036)   (235,348)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments $ 3,322,227  $2,663,740  $2,566,539
-------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                                Arizona Colorado New Mexico
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Undistributed net tax-exempt income*      $238,948  $68,490   $147,164
     Undistributed net ordinary income**             --       --        801
     Undistributed net long-term capital gains       --       --         --
     ----------------------------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 7, 2004, paid on June 1, 2004.
**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2004                                              Arizona   Colorado New Mexico
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distributions from net tax-exempt income       $4,660,464 $1,890,437 $2,401,262
Distributions from net ordinary income**               --         --         --
Distributions from net long-term capital gains         --         --         --
-------------------------------------------------------------------------------

**Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                   Arizona   Colorado New Mexico
               -------------------------------------------------
               -------------------------------------------------
               Expiration Year:
                 2008           $       -- $  470,202 $  411,479
                 2009                   --    374,552    338,997
                 2010                   --     97,920         --
                 2011              101,993    220,293    309,022
                 2012              904,309    204,953    161,533
               -------------------------------------------------
               Total            $1,006,302 $1,367,920 $1,221,031
               -------------------------------------------------


----
27

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.


----
28

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2004, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                        Arizona Colorado New Mexico
             ------------------------------------------------------
             Sales charges collected    $58,609  $32,699    $37,235
             Paid to authorized dealers  50,091   28,054     31,713
             ------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2004, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                    Arizona Colorado New Mexico
                -----------------------------------------------
                Commission advances  $8,505   $8,568     $7,575
                -----------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2004, the Distributor retained such 12b-1 fees as follows:

                                    Arizona Colorado New Mexico
                -----------------------------------------------
                12b-1 fees retained $24,986  $25,891    $23,269
                -----------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2004, as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
CDSC retained                                        $14,772   $9,946     $5,719
--------------------------------------------------------------------------------

6. Subsequent Events

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2004, to shareholders of record on December 9, 2004, as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dividend per share:
 Class A                                              $.0385   $.0340     $.0355
 Class B                                               .0315    .0275      .0290
 Class C                                               .0335    .0295      .0305
 Class R                                               .0400    .0360      .0370
--------------------------------------------------------------------------------

Arizona also declared a capital gains distribution of $.1643 per share, which was paid on December 3, 2004, to shareholders of record on December 1, 2004.

New Mexico also declared an ordinary income distribution of $.0002 per share, which was paid on December 3, 2004, to shareholders of record on December 1, 2004.

Adviser Merger
Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.



----
29

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations        Less Distributions
                          ---------------------------  -----------------------                    ----------------------------
                                                                                                             Before Credit/
                                                                                                             Reimbursement
ARIZONA                                                                                                   ------------------
                                                                                                                       Ratio
                                                                                                                      of Net
                                           Net                                                                       Invest-
                                     Realized/                                                            Ratio of      ment
                                    Unrealized                                                            Expenses    Income
                                Net    Invest-             Net                  Ending             Ending       to        to
              Beginning     Invest-       ment         Invest-                     Net                Net  Average   Average
Year Ended    Net Asset        ment       Gain            ment  Capital          Asset     Total   Assets      Net       Net
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)   Assets    Assets
-------------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
  2005(e)        $10.73        $.23      $ .18  $ .41    $(.23)   $  --  $(.23) $10.91      3.85% $68,580      .91%*    4.25%*
  2004            11.35         .48       (.61)  (.13)    (.49)      --   (.49)  10.73     (1.19)  69,355      .94      4.34
  2003            10.91         .51        .47    .98     (.52)    (.02)  (.54)  11.35      9.23   75,255      .92      4.56
  2002            10.84         .53        .12    .65     (.53)    (.05)  (.58)  10.91      6.06   69,356      .92      4.85
  2001            10.24         .54        .58   1.12     (.52)      --   (.52)  10.84     11.12   70,642      .95      5.02
  2000            11.25         .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24     (3.75)  69,512     1.10      4.85
Class B (2/97)
  2005(e)         10.72         .19        .18    .37     (.19)      --   (.19)  10.90      3.45    5,204     1.66*     3.51*
  2004            11.33         .40       (.61)  (.21)    (.40)      --   (.40)  10.72     (1.85)   6,162     1.69      3.59
  2003            10.89         .42        .48    .90     (.44)    (.02)  (.46)  11.33      8.43    6,745     1.67      3.81
  2002            10.83         .45        .11    .56     (.45)    (.05)  (.50)  10.89      5.20    5,962     1.67      4.10
  2001            10.23         .46        .59   1.05     (.45)      --   (.45)  10.83     10.33    4,447     1.70      4.27
  2000            11.24         .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23     (4.48)   3,680     1.85      4.11
Class C (2/94)
  2005(e)         10.71         .20        .18    .38     (.20)      --   (.20)  10.89      3.57    8,382     1.46*     3.70*
  2004            11.33         .42       (.61)  (.19)    (.43)      --   (.43)  10.71     (1.73)   7,481     1.49      3.80
  2003            10.90         .45        .46    .91     (.46)    (.02)  (.48)  11.33      8.56    9,289     1.47      4.01
  2002            10.83         .47        .12    .59     (.47)    (.05)  (.52)  10.90      5.50    7,454     1.46      4.30
  2001            10.23         .48        .59   1.07     (.47)      --   (.47)  10.83     10.56    5,809     1.50      4.47
  2000            11.24         .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23     (4.28)   5,290     1.65      4.31
Class R (2/97)
  2005(e)         10.72         .24        .18    .42     (.24)      --   (.24)  10.90      3.94   15,497      .71*     4.46*
  2004            11.33         .50       (.60)  (.10)    (.51)      --   (.51)  10.72      (.93)  16,198      .74      4.55
  2003            10.90         .53        .47   1.00     (.55)    (.02)  (.57)  11.33      9.38   19,351      .72      4.76
  2002            10.83         .56        .12    .68     (.56)    (.05)  (.61)  10.90      6.30   17,742      .72      5.05
  2001            10.24         .56        .58   1.14     (.55)      --   (.55)  10.83     11.27   19,388      .75      5.22
  2000            11.25         .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24     (3.53)  19,076      .91      5.06
-------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
              Ratios/Supplemental Data
              ----------------------------------------------------
                     After            After Credit/
                Reimbursement(c)     Reimbursement(d)
ARIZONA       ------------------   ------------------
                           Ratio                Ratio
                          of Net               of Net
                         Invest-              Invest-
              Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income
                    to        to         to        to
               Average   Average    Average   Average   Portfolio
Year Ended         Net       Net        Net       Net    Turnover
May 31,         Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------
Class A (10/86)
  2005(e)          .91%*    4.25%*      .90%*    4.27%*        16%
  2004             .94      4.34        .93      4.35          10
  2003             .92      4.56        .91      4.57          14
  2002             .92      4.85        .91      4.86          16
  2001             .95      5.02        .94      5.03          21
  2000            1.06      4.89       1.06      4.90          41
Class B (2/97)
  2005(e)         1.66*     3.51*      1.65*     3.52*         16
  2004            1.69      3.59       1.68      3.60          10
  2003            1.67      3.81       1.66      3.82          14
  2002            1.67      4.10       1.66      4.11          16
  2001            1.70      4.27       1.69      4.28          21
  2000            1.82      4.14       1.81      4.15          41
Class C (2/94)
  2005(e)         1.46*     3.70*      1.45*     3.71*         16
  2004            1.49      3.80       1.48      3.80          10
  2003            1.47      4.01       1.46      4.02          14
  2002            1.46      4.30       1.46      4.31          16
  2001            1.50      4.47       1.49      4.48          21
  2000            1.61      4.34       1.60      4.35          41
Class R (2/97)
  2005(e)          .71*     4.46*       .70*     4.47*         16
  2004             .74      4.55        .73      4.55          10
  2003             .72      4.76        .71      4.77          14
  2002             .72      5.05        .71      5.06          16
  2001             .75      5.22        .74      5.23          21
  2000             .87      5.09        .87      5.10          41
------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
30

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations        Less Distributions
                          ---------------------------  -----------------------                    ----------------------------
                                                                                                             Before Credit/
                                                                                                             Reimbursement
COLORADO                                                                                                  ------------------
                                                                                                                       Ratio
                                                                                                                      of Net
                                           Net                                                                       Invest-
                                     Realized/                                                            Ratio of      ment
                                    Unrealized                                                            Expenses    Income
              Beginning         Net    Invest-             Net                  Ending             Ending       to        to
                    Net     Invest-       ment         Invest-                     Net                Net  Average   Average
Year Ended        Asset        ment       Gain            ment  Capital          Asset     Total   Assets      Net       Net
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)   Assets    Assets
-------------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2005(e)         $10.03        $.21     $  .29  $ .50    $(.20)   $  --  $(.20) $10.33      5.05% $31,720      .93%*    4.11%*
   2004           10.52         .45       (.49)  (.04)    (.45)      --   (.45)  10.03      (.34)  30,658      .95      4.34
   2003           10.15         .48        .38    .86     (.49)      --   (.49)  10.52      8.70   32,732      .95      4.66
   2002           10.02         .52        .13    .65     (.52)      --   (.52)  10.15      6.53   32,638      .96      5.05
   2001            9.50         .52        .51   1.03     (.51)      --   (.51)  10.02     11.00   32,306     1.00      5.28
   2000           10.68         .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)  32,448     1.26      4.94
Class B (2/97)
 2005(e)          10.04         .17        .29    .46     (.17)      --   (.17)  10.33      4.57    5,532     1.68*     3.36*
   2004           10.53         .37       (.48)  (.11)    (.38)      --   (.38)  10.04     (1.04)   5,867     1.70      3.59
   2003           10.16         .40        .39    .79     (.42)      --   (.42)  10.53      7.93    6,310     1.70      3.92
   2002           10.03         .44        .13    .57     (.44)      --   (.44)  10.16      5.78    6,014     1.70      4.29
   2001            9.52         .45        .50    .95     (.44)      --   (.44)  10.03     10.07    4,916     1.75      4.53
   2000           10.70         .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)   4,533     2.04      4.19
Class C (2/97)
 2005(e)          10.02         .18        .29    .47     (.18)      --   (.18)  10.31      4.68    5,081     1.48*     3.57*
   2004           10.51         .39       (.48)  (.09)    (.40)      --   (.40)  10.02      (.87)   5,234     1.50      3.80
   2003           10.14         .42        .39    .81     (.44)      --   (.44)  10.51      8.14    6,801     1.49      4.11
   2002           10.01         .46        .13    .59     (.46)      --   (.46)  10.14      5.98    4,064     1.49      4.50
   2001            9.49         .47        .50    .97     (.45)      --   (.45)  10.01     10.41    2,995     1.55      4.73
   2000           10.67         .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)   3,113     1.89      4.38
Class R (2/97)
 2005(e)          10.03         .22        .29    .51     (.22)      --   (.22)  10.32      5.07      679      .73*     4.31*
   2004           10.52         .47       (.48)  (.01)    (.48)      --   (.48)  10.03      (.11)     647      .75      4.54
   2003           10.16         .50        .38    .88     (.52)      --   (.52)  10.52      8.84      799      .75      4.87
   2002           10.01         .54        .15    .69     (.54)      --   (.54)  10.16      6.98      819      .75      5.25
   2001            9.50         .54        .50   1.04     (.53)      --   (.53)  10.01     11.10      746      .81      5.47
   2000           10.69         .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)   1,342     1.11      5.16
-------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
              Ratios/Supplemental Data
              ----------------------------------------------------
                     After            After Credit/
                Reimbursement(c)     Reimbursement(d)
COLORADO      ------------------   ------------------
                           Ratio                Ratio
                          of Net               of Net
                         Invest-              Invest-
              Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income
                    to        to         to        to
               Average   Average    Average   Average   Portfolio
Year Ended         Net       Net        Net       Net    Turnover
May 31,         Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------
Class A (5/87)
 2005(e)           .93%*    4.11%*      .92%*    4.13%*        19%
   2004            .95      4.34        .94      4.35          49
   2003            .95      4.66        .93      4.68          12
   2002            .96      5.05        .94      5.06          28
   2001           1.00      5.28        .99      5.29          33
   2000           1.26      4.94       1.25      4.95          54
Class B (2/97)
 2005(e)          1.68*     3.36*      1.67*     3.38*         19
   2004           1.70      3.59       1.69      3.60          49
   2003           1.70      3.92       1.68      3.93          12
   2002           1.70      4.29       1.69      4.31          28
   2001           1.75      4.53       1.74      4.54          33
   2000           2.04      4.19       2.03      4.20          54
Class C (2/97)
 2005(e)          1.48*     3.57*      1.47*     3.58*         19
   2004           1.50      3.80       1.49      3.81          49
   2003           1.49      4.11       1.48      4.12          12
   2002           1.49      4.50       1.48      4.51          28
   2001           1.55      4.73       1.54      4.74          33
   2000           1.89      4.38       1.88      4.39          54
Class R (2/97)
 2005(e)           .73*     4.31*       .72*     4.33*         19
   2004            .75      4.54        .74      4.56          49
   2003            .75      4.87        .74      4.88          12
   2002            .75      5.25        .74      5.26          28
   2001            .81      5.47        .80      5.48          33
   2000           1.11      5.16       1.10      5.17          54
------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
31

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations       Less Distributions
                          ---------------------------  ----------------------                    ----------------------------
                                                                                                            Before Credit/
                                                                                                            Reimbursement
NEW MEXICO                                                                                               ------------------
                                                                                                                      Ratio
                                                                                                                     of Net
                                           Net                                                                      Invest-
                                     Realized/                                                           Ratio of      ment
                                    Unrealized                                                           Expenses    Income
              Beginning         Net    Invest-             Net                 Ending             Ending       to        to
                    Net     Invest-       ment         Invest-                    Net                Net  Average   Average
Year Ended        Asset        ment       Gain            ment  Capital         Asset     Total   Assets      Net       Net
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)   Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
  2005(e)        $10.07        $.22      $ .26  $ .48    $(.22)    $ -- $(.22) $10.33      4.78% $41,163      .92%*    4.21%*
  2004            10.66         .45       (.58)  (.13)    (.46)      --  (.46)  10.07     (1.28)  41,789      .93      4.36
  2003            10.27         .47        .40    .87     (.48)      --  (.48)  10.66      8.65   47,478      .93      4.48
  2002            10.23         .49        .04    .53     (.49)      --  (.49)  10.27      5.22   45,882      .95      4.76
  2001             9.66         .50        .56   1.06     (.49)      --  (.49)  10.23     11.11   46,358      .99      4.92
  2000            10.58         .47       (.90)  (.43)    (.49)      --  (.49)   9.66     (4.09)  45,795     1.19      4.73
Class B (2/97)
  2005(e)         10.07         .18        .26    .44     (.18)      --  (.18)  10.33      4.38    5,192     1.67*     3.46*
  2004            10.66         .37       (.58)  (.21)    (.38)      --  (.38)  10.07     (2.02)   5,137     1.68      3.61
  2003            10.27         .39        .40    .79     (.40)      --  (.40)  10.66      7.84    5,919     1.68      3.73
  2002            10.23         .41        .04    .45     (.41)      --  (.41)  10.27      4.43    4,485     1.70      4.01
  2001             9.66         .42        .56    .98     (.41)      --  (.41)  10.23     10.26    3,393     1.73      4.17
  2000            10.57         .40       (.90)  (.50)    (.41)      --  (.41)   9.66     (4.75)   2,717     1.97      3.98
Class C (2/97)
  2005(e)         10.07         .19        .27    .46     (.19)      --  (.19)  10.34      4.57    5,625     1.47*     3.66*
  2004            10.67         .40       (.60)  (.20)    (.40)      --  (.40)  10.07     (1.94)   5,243     1.48      3.81
  2003            10.27         .41        .41    .82     (.42)      --  (.42)  10.67      8.13    4,615     1.47      3.93
  2002            10.23         .43        .04    .47     (.43)      --  (.43)  10.27      4.61    3,295     1.50      4.20
  2001             9.65         .44        .57   1.01     (.43)      --  (.43)  10.23     10.61    2,396     1.54      4.37
  2000            10.58         .42       (.92)  (.50)    (.43)      --  (.43)   9.65     (4.71)   2,321     1.76      4.18
Class R (2/97)
  2005(e)         10.11         .23        .27    .50     (.23)      --  (.23)  10.38      4.95      874      .72*     4.41*
  2004            10.70         .47       (.59)  (.12)    (.47)      --  (.47)  10.11     (1.10)     836      .73      4.56
  2003            10.30         .49        .41    .90     (.50)      --  (.50)  10.70      8.91      726      .73      4.68
  2002            10.26         .51        .03    .54     (.50)      --  (.50)  10.30      5.39      547      .75      4.96
  2001             9.68         .52        .56   1.08     (.50)      --  (.50)  10.26     11.39      520      .79      5.12
  2000            10.60         .49       (.90)  (.41)    (.51)      --  (.51)   9.68     (3.89)     434     1.01      4.91
------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
              Ratios/Supplemental Data
              ----------------------------------------------------
                     After            After Credit/
                Reimbursement(c)     Reimbursement(d)
NEW MEXICO    ------------------   ------------------
                           Ratio                Ratio
                          of Net               of Net
                         Invest-              Invest-
              Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income
                    to        to         to        to
               Average   Average    Average   Average   Portfolio
Year Ended         Net       Net        Net       Net    Turnover
May 31,         Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------
Class A (9/92)
  2005(e)          .92%*    4.21%*      .92%*    4.22%*         8%
  2004             .93      4.36        .92      4.36          20
  2003             .93      4.48        .92      4.49           8
  2002             .95      4.76        .94      4.77          22
  2001             .99      4.92        .97      4.93          10
  2000            1.19      4.73       1.19      4.74          24
Class B (2/97)
  2005(e)         1.67*     3.46*      1.67*     3.47*          8
  2004            1.68      3.61       1.67      3.61          20
  2003            1.68      3.73       1.66      3.74           8
  2002            1.70      4.01       1.69      4.02          22
  2001            1.73      4.17       1.72      4.18          10
  2000            1.97      3.98       1.96      3.98          24
Class C (2/97)
  2005(e)         1.47*     3.66*      1.47*     3.67*          8
  2004            1.48      3.81       1.47      3.82          20
  2003            1.47      3.93       1.46      3.95           8
  2002            1.50      4.20       1.48      4.21          22
  2001            1.54      4.37       1.52      4.38          10
  2000            1.76      4.18       1.75      4.18          24
Class R (2/97)
  2005(e)          .72*     4.41*       .72*     4.42*          8
  2004             .73      4.56        .72      4.57          20
  2003             .73      4.68        .71      4.69           8
  2002             .75      4.96        .74      4.97          22
  2001             .79      5.12        .77      5.13          10
  2000            1.01      4.91       1.00      4.91          24
------------------------------------------------------------------

*  Annualized
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
32

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp. (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

Average Duration: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
SEC 30-Day Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.



================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30; are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
33

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS2-1104D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Florida Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and helping to lower Fund expenses. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important
                     component in achieving your long-term
                               financial goals."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments

  Portfolio manager Dan Solender examines key investment strategies and the performance of the Nuveen Florida Municipal Bond Fund. Dan, who has 17 years of investment management experience, has managed the Fund since 2003.

  Effective January 1, 2005, Cathryn Steeves, who has 8 years of investment experience, took over portfolio manager duties for the Nuveen Florida Municipal Bond Fund. The Fund will continue to utilize a team approach. This does not change the Fund's investment objectives, policies or day-to-day portfolio management practices.

--------------------------------------------------------------------------------

How did the Fund perform during the six months ended November 30, 2004?

The table on page 3 provides total return performance information for the Nuveen Florida Municipal Bond Fund for the six-month, one-year, five-year and ten-year periods ended November 30, 2004. The Fund's total return performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its state-specific Lipper peer fund category average. The reasons for the Fund's variance from the national Lehman Brothers Index and corresponding state-specific Lipper category are discussed later in the report. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state funds with a national average is difficult since most of the national index's results come from out-of-state bonds.

The Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2004, the Nuveen Florida Municipal Bond Fund had a negative UNII for financial statement purposes and a positive UNII balance for tax purposes.

What strategies were used to manage the Fund during the six months ended November 30, 2004? How did these strategies influence performance throughout the period?

The total return at NAV of the Nuveen Florida Municipal Bond Fund outperformed its peer group, the Lipper Florida Municipal Debt Funds Category average, and modestly underperformed the national Lehman Brothers Municipal Bond Index during the past six months. The Fund benefited from the strong performance of BBB-rated and non-rated bonds during the period, which gained as investors' risk tolerance seemingly increased and credit spreads tightened. Counterbalancing this positive performance was the Fund's exposure to a number of bonds that face near-term call dates. Because these bonds have relatively short durations, they, and consequently the portfolio, were hurt as short-term interest rates rose during the period.

Demand for lower-rated securities was very strong throughout the past six months. We believed this was an opportune time to try to reduce the Fund's risk by selling holdings that had grown to larger-than-desired percentages of the portfolio. Such a strategy enabled us to lock in gains and reinvest proceeds in securities we felt offered better future value prospects. One example of this approach

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
 Total Returns as of 11/30/04
--------------------------------------------------------------------------------

                                                   Average Annual
                                     Cumulative ---------------------
                                      6-Month   1-Year 5-Year 10-Year
                                     -          ---------------------
           Nuveen Florida Municipal
             Bond Fund
            A Shares at NAV               4.07%  4.07%  5.29%   5.89%
            A Shares at Offer            -0.34% -0.33%  4.38%   5.44%
           Lipper Florida Municipal
             Debt Funds Category
             Average/1/                   3.44%  3.10%  5.65%   6.31%
           Lehman Brothers Municipal
             Bond Index/2/                4.30%  4.07%  6.78%   7.16%
           ----------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

involved our sale of non-rated multifamily housing bonds for the Pier Club Apartments Project. We were able to boost the Fund's return by selling these Broward County Housing Financing Authority bonds at an attractive price. With the proceeds of these and other sales of lower-rated credits, we sought to purchase attractive high-grade investments to strengthen the Fund's credit quality. Whenever appropriate, we also favored new purchases in the long-intermediate portion of the yield curve, especially of bonds with 15- to 20-year maturity dates. We believed that securities in this maturity range offered particular value for shareholders.


--------------------------------------------------------------------------------

1The Lipper peer group returns represent the average annualized total return of the 62, 61, 59 and 40 funds in the Lipper Florida Municipal Debt Funds Category for the respective six-month, one-, five-, and ten-year periods ended November 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                           Semiannual Report  Page 3

  Fund Spotlight as of 11/30/04               Nuveen Florida Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.13   $10.13   $10.12   $10.12
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0315  $0.0335  $0.0395
         --------------------------------------------------------------
         Inception Date              6/15/90  2/03/97  9/14/95  2/03/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.
Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.07% -0.33%
                  -------------------------------------------
                  5-Year                         5.29%  4.38%
                  -------------------------------------------
                  10-Year                        5.89%  5.44%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.38% -0.60%
                  -------------------------------------------
                  5-Year                         4.47%  4.31%
                  -------------------------------------------
                  10-Year                        5.31%  5.31%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.52%
                  -------------------------------------------
                  5-Year                         4.70%
                  -------------------------------------------
                  10-Year                        5.32%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.26%
                  -------------------------------------------
                  5-Year                         5.48%
                  -------------------------------------------
                  10-Year                        6.06%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.50%  4.31%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.67%  3.52%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.10%  4.89%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.73%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.92%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.06%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.97%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.12%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.33%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.68%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.88%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.39%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.76%        0.35%
                            -------------------------------------------
                            5-Year             5.71%        4.81%
                            -------------------------------------------
                            10-Year            5.71%        5.26%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             3.97%       -0.03%
                            -------------------------------------------
                            5-Year             4.92%        4.75%
                            -------------------------------------------
                            10-Year            5.13%        5.13%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.11%
                            -------------------------------------------
                            5-Year             5.12%
                            -------------------------------------------
                            10-Year            5.13%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             4.95%
                            -------------------------------------------
                            5-Year             5.92%
                            -------------------------------------------
                            10-Year            5.88%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $315,345
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    18.06
           ---------------------------------------------------------
           Average Duration                                     5.40
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

                           Semiannual Report  Page 4

  Fund Spotlight as of 11/30/04               Nuveen Florida Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

                                    [CHART]

AAA/U.S. Guaranteed   61.7%
AA                    12.9%
A                     13.2%
BBB                    8.5%
NR                     3.7%


                          Top Sectors/1/
                          Tax Obligation/Limited 21.0%
                          ----------------------------
                          Healthcare             20.5%
                          ----------------------------
                          Transportation         13.8%
                          ----------------------------
                          Utilities               8.3%
                          ----------------------------
                          Tax Obligation/General  7.6%
                          ----------------------------
                          Housing/Multifamily     7.0%
                          ----------------------------
                          Long-Term Care          6.1%
                          ----------------------------
                          U.S. Guaranteed         5.7%
                          ----------------------------
                          Other                  10.0%
                          ----------------------------

1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,040.70 $1,037.70 $1,037.90 $1,041.60 $1,020.76 $1,017.00 $1,018.00 $1,021.76
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.40 $    8.22 $    7.20 $    3.38 $    4.36 $    8.14 $    7.13 $    3.35
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.61%, 1.41% and .66% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 5

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
November 30, 2004


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.2%

   $   1,785 FSU Financial Assistance Inc., Florida, Subordinate Lien     10/13 at 100.00       AAA $      1,892,796
              General Revenue Bonds, Educational and Athletic Facilities
              Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC
              Insured

       3,675 Florida, Board of Education Lottery Revenue Bonds, Series     1/13 at 101.00       AAA        3,774,519
              2002C, 4.750%, 1/01/21 - MBIA Insured

             Miami-Dade County Educational Facilities Authority,
             Florida, Revenue Bonds, University of Miami, Series 2004A:
       3,550  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00       AAA        3,737,831
       1,000  5.000%, 4/01/25 - AMBAC Insured                              4/14 at 100.00       AAA        1,031,940

       2,515 University of Central Florida, Certificates of               10/14 at 100.00       AAA        2,662,253
              Participation, Athletic Association, Series 2004A, 5.125%,
              10/01/23 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 19.8%

       3,550 Highlands County Health Facilities Authority, Florida,       11/11 at 101.00         A        3,806,417
              Hospital Revenue Bonds, Adventist Health System/Sunbelt
              Obligated Group, Series 2001A, 6.000%, 11/15/31

             Hillsborough County Industrial Development Authority,
             Florida, Hospital Revenue Bonds, Tampa General Hospital,
             Series 2003B:
       1,000  5.250%, 10/01/28                                            10/13 at 100.00      Baa1        1,001,820
       2,580  5.250%, 10/01/34                                            10/13 at 100.00      Baa1        2,586,140

       8,500 Jacksonville Economic Development Commission, Florida,       11/11 at 101.00        AA        8,843,315
              Healthcare Facilities Revenue Bonds, Mayo Clinic, Series
              2001A, 5.500%, 11/15/36

       1,750 Lakeland, Florida, Hospital System Revenue Refunding Bonds,  11/06 at 102.00       AAA        1,837,377
              Lakeland Regional Medical Center, Series 1996A, 5.250%,
              11/15/25 - MBIA Insured

       1,635 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/13 at 100.00        A-        1,660,016
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/17

       5,000 North Broward Hospital District, Florida, Revenue and         1/11 at 101.00        A-        5,279,400
              Improvement Bonds, Series 2001, 6.000%, 1/15/31

       3,250 Orange County Health Facilities Authority, Florida,          11/12 at 100.00         A        3,590,242
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 2002, 6.250%, 11/15/24

      10,645 Orange County Health Facilities Authority, Florida,          11/05 at 102.00       AAA       11,073,355
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC
              Insured

       5,000 Palm Beach County Health Facilities Authority, Florida,      12/11 at 101.00         A        5,132,750
              Hospital Revenue Refunding Bonds, BRCH Corporation
              Obligated Group, Series 2001, 5.625%, 12/01/31

             Pinellas County Health Facilities Authority, Florida,         5/13 at 100.00        A1        7,360,780
             Revenue Bonds, Baycare Health System, Series 2003:
       7,000  5.750%, 11/15/27
       3,000  5.500%, 11/15/33                                             5/13 at 100.00        A1        3,082,560

       5,000 South Broward Hospital District, Florida, Hospital Revenue    5/12 at 101.00       AA-        5,249,150
              Bonds, Series 2002, 5.625%, 5/01/32

       2,040 Tallahassee, Florida, Health Facilities Revenue Bonds,       12/10 at 100.00      Baa2        2,072,436
              Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%,
              12/01/30
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.9%

         600 Broward County Housing Finance Authority, Florida,            2/05 at 102.00       AAA          613,650
              Multifamily Housing Revenue Refunding Bonds, Lakeside
              Apartments, Series 1995, 7.000%, 2/01/25

         250 Broward County Housing Finance Authority, Florida,            8/06 at 102.00       AAA          261,797
              Multifamily Housing Revenue Refunding Bonds, Boardwalk
              Apartments, Series 1996, 6.200%, 8/01/16

       2,700 Duval County Housing Finance Authority, Florida,              4/05 at 102.00       BBB        2,781,567
              Multifamily Housing Revenue Refunding Bonds, Greentree
              Place Project, Series 1995, 6.750%, 4/01/25 (Mandatory put
              4/01/15)

          50 Florida Housing Finance Agency, General Mortgage Revenue     12/04 at 101.00       AAA           51,038
              Refunding Bonds, Series 1992A, 6.400%, 6/01/24

             Florida Housing Finance Agency, Housing Revenue Bonds,
             Antigua Club Apartments, Series 1995A-1:
       1,000  6.750%, 8/01/14 (Alternative Minimum Tax) - AMBAC Insured    2/05 at 102.00       AAA        1,022,790
       5,000  6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured    2/05 at 102.00       AAA        5,111,000

----
6

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

   $   1,115 Florida Housing Finance Agency, Housing Revenue Bonds,        2/05 at 102.00       AAA $      1,139,753
              Brittany of Rosemont Apartments Phase II, Series 1995C-1,
              6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured

             Florida Housing Finance Agency, Housing Revenue Refunding
             Bonds, Vineyards Project, Series 1995H:
       1,260  6.400%, 11/01/15                                            11/05 at 102.00       BBB        1,314,495
       1,660  6.500%, 11/01/25                                            11/05 at 102.00       BBB        1,731,745

       3,500 Florida Housing Finance Agency, FNMA Collateralized Housing  10/06 at 102.00       AAA        3,646,790
              Revenue Bonds, Villas of Capri, Series 1996H, 6.100%,
              4/01/17 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00       AAA        1,030,820
              Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36
              (Alternative Minimum Tax) - AMBAC Insured

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00       AAA        1,031,500
              Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36
              (Alternative Minimum Tax) - AMBAC Insured

       1,385 Florida Housing Finance Agency, GNMA Collateralized          12/04 at 100.00       AAA        1,387,133
              Multifamily Housing Revenue Bonds, Driftwood Terrace
              Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative
              Minimum Tax)

         745 Palm Beach County Housing Finance Authority, Florida,         6/08 at 102.00       N/R          749,545
              Multifamily Housing Revenue Bonds, Affordable Housing
              Guarantee Program, Windsor Park Apartments, Series 1998A,
              5.900%, 6/01/38 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.0%

         510 Clay County Housing Finance Authority, Florida,               3/05 at 102.00       Aaa          521,501
              Multi-County Single Family Mortgage Revenue Bonds, Series
              1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

         550 Dade County Housing Finance Authority, Florida, Single        4/05 at 102.00       AAA          563,151
              Family Mortgage Revenue Bonds, Series 1995, 6.700%,
              4/01/28 (Alternative Minimum Tax)

         270 Leon County Housing Finance Authority, Florida, Single          No Opt. Call       AAA          270,786
              Family Mortgage Revenue Bonds, Multi-County Program,
              Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

         110 Manatee County Housing Finance Authority, Florida, Single    11/05 at 102.00       Aaa          113,493
              Family Mortgage Revenue Bonds, Series 1994-3, 7.600%,
              11/01/26 (Alternative Minimum Tax)

       3,125 Orange County Housing Finance Authority, Florida, Homeowner    9/08 at 27.73       Aaa          670,438
              Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31

         925 Orange County Housing Finance Authority, Florida, Homeowner   3/11 at 101.00       Aaa          947,135
              Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.0%

      10,000 Atlantic Beach, Florida, Health Care Facilities Revenue      10/09 at 101.00         A       10,385,000
              Refunding Bonds, Fleet Landing Project, Series 1999,
              6.000%, 10/01/29 - ACA Insured

       4,500 Palm Beach County Health Facilities Authority, Florida,      11/06 at 102.00      BBB+        4,605,930
              Retirement Community Revenue Bonds, Adult Communities
              Total Services Inc. Obligated Group, Series 1996, 5.625%,
              11/15/20

             St. John's County Industrial Development Authority,
             Florida, First Mortgage Revenue Bonds, Presbyterian
             Retirement Communities, Series 2004A:
       1,130  5.850%, 8/01/24                                              8/14 at 101.00       N/R        1,200,614
       1,565  5.625%, 8/01/34                                              8/14 at 101.00       N/R        1,620,761

             Sarasota County Health Facility Authority, Florida, Health
             Facilities Revenue Bonds, Sunnyside Properties, Series 1995:
         170  5.500%, 5/15/05                                                No Opt. Call       N/R          171,199
       1,000  6.000%, 5/15/10                                              5/06 at 102.00       N/R        1,002,930
--------------------------------------------------------------------------------------------------------------------
             Materials - 3.5%

       4,350 Escambia County, Florida, Pollution Control Revenue Bonds,    9/06 at 102.00      Baa2        4,517,301
              Champion International Corporation, Series 1996, 6.400%,
              9/01/30 (Alternative Minimum Tax)

       4,600 Hillsborough County Industrial Development Authority,         4/10 at 101.00       N/R        5,007,836
              Florida, Exempt Facilities Remarketed Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series
              2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)

       1,500 Nassau County, Florida, Pollution Control Revenue Refunding   1/05 at 101.00      BBB-        1,499,940
              Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15

----
7

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 7.5%

   $   3,745 Broward County, Florida, General Obligation Bonds, Series     1/14 at 100.00       AA+ $      3,944,646
              2004, 5.000%, 1/01/21

       5,465 Florida Department of Transportation, Full Faith and Credit   7/12 at 101.00       AA+        5,908,594
              Right-of-Way Acquisition and Bridge Construction Bonds,
              Series 2002, 5.250%, 7/01/20

       2,165 Florida State Board of Education, Full Faith and Credit         No Opt. Call       AA+        2,896,034
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       6,640 Florida State Board of Education, Full Faith and Credit       6/12 at 101.00       AAA        6,953,674
              Public Education Capital Outlay Bonds, Series 2002B,
              5.000%, 6/01/21 - MBIA Insured

             Palm Beach County, Florida, General Obligation Bonds,
             Recreational and Cultural Facilities Program, Series 1999A:
       1,560  5.750%, 8/01/18                                              8/09 at 100.00       AAA        1,733,690
       1,970  5.750%, 8/01/19                                              8/09 at 100.00       AAA        2,186,641
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.9%

             Miami-Dade County, Florida, Beacon Tradeport Community
             Development District, Special Assessment Bonds, Commercial
             Project, Series 2002A:
       1,975  5.500%, 5/01/22 - RAAI Insured                               5/12 at 102.00        AA        2,100,235
         850  5.625%, 5/01/32 - RAAI Insured                               5/12 at 102.00        AA          901,944

             Broward County School Board, Florida, Certificates of
             Participation, Series 2004C:
       3,410  5.250%, 7/01/17 - FSA Insured                                7/14 at 100.00       AAA        3,728,051
       3,330  5.250%, 7/01/19 - FSA Insured                                7/14 at 100.00       AAA        3,615,781

       2,500 Escambia County School Board, Florida, Certificates of        2/15 at 100.00       AAA        2,620,725
              Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

       5,000 Hernando County, Florida, Revenue Bonds, Criminal Justice       No Opt. Call       AAA        6,649,000
              Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
              FGIC Insured

       1,655 Hillsborough County, Florida, Community Investment Tax       11/13 at 101.00       AAA        1,729,326
              Revenue Bonds, Series 2004, 5.000%, 5/01/23 - AMBAC Insured

       1,000 Hillsborough County School Board, Florida, Certificates of    7/14 at 100.00       AAA        1,076,880
              Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured

       3,000 Hillsborough County School District, Florida, Sales Tax      10/11 at 100.00       AAA        3,280,830
              Revenue Bonds, Series 2002, 5.375%, 10/01/20 - AMBAC
              Insured

       3,000 Jacksonville, Florida, Excise Taxes Revenue Refunding        10/13 at 100.00       AAA        3,240,690
              Bonds, Series 2003C, 5.250%, 10/01/17 (Alternative Minimum
              Tax) - MBIA Insured

       4,120 Jacksonville, Florida, Better Jacksonville Sales Tax         10/13 at 100.00       AAA        4,478,193
              Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

             Lake County School District, Florida, Sales Tax Revenue
             Bonds, Series 2004:
         975  5.000%, 10/01/15 - AMBAC Insured                            10/14 at 100.00       AAA        1,066,455
       1,710  5.000%, 10/01/16 - AMBAC Insured                            10/14 at 100.00       AAA        1,855,812
       1,860  5.000%, 10/01/17 - AMBAC Insured                            10/14 at 100.00       AAA        2,006,010

       2,015 Manatee County, Florida, Revenue Bonds, Series 2004,         10/14 at 100.00       AAA        2,132,857
              5.000%, 10/01/21 - FGIC Insured

       1,000 Miami Beach Redevelopment Agency, Florida, Tax Increment     12/04 at 102.00        A-        1,017,680
              Revenue Bonds, City Center/Historic Convention Village,
              Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)

       3,760 Miami-Dade County Industrial Development Authority,          10/10 at 102.00       AAA        3,945,631
              Florida, Revenue Bonds, BAC Funding Corporation, Series
              2000A, 5.375%, 10/01/30 - AMBAC Insured

       1,750 Northern Palm Beach County Improvement District, Florida,     8/09 at 101.00       N/R        1,780,468
              Revenue Bonds, Water Control and Improvement Development
              Unit 9B, Series 1999, 6.000%, 8/01/29

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development    10/10 at 101.00       AAA        6,167,937
              Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC
              Insured

       4,000 Orange County, Florida, Sales Tax Revenue Bonds, Series       1/13 at 100.00       AAA        4,199,520
              2002A, 5.125%, 1/01/23 - FGIC Insured

       2,050 St. John's County, Florida, Sales Tax Revenue Bonds, Series  10/14 at 100.00       AAA        2,118,265
              2004A, 5.000%, 10/01/25 - AMBAC Insured

----
8

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Volusia County, Florida, Tourist Development Tax Revenue
             Bonds, Series 2004:
   $   2,925  5.000%, 12/01/25 (DD, settling 12/03/04) - FSA Insured      12/14 at 100.00       Aaa $      3,023,894
       3,065  5.000%, 12/01/26 (DD, settling 12/03/04) - FSA Insured      12/14 at 100.00       Aaa        3,146,314
--------------------------------------------------------------------------------------------------------------------
             Transportation - 13.7%

       6,000 Broward County, Florida, Airport System Revenue Bonds,       10/11 at 101.00       AAA        6,148,620
              Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax)
              - AMBAC Insured

       3,220 Broward County, Florida, Airport System Revenue Bonds,       10/14 at 100.00       AAA        3,358,331
              Series 2004L, 5.000%, 10/01/22 - AMBAC Insured

       4,000 Greater Orlando Aviation Authority, Florida, Airport         10/12 at 100.00       AAA        4,129,680
              Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21
              (Alternative Minimum Tax) - FSA Insured

       1,000 Hillsborough County Aviation Authority, Florida, Revenue     10/06 at 102.00       AAA        1,077,010
              Bonds, Tampa International Airport, Series 1996B, 5.875%,
              10/01/23 - FGIC Insured

       3,370 Hillsborough County Aviation Authority, Florida, Revenue     10/13 at 100.00       AAA        3,571,290
              Bonds, Tampa International Airport, Series 2003B, 5.250%,
              10/01/18 (Alternative Minimum Tax) - MBIA Insured

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A,    10/10 at 101.00       AAA       10,974,473
              5.750%, 10/01/22 (Alternative Minimum Tax) - FSA Insured

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami    10/12 at 100.00       AAA        4,401,400
              International Airport, Series 2002, 5.750%, 10/01/20
              (Alternative Minimum Tax) - FGIC Insured

             Miami-Dade County Expressway Authority, Florida, Toll
             System Revenue Bonds, Series 2004B:
       2,000  5.000%, 7/01/19 - FGIC Insured                               7/14 at 100.00       AAA        2,129,180
       7,165  5.000%, 7/01/21 - FGIC Insured                               7/14 at 100.00       AAA        7,564,019
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed *** - 5.7%

         705 Callaway-Bay County, Florida, Wastewater System Revenue       9/06 at 102.00       AAA          759,038
              Bonds, Series 1996A, 6.000%, 9/01/26 (Pre-refunded to
              9/01/06) - FGIC Insured

       2,220 Dade County Health Facilities Authority, Florida, Hospital      No Opt. Call       AAA        2,531,510
              Revenue Bonds, Baptist Hospital of Miami Project, Series
              1991A, 5.750%, 5/01/21 - MBIA Insured

       2,000 Florida Housing Finance Agency, FNMA Collateralized           8/06 at 102.00       AAA        2,167,360
              Multifamily Housing Revenue Refunding Bonds, Players Club
              Apartments, Series 1991C, 6.200%, 8/01/16 (Pre-refunded to
              8/01/06)

             Florida, Full Faith and Credit General Obligation Bonds,
             Broward County Expressway Authority, Series 1984:
       4,000  9.875%, 7/01/09                                                No Opt. Call       AAA        4,858,040
       1,000  10.000%, 7/01/14                                               No Opt. Call       AAA        1,414,930

         335 Florida State Board of Education, Full Faith and Credit      12/04 at 100.00       AAA          446,743
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series       1/05 at 100.00       AAA          173,485
              1989, 6.125%, 1/01/19 - FGIC Insured

       1,000 Orlando Utilities Commission, Florida, Subordinate Lien         No Opt. Call    Aa1***        1,236,880
              Water and Electric Revenue Bonds, Series 1989D, 6.750%,
              10/01/17

       4,000 Palm Beach County, Florida, Industrial Development Revenue   12/06 at 102.00      A***        4,411,880
              Bonds, Lourdes-Noreen McKeen Residence for Geriatric Care
              Inc., Series 1996, 6.625%, 12/01/26 (Pre-refunded to
              12/01/06)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 8.2%

       1,500 Florida Municipal Power Agency, Revenue Refunding Bonds,     10/12 at 100.00       Aaa        1,678,770
              Stanton Project, Series 2002, 5.500%, 10/01/15 - FSA
              Insured

       4,350 Hillsborough County Industrial Development Authority,        10/12 at 100.00      Baa2        4,501,598
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

      10,020 JEA St. John's River Power Park System, Florida, Revenue     10/11 at 100.00       Aa2       10,549,256
              Refunding Bonds, Series 2002-17 Issue 2, 5.000%, 10/01/18

       1,670 Leesburg, Florida, Electric System Revenue Bonds, Series     10/14 at 100.00       AAA        1,755,337
              2004, 5.000%, 10/01/22 - FGIC Insured

       2,305 Leesburg, Florida, Utilities Revenue Bonds, Series 2004,     10/14 at 100.00       AAA        2,422,786
              5.000%, 10/01/22 - FGIC Insured

       8,000 Palm Beach County Solid Waste Authority, Florida, Revenue       No Opt. Call       AAA        4,968,160
              Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured

----
9

   Principal                                                              Optional Call                     Market
Amount (000) Description                                                    Provisions* Ratings**            Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.3%

             Manatee County, Florida, Public Utilities Revenue Refunding
             and Improvement Bonds, Series 1991C:
   $   1,850  0.000%, 10/01/08 - MBIA Insured                              No Opt. Call       AAA $      1,658,114
       2,800  0.000%, 10/01/09 - MBIA Insured                              No Opt. Call       AAA        2,397,500
------------------------------------------------------------------------------------------------------------------
   $ 298,810 Total Long-Term Investments (cost $295,975,589) - 98.7%                                   311,437,902
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.6%

       1,500 Alachua County Health Facilities Authority, Florida,                          VMIG-1        1,500,000
              Revenue Bonds, Shands Teaching Hospital and Clinics Inc.,
              Variable Rate Demand Obligations, Series 2003A, 1.690%,
              12/01/32+

         300 Puerto Rico Government Development Bank, Adjustable                              A-1          300,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------
   $   1,800 Total Short-Term Investments (cost $1,800,000)                                              1,800,000
------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $297,775,589) - 99.3%                                             313,237,902
             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.7%                                                        2,107,330
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $    315,345,232
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (DD)Security purchased on a delayed delivery basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

----
10

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
November 30, 2004

Statement of Assets and Liabilities (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
November 30, 2004

    ------------------------------------------------------------------------
    Assets
    Investments, at market value (cost $297,775,589)           $313,237,902
    Cash                                                          6,297,609
    Receivables:
      Interest                                                    3,752,170
      Investments sold                                               90,063
      Shares sold                                                   104,286
    Other assets                                                     21,874
    ------------------------------------------------------------------------
        Total assets                                            323,503,904
    ------------------------------------------------------------------------
    Liabilities
    Payables:
      Investments purchased                                       6,230,147
      Shares redeemed                                               456,186
    Accrued expenses:
      Management fees                                               139,512
      12b-1 distribution and service fees                            72,629
      Other                                                          91,829
    Dividends payable                                             1,168,369
    ------------------------------------------------------------------------
        Total liabilities                                         8,158,672
    ------------------------------------------------------------------------
    Net assets                                                 $315,345,232
    ------------------------------------------------------------------------
    Class A Shares
    Net assets                                                 $194,277,974
    Shares outstanding                                           19,174,188
    Net asset value per share                                  $      10.13
    Offering price per share (net asset value per share plus
     maximum sales charge of 4.20% of offering price)          $      10.57
    ------------------------------------------------------------------------
    Class B Shares
    Net assets                                                 $ 27,603,351
    Shares outstanding                                            2,725,323
    Net asset value and offering price per share               $      10.13
    ------------------------------------------------------------------------
    Class C Shares
    Net assets                                                 $ 29,973,784
    Shares outstanding                                            2,960,837
    Net asset value and offering price per share               $      10.12
    ------------------------------------------------------------------------
    Class R Shares
    Net assets                                                 $ 63,490,123
    Shares outstanding                                            6,271,922
    Net asset value and offering price per share               $      10.12
    ------------------------------------------------------------------------

    Net Assets Consist of:
    ------------------------------------------------------------------------
    Capital paid-in                                            $315,718,410
    Undistributed (Over-distribution of) net investment income     (534,166)
    Accumulated net realized gain (loss) from investments       (15,301,325)
    Net unrealized appreciation of investments                   15,462,313
    ------------------------------------------------------------------------
    Net assets                                                 $315,345,232
    ------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
11

Statement of Operations (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
Six Months Ended November 30, 2004

--------------------------------------------------------------------------------
Investment Income                                                   $ 8,773,238
--------------------------------------------------------------------------------
Expenses
Management fees                                                         868,656
12b-1 service fees - Class A                                            202,227
12b-1 distribution and service fees - Class B                           135,233
12b-1 distribution and service fees - Class C                           112,857
Shareholders' servicing agent fees and expenses                          79,369
Custodian's fees and expenses                                            46,783
Trustees' fees and expenses                                               4,451
Professional fees                                                        45,569
Shareholders' reports - printing and mailing expenses                    21,078
Federal and state registration fees                                       3,950
Other expenses                                                            4,922
--------------------------------------------------------------------------------
Total expenses before custodian fee credit                            1,525,095
  Custodian fee credit                                                   (7,076)
--------------------------------------------------------------------------------
Net expenses                                                          1,518,019
--------------------------------------------------------------------------------
Net investment income                                                 7,255,219
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                            (1,218,216)
Net change in unrealized appreciation (depreciation) of investments   6,927,477
--------------------------------------------------------------------------------
Net gain from investments                                             5,709,261
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $12,964,480
--------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
12

Statement of Changes in Net Assets (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND

                                                                  Six Months Ended     Year Ended
                                                                          11/30/04        5/31/04
-------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  7,255,219  $ 16,719,612
Net realized gain (loss) from investments                               (1,218,216)   (1,131,630)
Net change in unrealized appreciation (depreciation) of
 investments                                                             6,927,477   (16,797,688)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                   12,964,480    (1,209,706)
-------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                                (4,652,436)  (10,679,763)
 Class B                                                                  (545,582)   (1,277,320)
 Class C                                                                  (611,050)   (1,394,076)
 Class R                                                                (1,517,251)   (3,189,940)
From accumulated net realized gains from investments:
 Class A                                                                        --            --
 Class B                                                                        --            --
 Class C                                                                        --            --
 Class R                                                                        --            --
-------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (7,326,319)  (16,541,099)
-------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                                            11,902,878    32,409,434
Proceeds from shares issued to shareholders due to reinvestment
 of distributions                                                        2,811,411     5,817,339
-------------------------------------------------------------------------------------------------
                                                                        14,714,289    38,226,773
Cost of shares redeemed                                                (31,697,533)  (77,604,299)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                                          (16,983,244)  (39,377,526)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (11,345,083)  (57,128,331)
Net assets at the beginning of period                                  326,690,315   383,818,646
-------------------------------------------------------------------------------------------------
Net assets at the end of period                                       $315,345,232  $326,690,315
-------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at
 the end of period                                                    $   (534,166) $   (463,066)
-------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
13

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Fund was organized as a series of a predecessor trust prior to that date.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, the Fund had outstanding delayed delivery purchase commitments of $6,230,147.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
The Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
14

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended November 30, 2004.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                      Six Months Ended             Year Ended
                                                          11/30/04                   5/31/04
                                                  ------------------------  ------------------------
                                                       Shares        Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                            752,031  $  7,629,083   1,893,240  $ 19,262,423
  Class B                                             49,559       499,424     331,062     3,383,192
  Class C                                            193,619     1,959,559     719,314     7,333,582
  Class R                                            179,505     1,814,812     238,556     2,430,237
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                            142,549     1,440,004     289,528     2,952,626
  Class B                                             11,627       117,413      25,477       259,630
  Class C                                             21,932       221,376      45,109       459,674
  Class R                                            102,263     1,032,618     210,645     2,145,409
-----------------------------------------------------------------------------------------------------
                                                   1,453,085    14,714,289   3,752,931    38,226,773
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                         (2,310,624)  (23,395,550) (5,265,634)  (53,428,367)
  Class B                                           (261,180)   (2,634,065)   (594,140)   (6,023,142)
  Class C                                           (361,474)   (3,631,626) (1,137,705)  (11,521,598)
  Class R                                           (200,874)   (2,036,292)   (654,510)   (6,631,192)
-----------------------------------------------------------------------------------------------------
                                                  (3,134,152)  (31,697,533) (7,651,989)  (77,604,299)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                           (1,681,067) $(16,983,244) (3,899,058) $(39,377,526)
-----------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2004, aggregated $74,245,511 and $90,349,010, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.


----
15

At November 30, 2004, the cost of investments was $297,723,334.

The net unrealized appreciation of investments at November 30, 2004, aggregated $15,514,568 of which $15,979,678 related to appreciated securities and $465,110 related to depreciated securities.

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Fund's last fiscal year end, were as follows:

               --------------------------------------------------
               Undistributed net tax-exempt income*      $804,210
               Undistributed net ordinary income**             --
               Undistributed net long-term capital gains       --
               --------------------------------------------------

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 7, 2004, paid on June 1, 2004.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

           ----------------------------------------------------------
           Distributions from net tax-exempt income       $16,691,067
           Distributions from net ordinary income**                --
           Distributions from net long-term capital gains          --
           ----------------------------------------------------------

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the Fund's last fiscal year end, the Fund had an unused capital loss carryforward of $12,700,900 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2012.

The Fund elected to defer net realized losses from investments incurred from November 1, 2003 through May 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $1,382,208 were treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for the Fund is based upon the average daily net assets of the Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------


----
16

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

        Complex-Level Assets/(1)/                Complex-Level Fee Rate
        ----------------------------------------------------------------
        For the first $55 billion                                 .2000%
        For the next $1 billion                                   .1800
        For the next $1 billion                                   .1600
        For the next $3 billion                                   .1425
        For the next $3 billion                                   .1325
        For the next $3 billion                                   .1250
        For the next $5 billion                                   .1200
        For the next $5 billion                                   .1175
        For the next $15 billion                                  .1150
        For Managed Assets over $91 billion/(2)/                  .1400
        ----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of the Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2004, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                      -----------------------------------
                      Sales charges collected    $122,838
                      Paid to authorized dealers  105,553
                      -----------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2004, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                          ---------------------------
                          Commission advances $41,792
                          ---------------------------


----
17

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2004, the Distributor retained such 12b-1 fees as follows:

                          ----------------------------
                          12b-1 fees retained $130,643
                          ----------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2004, as follows:

                             ---------------------
                             CDSC retained $51,552
                             ---------------------

6. Subsequent Events

Distributions to Shareholders
The Fund declared a dividend distribution from its tax-exempt net investment income which was paid on December 27, 2004, to shareholders of record on December 9, 2004, as follows:

                           --------------------------
                           Dividend per share:
                             Class A           $.0380
                             Class B            .0315
                             Class C            .0335
                             Class R            .0395
                           --------------------------

Adviser Merger
Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.


----
18

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                        Investment Operations        Less Distributions
                     ---------------------------  -----------------------                     -----------------------------
                                                                                                          Before Credit/
                                                                                                          Reimbursement
FLORIDA                                                                                                ------------------
                                                                                                                    Ratio
                                                                                                                   of Net
                                      Net                                                                         Invest-
                                Realized/                                                              Ratio of      ment
                               Unrealized                                                              Expenses    Income
           Beginning       Net    Invest-             Net                   Ending              Ending       to        to
Year             Net   Invest-       ment         Invest-                      Net                 Net  Average   Average
Ended          Asset      ment       Gain            ment  Capital           Asset     Total    Assets      Net       Net
May 31,        Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)     (000)   Assets    Assets
----------------------------------------------------------------------------------------------------------------------------
Class A (6/90)
  2005(e)     $ 9.96      $.23      $ .17  $ .40    $(.23)   $  --  $(.23) $10.13       4.07% $194,278      .86%*    4.55%*
  2004         10.46       .49       (.50)  (.01)    (.49)      --   (.49)   9.96       (.12)  205,058      .85      4.83
  2003         10.28       .51        .25    .76     (.53)    (.05)  (.58)  10.46       7.60   247,569      .85      4.96
  2002         10.34       .54       (.05)   .49     (.55)      --   (.55)  10.28       4.84   244,023      .87      5.24
  2001          9.97       .56        .36    .92     (.55)      --   (.55)  10.34       9.35   239,837      .88      5.42
  2000         10.76       .54       (.77)  (.23)    (.55)    (.01)  (.56)   9.97      (2.17)  250,178     1.02      5.27
Class B (2/97)
  2005(e)       9.95       .19        .18    .37     (.19)      --   (.19)  10.13       3.77    27,603     1.61*     3.80*
  2004         10.45       .42       (.51)  (.09)    (.41)      --   (.41)   9.95       (.89)   29,120     1.60      4.08
  2003         10.27       .43        .25    .68     (.45)    (.05)  (.50)  10.45       6.80    33,056     1.60      4.21
  2002         10.33       .47       (.06)   .41     (.47)      --   (.47)  10.27       4.06    28,120     1.62      4.49
  2001          9.96       .48        .36    .84     (.47)      --   (.47)  10.33       8.53    22,629     1.63      4.67
  2000         10.77       .46       (.79)  (.33)    (.47)    (.01)  (.48)   9.96      (3.10)   17,476     1.79      4.52
Class C (9/95)
  2005(e)       9.95       .20        .18    .38     (.21)      --   (.21)  10.12       3.79    29,974     1.41*     4.00*
  2004         10.45       .44       (.51)  (.07)    (.43)      --   (.43)   9.95       (.65)   30,917     1.40      4.28
  2003         10.28       .45        .24    .69     (.47)    (.05)  (.52)  10.45       6.94    36,374     1.40      4.40
  2002         10.34       .49       (.05)   .44     (.50)      --   (.50)  10.28       4.29    25,932     1.42      4.69
  2001          9.97       .50        .36    .86     (.49)      --   (.49)  10.34       8.78    19,961     1.43      4.87
  2000         10.77       .48       (.78)  (.30)    (.49)    (.01)  (.50)   9.97      (2.79)   17,167     1.59      4.72
Class R (2/97)
  2005(e)       9.95       .24        .17    .41     (.24)      --   (.24)  10.12       4.16    63,490      .66*     4.74*
  2004         10.45       .51       (.50)   .01     (.51)      --   (.51)   9.95        .06    61,595      .65      5.03
  2003         10.27       .53        .25    .78     (.55)    (.05)  (.60)  10.45       7.86    66,819      .65      5.16
  2002         10.33       .56       (.05)   .51     (.57)      --   (.57)  10.27       5.07    60,302      .67      5.44
  2001          9.96       .58        .35    .93     (.56)      --   (.56)  10.33       9.54    58,694      .68      5.62
  2000         10.76       .56       (.78)  (.22)    (.57)    (.01)  (.58)   9.96      (2.07)   56,943      .83      5.47
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
           Ratios/Supplemental Data
           ----------------------------------------------------
                  After            After Credit/
             Reimbursement(c)     Reimbursement(d)
FLORIDA    ------------------   ------------------
                        Ratio                Ratio
                       of Net               of Net
                      Invest-              Invest-
           Ratio of      ment   Ratio of      ment
           Expenses    Income   Expenses    Income
                 to        to         to        to
Year        Average   Average    Average   Average   Portfolio
Ended           Net       Net        Net       Net    Turnover
May 31,      Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------
Class A (6/90)
  2005(e)       .86%*    4.55%*      .86%*    4.55%*        23%
  2004          .85      4.83        .85      4.84           6
  2003          .85      4.96        .84      4.97          19
  2002          .87      5.24        .86      5.25          17
  2001          .88      5.42        .87      5.43          22
  2000         1.02      5.27       1.01      5.28          18
Class B (2/97)
  2005(e)      1.61*     3.80*      1.61*     3.80*         23
  2004         1.60      4.08       1.60      4.09           6
  2003         1.60      4.21       1.59      4.22          19
  2002         1.62      4.49       1.61      4.50          17
  2001         1.63      4.67       1.62      4.68          22
  2000         1.79      4.52       1.78      4.53          18
Class C (9/95)
  2005(e)      1.41*     4.00*      1.41*     4.00*         23
  2004         1.40      4.28       1.40      4.29           6
  2003         1.40      4.40       1.38      4.41          19
  2002         1.42      4.69       1.41      4.70          17
  2001         1.43      4.87       1.42      4.88          22
  2000         1.59      4.72       1.58      4.73          18
Class R (2/97)
  2005(e)       .66*     4.74*       .66*     4.74*         23
  2004          .65      5.03        .65      5.04           6
  2003          .65      5.16        .64      5.17          19
  2002          .67      5.44        .66      5.45          17
  2001          .68      5.62        .67      5.63          22
  2000          .83      5.47        .82      5.48          18
---------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
19

                                     Notes

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.



*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp. (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.
Average Duration: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30; are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
21

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-FL-1104D

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2004
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund

[LOGO] Nuveen Investments

[PHOTO]



NOW YOU CAN RECEIVE YOUR
NUVEEN INVESTMENTS FUND REPORTS FASTER.

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an e-mail as soon as your Nuveen Investments Fund information is ready -- no
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                                      OR
www.nuveen.com/accountaccess
if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.
[LOGO]

                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With long-term interest rates still relatively low, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and helping to lower Fund expenses. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005



        "No one knows what the future will bring, which is why we think a well-balanced portfolio . . . is an important
                     component in achieving your long-term
                               financial goals."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments

  Portfolio manager Paul Brennan examines key investment strategies and the performance of the Nuveen Maryland, Pennsylvania, and Virginia Municipal Bond Funds. Paul, who has 13 years of investment management experience, has managed the Maryland and Virginia Funds since 1999 and the Pennsylvania Fund since 2003.

--------------------------------------------------------------------------------


How did the Funds perform during the six months ended November 30, 2004?

The table on page 3 provides total return performance information for the three Funds discussed in this report for the six-month, one-year, five-year and ten-year periods ended November 30, 2004. Each Fund's total return performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its state-specific Lipper peer fund category average. The reasons for each Fund's variance from the national Lehman Brothers Index and corresponding state-specific Lipper category are discussed later in the report. Although we believe that comparing the performance of a state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average is difficult since most of the national index's results come from out-of-state bonds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2004, the Nuveen Maryland and Pennsylvania Municipal Bond Funds had positive UNII, while the Nuveen Virginia Municipal Bond Fund had negative UNII for financial statement purposes. All three Funds had positive UNII balances for tax purposes.

What strategies were used to manage these Funds during the six months ended November 30, 2004? How did these strategies influence performance during the period?

All three Funds enjoyed positive total return performance at NAV during the past six months, outpacing both their respective Lipper peer group averages as well as the national Lehman Brothers Municipal Bond Index. All three Funds, to varying degrees, benefited from being overweighted in lower-investment-grade securities, especially BBB-rated and, to a lesser extent, non-rated bonds. Such holdings enjoyed positive total return performance during the period as a growing economy and investors' higher risk tolerance led to declining credit spreads. Many of these bonds could be found in the hospital sector, which as a group tended to benefit from valuation increases and boost the Funds' performance.

In addition, both the Maryland and Virginia Funds were helped by positions in bonds backed by tobacco revenues. These bonds, Puerto Rico asset-backed refunding bonds issued for the Children's Trust Fund, benefited as investors perceived a decline in tobacco companies' litigation risk. Both Funds also benefited from holdings in inverse floating-rate securities. These bonds performed well despite the four Fed interest-rate hikes between June and November. Rising short-term interest rates usually hurt inverse floating-rate securities,

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                           Semiannual Report  Page 2

Class A Shares--
Total Returns as of 11/30/04
--------------------------------------------------------------------------------

                                                      Average Annual
                                     Cumulative  ------------------------
                                      6-Month    1-Year  5-Year  10-Year
                                     -           ------------------------
      Nuveen Maryland Municipal
        Bond Fund
       A Shares at NAV                     4.35%   4.27%   6.48%    6.39%
       A Shares at Offer                   0.00%  -0.07%   5.57%    5.93%
      Lipper Maryland Municipal
        Debt Funds Category
        Average/1/                         3.26%   2.94%   5.62%    6.09%
      Lehman Brothers Municipal
        Bond Index/2/                      4.30%   4.07%   6.78%    7.16%
      -------------------------------------------------------------------

      Nuveen Pennsylvania
        Municipal Bond Fund
       A Shares at NAV                     4.41%   4.54%   6.42%    6.39%
       A Shares at Offer                  -0.02%   0.19%   5.50%    5.94%
      Lipper Pennsylvania Municipal
        Debt Funds Category
        Average/1/                         3.71%   3.02%   5.78%    6.20%
      Lehman Brothers Municipal
        Bond Index/2/                      4.30%   4.07%   6.78%    7.16%
      -------------------------------------------------------------------

      Nuveen Virginia Municipal
        Bond Fund
       A Shares at NAV                     4.62%   4.70%   6.22%    6.56%
       A Shares at Offer                   0.19%   0.27%   5.31%    6.10%
      Lipper Virginia Municipal Debt
        Funds Category Average/1/          3.52%   3.01%   5.74%    6.36%
      Lehman Brothers Municipal
        Bond Index/2/                      4.30%   4.07%   6.78%    7.16%
      -------------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

but during the reporting period, long-term interest rates declined enough to overcome the rise in short-term interest rates.

On the negative side, all three portfolios were overweighted in pre-refunded, or escrowed, bonds. These low-volatility securities, which typically have relatively short durations, were hurt as short-term yields rose in response to the Fed's series of interest rate increases. Also, the Funds' position in housing bonds generally detracted from results, as these bonds faced untimely calls in response to homeowner mortgage refinancings and the perceived greater risk of calls in the future.

We believed that the Nuveen Maryland Municipal Bond Fund was fairly well positioned and, accordingly, we did not make substantial changes to its credit quality allocation during the past six months. We did elect to sell some of our lower-rated hospital bonds, which, along with other lower-rated securities, tended to perform well. One major area of emphasis was on short-intermediate bonds, with a focus on bonds maturing in approximately seven to ten years. Our analysis of recent movements in the yield curve led us to emphasize this part of the yield curve, which was flattening in response to the Fed's four interest rate increases during the period. We believed that focusing on short-intermediate bonds both provided our shareholders with attractive return potential at reasonable risk and could reduce the Fund's volatility.

The Nuveen Pennsylvania Municipal Bond Fund's significant overweighting in BBB-rated bonds contributed to the Fund's total return performance. During the period, however, we sought to take advantage of strong investor demand for these securities by selling them at what we believed were attractive prices and reinvesting the proceeds in


--------------------------------------------------------------------------------

1For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2004. The Lipper categories contained 36, 36, 30 and 21 funds in the Lipper Maryland Municipal Debt Funds Category, 61, 61, 59 and 47 funds in the Lipper Pennsylvania Municipal Debt Funds Category and 35, 35, 30 and 23 funds in the Lipper Virginia Municipal Debt Funds Category for the respective six-month, one-, five-, and ten-year periods ended November 30, 2004. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                           Semiannual Report  Page 3
areas of the market that appeared to offer better values. During the past six months, we reduced the portfolio's weighting in BBB-rated bonds from approximately 23 percent at the beginning of the period to 18 percent at its end. Much of the proceeds of these sales were reinvested in AAA-rated and other high-grade bonds; the portfolio's holdings in AAA/U.S. Guaranteed bonds went from about 54 percent on May 31, 2004, to 63 percent on November 30, 2004. Besides focusing on highly rated securities, we also emphasized bonds in the intermediate part of the yield curve, which we believed offered shareholders strong value potential.

We followed a similar management strategy for the Nuveen Virginia Municipal Bond Fund. As with the Maryland and Pennsylvania Funds, the Virginia Fund benefited from its holdings in lower-rated bonds as well as from certain below-investment-grade bonds. While the Fund does not invest in so-called "high yield" bonds, we did own certain bonds that were downgraded after their purchase. Many of these holdings have since recovered dramatically, and they contributed to total return performance during the past six months. For example, we owned bonds issued by the Pocahontas Parkway Association, which was developing a toll road in the Richmond, Virginia, area. This issuer was downgraded to sub-investment-grade as the project fell behind schedule. More recently, however, the road has opened and traffic and toll collections have been building, factors that led investors to bid up the bonds' prices. As this security appreciated, we trimmed our position to try to reduce the Fund's risk and reinvested the proceeds in parts of the market that we believed offered greater value. We followed a similar approach for other lower-rated bonds in the portfolio, reinvesting assets in high-grade debt as well as in short-intermediate bonds.



                           Semiannual Report  Page 4

  Fund Spotlight as of 11/30/04              Nuveen Maryland Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.59   $10.61   $10.58   $10.61
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0360  $0.0295  $0.0315  $0.0380
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0128  $0.0128  $0.0128  $0.0128
      --------------------------------------------------------------------
      Inception Date                    9/07/94  3/06/97  9/16/94  2/28/92
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.27% -0.07%
                  -------------------------------------------
                  5-Year                         6.48%  5.57%
                  -------------------------------------------
                  10-Year                        6.39%  5.93%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.50% -0.50%
                  -------------------------------------------
                  5-Year                         5.71%  5.55%
                  -------------------------------------------
                  10-Year                        5.80%  5.80%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         3.64%
                  -------------------------------------------
                  5-Year                         5.91%
                  -------------------------------------------
                  10-Year                        5.78%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.39%
                  -------------------------------------------
                  5-Year                         6.69%
                  -------------------------------------------
                  10-Year                        6.62%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.08%  3.91%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.08%  2.96%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.50%  4.32%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.34%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.33%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    3.40%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.57%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.53%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    3.69%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.30%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.29%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.80%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             4.75%        0.33%
                            -------------------------------------------
                            5-Year             6.98%        6.07%
                            -------------------------------------------
                            10-Year            6.23%        5.77%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.08%        0.08%
                            -------------------------------------------
                            5-Year             6.18%        6.02%
                            -------------------------------------------
                            10-Year            5.61%        5.61%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.23%
                            -------------------------------------------
                            5-Year             6.38%
                            -------------------------------------------
                            10-Year            5.62%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.08%
                            -------------------------------------------
                            5-Year             7.19%
                            -------------------------------------------
                            10-Year            6.45%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $110,883
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    15.83
           ---------------------------------------------------------
           Average Duration                                     5.92
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

                           Semiannual Report  Page 5

  Fund Spotlight as of 11/30/04              Nuveen Maryland Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed     45.8%
AA                      27.4%
A                       10.2%
BBB                     11.3%
NR                       3.4%
BB or Lower              1.9%

Sectors/1/

                    Tax Obligation/Limited            21.4%
                    ---------------------------------------
                    Tax Obligation/General            18.2%
                    ---------------------------------------
                    Healthcare                        16.5%
                    ---------------------------------------
                    Education and Civic Organizations 13.6%
                    ---------------------------------------
                    U.S. Guaranteed                   11.1%
                    ---------------------------------------
                    Housing/Multifamily                7.0%
                    ---------------------------------------
                    Other                             12.2%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,043.50 $1,039.60 $1,040.80 $1,043.50 $1,020.61 $1,016.85 $1,017.85 $1,021.61
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.56 $    8.39 $    7.37 $    3.53 $    4.51 $    8.29 $    7.28 $    3.50
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .89%, 1.64%, 1.44% and .69% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 6

  Fund Spotlight as of 11/30/04          Nuveen Pennsylvania Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.38   $10.39   $10.36   $10.37
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0375  $0.0310  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date             10/29/86  2/03/97  2/02/94  2/03/97
         --------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.54%  0.19%
                  -------------------------------------------
                  5-Year                         6.42%  5.50%
                  -------------------------------------------
                  10-Year                        6.39%  5.94%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.71% -0.29%
                  -------------------------------------------
                  5-Year                         5.62%  5.46%
                  -------------------------------------------
                  10-Year                        5.82%  5.82%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.00%
                  -------------------------------------------
                  5-Year                         5.85%
                  -------------------------------------------
                  10-Year                        5.81%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.69%
                  -------------------------------------------
                  5-Year                         6.62%
                  -------------------------------------------
                  10-Year                        6.55%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/2/              4.34%  4.15%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.46%  3.31%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.94%  4.73%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.58%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.72%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    3.89%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              3.82%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            2.90%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    4.14%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/2/              4.58%
                  -------------------------------------------
                  SEC 30-Day Yield/3/            3.66%
                  -------------------------------------------
                  Taxable-Equivalent Yield/4/    5.23%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             5.44%        0.97%
                            -------------------------------------------
                            5-Year             7.02%        6.10%
                            -------------------------------------------
                            10-Year            6.29%        5.84%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.60%        0.60%
                            -------------------------------------------
                            5-Year             6.21%        6.05%
                            -------------------------------------------
                            10-Year            5.72%        5.72%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.80%
                            -------------------------------------------
                            5-Year             6.42%
                            -------------------------------------------
                            10-Year            5.71%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.59%
                            -------------------------------------------
                            5-Year             7.21%
                            -------------------------------------------
                            10-Year            6.46%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $158,462
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.13
           ---------------------------------------------------------
           Average Duration                                     5.41
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 30%.

                           Semiannual Report  Page 7

  Fund Spotlight as of 11/30/04          Nuveen Pennsylvania Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed     62.6%
AA                      11.3%
A                        2.8%
BBB                     17.8%
NR                       4.6%
BB or Lower              0.9%



1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

                    Sectors/1/
                    Education and Civic Organizations 22.5%
                    ---------------------------------------
                    Tax Obligation/General            16.2%
                    ---------------------------------------
                    Transportation                    11.5%
                    ---------------------------------------
                    U.S. Guaranteed                   10.1%
                    ---------------------------------------
                    Healthcare                         9.8%
                    ---------------------------------------
                    Tax Obligation/Limited             8.5%
                    ---------------------------------------
                    Water and Sewer                    6.5%
                    ---------------------------------------
                    Utilities                          5.2%
                    ---------------------------------------
                    Other                              9.7%
                    ---------------------------------------

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance

                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,044.10 $1,040.40 $1,042.50 $1,045.40 $1,020.66 $1,016.90 $1,017.90 $1,021.66
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.51 $    8.34 $    7.32 $    3.49 $    4.46 $    8.24 $    7.23 $    3.45
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .88%, 1.63%, 1.43%, and .68% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                           Semiannual Report  Page 8

  Fund Spotlight as of 11/30/04              Nuveen Virginia Municipal Bond Fund

================================================================================

      Quick Facts
                                       A Shares B Shares C Shares R Shares
      --------------------------------------------------------------------
      NAV                                $10.86   $10.83   $10.84   $10.83
      --------------------------------------------------------------------
      Latest Monthly Dividend/1/        $0.0410  $0.0345  $0.0360  $0.0430
      --------------------------------------------------------------------
      Latest Capital Gain and Ordinary
       Income Distribution/2/           $0.0288  $0.0288  $0.0288  $0.0288
      --------------------------------------------------------------------
      Inception Date                    3/27/86  2/03/97 10/04/93  2/03/97
      --------------------------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.

                  Average Annual Total Returns as of 11/30/04
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  1-Year                         4.70%  0.27%
                  -------------------------------------------
                  5-Year                         6.22%  5.31%
                  -------------------------------------------
                  10-Year                        6.56%  6.10%
                  -------------------------------------------
                  B Shares                    w/o CDSC w/CDSC
                  -------------------------------------------
                  1-Year                         3.86% -0.13%
                  -------------------------------------------
                  5-Year                         5.43%  5.26%
                  -------------------------------------------
                  10-Year                        5.96%  5.96%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.13%
                  -------------------------------------------
                  5-Year                         5.64%
                  -------------------------------------------
                  10-Year                        5.98%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  1-Year                         4.84%
                  -------------------------------------------
                  5-Year                         6.43%
                  -------------------------------------------
                  10-Year                        6.72%
                  -------------------------------------------
                  Tax-Free Yields
                  A Shares                         NAV  Offer
                  -------------------------------------------
                  Dividend Yield/3/              4.53%  4.34%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.57%  3.42%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.25%  5.03%
                  -------------------------------------------
                  B Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.82%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            2.82%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.15%
                  -------------------------------------------
                  C Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              3.99%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.02%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    4.44%
                  -------------------------------------------
                  R Shares                         NAV
                  -------------------------------------------
                  Dividend Yield/3/              4.76%
                  -------------------------------------------
                  SEC 30-Day Yield/4/            3.77%
                  -------------------------------------------
                  Taxable-Equivalent Yield/5/    5.54%
                  -------------------------------------------

                            Average Annual Total Returns as of 12/31/04
                            A Shares             NAV        Offer
                            -------------------------------------------
                            1-Year             5.17%        0.74%
                            -------------------------------------------
                            5-Year             6.74%        5.84%
                            -------------------------------------------
                            10-Year            6.42%        5.96%
                            -------------------------------------------
                            B Shares        w/o CDSC       w/CDSC
                            -------------------------------------------
                            1-Year             4.52%        0.52%
                            -------------------------------------------
                            5-Year             5.96%        5.80%
                            -------------------------------------------
                            10-Year            5.82%        5.82%
                            -------------------------------------------
                            C Shares             NAV
                            -------------------------------------------
                            1-Year             4.60%
                            -------------------------------------------
                            5-Year             6.15%
                            -------------------------------------------
                            10-Year            5.84%
                            -------------------------------------------
                            R Shares             NAV
                            -------------------------------------------
                            1-Year             5.51%
                            -------------------------------------------
                            5-Year             6.97%
                            -------------------------------------------
                            10-Year            6.59%
                            -------------------------------------------

           Portfolio Statistics
           Net Assets ($000)                                $243,306
           ---------------------------------------------------------
           Average Effective Maturity on Securities (Years)    16.11
           ---------------------------------------------------------
           Average Duration                                     5.72
           ---------------------------------------------------------

--------------------------------------------------------------------------------
1Paid December 1, 2004. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2004.
2Paid December 3, 2004. Capital gains and/or ordinary income are subject to federal taxation.
3Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the fund's portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because a fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund's policy permitting waiver of the A Share load in certain specified circumstances.
5The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32%.

                           Semiannual Report  Page 9

  Fund Spotlight as of 11/30/04              Nuveen Virginia Municipal Bond Fund

================================================================================


Bond Credit Quality/1/

         [CHART]

AAA/U.S. Guaranteed     53.4%
AA                      23.3%
A                        9.4%
BBB                      6.3%
NR                       3.2%
BB or Lower              4.4%

                    Sectors/1/
                    Tax Obligation/Limited            19.5%
                    ---------------------------------------
                    Tax Obligation/General            13.5%
                    ---------------------------------------
                    Water and Sewer                   10.6%
                    ---------------------------------------
                    Healthcare                         9.4%
                    ---------------------------------------
                    Education and Civic Organizations  9.3%
                    ---------------------------------------
                    Transportation                     8.8%
                    ---------------------------------------
                    U.S. Guaranteed                    8.6%
                    ---------------------------------------
                    Utilities                          6.7%
                    ---------------------------------------
                    Housing/Multifamily                5.4%
                    ---------------------------------------
                    Other                              8.2%
                    ---------------------------------------

1As a percentage of total holdings as of November 30, 2004. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Hypothetical Performance
                                            Actual Performance            (5% annualized return before expenses)
                                  --------------------------------------- ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares  A Shares  B Shares  C Shares  R Shares
-----------------------------------------------------------------------------------------------------------------
Beginning Account Value (6/01/04) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
-----------------------------------------------------------------------------------------------------------------
Ending Account Value (11/30/04)   $1,046.20 $1,042.60 $1,043.40 $1,047.50 $1,020.76 $1,017.00 $1,018.00 $1,021.76
-----------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    4.41 $    8.24 $    7.22 $    3.39 $    4.36 $    8.14 $    7.13 $    3.35
-----------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of .86%, 1.61%, 1.41%, and .66% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                               Optional Call                   Market
Amount (000) Description                                                     Provisions* Ratings**          Value
-----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

    $  1,615 Puerto Rico, The Children's Trust Fund, Tobacco Settlement   5/12 at 100.00       BBB $    1,492,454
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 13.5%

         645 Hartford County, Maryland, Economic Development Revenue      4/14 at 100.00        A+        658,893
              Bonds, Battelle Memorial Institute, Series 2004, 5.250%,
              4/01/34

             Maryland Economic Development Corporation, Student Housing
             Revenue Bonds, Collegiate Housing Foundation - College
             Park, Series 1999A:
       1,250  5.750%, 6/01/19                                             6/09 at 102.00      Baa2      1,302,550
         250  5.750%, 6/01/24                                             6/09 at 102.00      Baa2        255,940

         600 Maryland Economic Development Corporation, Student Housing   7/11 at 101.00         A        640,416
              Revenue Bonds, Sheppard Pratt University Village, Series
              2001, 5.875%, 7/01/21 - ACA Insured

             Maryland Economic Development Corporation, Utility
             Infrastructure Revenue Bonds, University of Maryland -
             College Park Project, Series 2001:
       1,000  5.375%, 7/01/15 - AMBAC Insured                             7/11 at 100.00       AAA      1,100,760
         740  5.375%, 7/01/16 - AMBAC Insured                             7/11 at 100.00       AAA        814,562

         500 Maryland Health and Higher Educational Facilities            7/08 at 102.00      BBB-        510,290
              Authority, Educational Facilities Leasehold Mortgage
              Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Bullis School, Series 2000:
         250  5.250%, 7/01/25 - FSA Insured                               1/11 at 101.00       AAA        263,215
         500  5.250%, 7/01/30 - FSA Insured                               1/11 at 101.00       AAA        520,715

             Maryland Health and Higher Educational Facilities
             Authority, Mortgage Revenue Bonds, Green Acres School,
             Series 1998:
         665  5.300%, 7/01/18                                             7/06 at 102.00      BBB-        679,098
       1,000  5.300%, 7/01/28                                             7/06 at 102.00      BBB-        985,390

       1,000 Maryland Health and Higher Educational Facilities            7/08 at 102.00        AA      1,068,970
              Authority, Revenue Refunding Bonds, Johns Hopkins
              University, Series 1998, 5.125%, 7/01/20

         625 Maryland Health and Higher Educational Facilities            6/11 at 100.00      Baa1        641,294
              Authority, Revenue Bonds, Maryland Institute College of
              Art, Series 2001, 5.500%, 6/01/32

         625 Maryland Health and Higher Educational Facilities            7/14 at 100.00        A-        626,569
              Authority, Revenue Bonds, Goucher College, Series 2004,
              5.125%, 7/01/34

       1,500 Morgan State University, Maryland, Student Tuition and Fee     No Opt. Call       AAA      1,812,525
              Revenue Refunding Bonds, Academic Fees and Auxiliary
              Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

         550 Morgan State University, Maryland, Student Tuition and Fee   7/13 at 100.00       AAA        585,706
              Revenue Bonds, Academic Fees and Auxiliary Facilities,
              Series 2003A, 5.000%, 7/01/20 - FGIC Insured

             University of Maryland, Auxiliary Facility and Tuition
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 4/01/15                                             4/13 at 100.00        AA      1,083,890
         500  5.000%, 4/01/19                                             4/13 at 100.00        AA        530,930

         750 University of Puerto Rico, University System Revenue Bonds,  6/10 at 100.00       AAA        841,170
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

       2,165 Gaithersburg, Maryland, Nursing Home Revenue Refunding         No Opt. Call       AAA      2,512,547
              Bonds, Shady Grove Adventist Nursing and Rehabilitation
              Center, Series 1992, 6.500%, 9/01/12 - FSA Insured

         625 Maryland Health and Higher Educational Facilities              No Opt. Call       AAA        807,612
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 1991B, 7.000%, 7/01/22 - FGIC Insured

       2,000 Maryland Health and Higher Educational Facilities            6/09 at 101.00         A      2,140,460
              Authority, Revenue Bonds, Kaiser Permanente System, Series
              1998A, 5.375%, 7/01/15

         750 Maryland Health and Higher Educational Facilities            7/10 at 101.00        A3        844,275
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2000, 6.750%, 7/01/30

         750 Maryland Health and Higher Educational Facilities            7/11 at 100.00        A+        746,408
              Authority, Revenue Bonds, Greater Baltimore Medical
              Center, Series 2001, 5.000%, 7/01/34

----
11

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $    500 Maryland Health and Higher Educational Facilities             7/12 at 100.00         A $      544,880
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2002, 6.000%, 7/01/22

       1,500 Maryland Health and Higher Educational Facilities             7/12 at 100.00      Baa1      1,553,745
              Authority, Revenue Bonds, Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00        A3        804,008
              Authority, Revenue Bonds, Frederick Memorial Hospital,
              Series 2002, 5.125%, 7/01/35

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00        A3        827,888
              Authority, Revenue Bonds, Union Hospital of Cecil County,
              Series 2002, 5.625%, 7/01/32

       1,785 Maryland Health and Higher Educational Facilities             7/13 at 100.00      Baa2      1,803,760
              Authority, Revenue Bonds, Kennedy Krieger Institute,
              Series 2003, 5.500%, 7/01/33

         500 Maryland Health and Higher Educational Facilities             7/13 at 100.00       AAA        518,165
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

         850 Maryland Health and Higher Educational Facilities             8/14 at 100.00       BBB        864,654
              Authority, Revenue Refunding Bonds, Medstar Health Issue,
              Series 2004, 5.375%, 8/15/24

         525 Maryland Health and Higher Educational Facilities             7/14 at 100.00         A        526,318
              Authority, Revenue Bonds, LifeBridge Health System, Series
              2004A, 5.125%, 7/01/34

         775 Maryland Health and Higher Educational Facilities             7/14 at 100.00        A2        802,699
              Authority, Revenue Bonds, Calvert Memorial Hospital,
              Series 2004, 5.500%, 7/01/36

       2,000 Prince George's County, Maryland, Revenue Refunding and       1/05 at 102.00        B3      1,710,640
              Project Bonds, Dimensions Health Corporation, Series 1994,
              5.375%, 7/01/14

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA      1,023,300
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.9%

         750 Baltimore County, Maryland, GNMA Collateralized Revenue      10/08 at 102.00       AAA        757,898
              Refunding Bonds, Cross Creek Apartments Project, Series
              1998A, 5.250%, 10/20/33

         500 Maryland Community Development Administration, Housing        1/09 at 101.00       Aa2        504,700
              Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Housing        1/10 at 100.00       Aa2      1,045,660
              Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Multifamily   10/08 at 101.50       Aaa      1,011,870
              Development Revenue Bonds, Auburn Manor, Series 1998A,
              5.300%, 10/01/28 (Alternative Minimum Tax)

       1,000 Montgomery County Housing Opportunities Commission,           7/05 at 102.00       Aa2      1,028,080
              Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
              Bonds, Series 1995A, 6.000%, 7/01/20

       1,420 Montgomery County Housing Opportunities Commission,           7/08 at 101.00       Aaa      1,435,322
              Maryland, FNMA/FHA-Insured Multifamily Housing Development
              Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum
              Tax)

         860 Prince George's County Housing Authority, Maryland, GNMA      5/05 at 100.00       AAA        860,731
              Collateralized Mortgage Revenue Refunding Bonds, Foxglenn
              Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative
              Minimum Tax)

       1,000 Prince George's County Housing Authority, Maryland, GNMA      9/09 at 102.00       AAA      1,047,790
              Collateralized Mortgage Revenue Bonds, University Landing
              Apartments, Series 1999, 6.100%, 3/20/41 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.2%

         835 Maryland Community Development Administration, Residential    9/10 at 100.00       Aa2        849,930
              Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative
              Minimum Tax)

       1,520 Prince George's County Housing Authority, Maryland,           8/07 at 102.00       AAA      1,568,427
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 1997A, 5.750%, 8/01/26 (Alternative
              Minimum Tax)

          20 Prince George's County Housing Authority, Maryland,           8/10 at 100.00       AAA         20,994
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Industrials - 0.5%

         500 Northeast Maryland Waste Disposal Authority, Resource         1/09 at 101.00       BBB        509,475
              Recovery Revenue Bonds, Baltimore RESCO Retrofit Project,
              Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

----
12

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.4%

             Carroll County, Maryland, Revenue Refunding Bonds, EMA
             Obligated Group, Series 1999A:
    $    500  5.500%, 1/01/19 - RAAI Insured                               1/09 at 101.00        AA $      535,275
         500  5.625%, 1/01/25 - RAAI Insured                               1/09 at 101.00        AA        529,960

       1,610 Maryland Economic Development Corporation, Health and         4/11 at 102.00       N/R      1,625,037
              Mental Hygiene Providers Revenue Bonds, Series 1996A,
              7.625%, 4/01/21
------------------------------------------------------------------------------------------------------------------
             Materials - 1.5%

       1,500 Baltimore, Maryland, Port Facilities Revenue Bonds,           4/05 at 100.00       AA-      1,618,575
              Consolidation Coal Sales Company Project, Series 1984B,
              6.500%, 10/01/11
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.7%

       3,000 Anne Arundel County, Maryland, General Obligation Bonds,        No Opt. Call       AA+      3,313,650
              Series 2003, 5.000%, 3/01/13

       1,000 Baltimore County, Maryland, Metropolitan District General     6/11 at 101.00       AAA      1,038,560
              Obligation Bonds, 67th Issue, 5.000%, 6/01/25

             Frederick County, Maryland, General Obligation Public
             Facilities Bonds, Series 2002:
       1,250  5.000%, 11/01/20                                            11/12 at 101.00        AA      1,330,513
       1,250  5.000%, 11/01/21                                            11/12 at 101.00        AA      1,323,563

         500 Frederick County, Maryland, Special Obligation Bonds,         7/10 at 102.00        AA        549,010
              Villages of Lake Linganore Community Development
              Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

       1,525 Howard County, Maryland, Consolidated Public Improvement      2/14 at 100.00       AAA      1,643,249
              Bonds, Series 2004B, 5.000%, 8/15/18

       3,000 Maryland, General Obligation Bonds, State and Local             No Opt. Call       Aaa      4,333,980
              Facilities Loan, RITES PA-816-R, Series 2001,
              12.739%, 3/01/15 (IF)

       1,000 Montgomery County, Maryland, General Obligation Refunding    10/11 at 101.00       AAA      1,108,720
              Bonds, Consolidated Public Improvement, Series 2001,
              5.250%, 10/01/13

       1,330 Montgomery County, Maryland, General Obligation Refunding       No Opt. Call       AAA      1,494,574
              Bonds, Consolidated Public Improvement, Series 2002A,
              5.250%, 11/01/11

         300 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A        318,195
              2000A, 6.000%, 6/01/20 - ACA Insured

             Prince George's County, Maryland, General Obligation
             Consolidated Public Improvement Bonds, Series 2003A:
       1,000  5.000%, 10/01/17                                            10/13 at 100.00        AA      1,077,240
       2,000  5.000%, 10/01/18                                            10/13 at 100.00        AA      2,143,680
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 21.2%

         610 Anne Arundel County, Maryland, Tax Increment Financing          No Opt. Call       N/R        613,989
              Revenue Bonds, Parole Town Center Project, Series 2002,
              5.000%, 7/01/12

       1,075 Baltimore, Maryland, Certificates of Participation,          10/07 at 102.00       AAA      1,146,058
              Emergency Telecommunications Facilities, Series 1997A,
              5.000%, 10/01/17 - AMBAC Insured

       1,500 Baltimore, Maryland, Convention Center Revenue Refunding      9/08 at 102.00       AAA      1,588,140
              Bonds, Series 1998, 5.000%, 9/01/19 - MBIA Insured

       1,000 Baltimore Board of School Commissioners, Maryland, Revenue    5/13 at 100.00       AA+      1,073,440
              Bonds, City Public School System, Series 2003A, 5.000%,
              5/01/17

         450 Hyattsville, Maryland, Special Obligation Bonds, University   7/14 at 102.00       N/R        452,052
              Town Center Project, Series 2004, 5.750%, 7/01/34

       1,110 Maryland Community Development Administration,                6/10 at 101.00       Aaa      1,243,400
              Infrastructure Financing Bonds, Series 2000A,
              5.875%, 6/01/30 - MBIA Insured

       1,750 Maryland Department of Transportation, County                   No Opt. Call        AA      2,004,030
              Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

       1,000 Maryland Department of Transportation, Consolidated             No Opt. Call        AA      1,103,780
              Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

         935 Maryland Economic Development Corporation, Lease Revenue      6/12 at 100.50       AA+      1,014,456
              Bonds, Department of Transportation Headquarters Building,
              Series 2002, 5.375%, 6/01/19

----
13

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Maryland Economic Development Corporation, Lease Revenue
             Bonds, Montgomery County Town Square Parking Garage, Series
             2002A:
    $    430  5.000%, 9/15/13                                              9/12 at 100.00       AA+ $      470,807
         650  5.000%, 9/15/16                                              9/12 at 100.00       AA+        700,095

         830 Maryland Department of Transportation, Certificates of       10/10 at 101.00       AA+        885,195
              Participation, Mass Transit Administration Project, Series
              2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

       1,760 Maryland Stadium Authority, Lease Revenue Bonds, Convention  12/04 at 102.00       AAA      1,800,744
              Center Expansion, Series 1994, 5.875%, 12/15/12 - AMBAC
              Insured

       1,540 Maryland Stadium Authority, Lease Revenue Bonds, Montgomery   6/13 at 100.00       AA+      1,611,302
              County Conference Center Facilities, Series 2003, 5.000%,
              6/15/22

       1,470 Montgomery County, Maryland, Lease Revenue Bonds, Metrorail   6/12 at 100.00        AA      1,537,796
              Garage, Series 2002, 5.000%, 6/01/21

         500 Montgomery County, Maryland, Special Obligation Bonds, West   7/12 at 101.00        AA        530,235
              Germantown Development District, Senior Series 2002A,
              5.375%, 7/01/20 - RAAI Insured

         500 New Baltimore City Board of School Commissioners, Maryland,  11/10 at 100.00       AA+        545,430
              School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

       1,000 Prince George's County, Maryland, Lease Revenue Bonds,        6/13 at 100.00       AAA      1,092,520
              Upper Marlboro Justice Center, Series 2003A, 5.000%,
              6/30/14 - MBIA Insured

         700 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA        808,850
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,000 Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%,   8/12 at 100.00       AAA      1,087,380
              8/01/21 - FSA Insured

       1,500 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB      1,725,885
              Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24

         400 Washington Suburban Sanitary District, Montgomery and         6/08 at 102.00       AAA        430,824
              Prince George's Counties, Maryland, Water Supply Bonds,
              Series 1998, 5.000%, 6/01/15
------------------------------------------------------------------------------------------------------------------
             Transportation - 1.6%

             Maryland Health and Higher Educational Facilities
             Authority, Parking Facilities Revenue Bonds, John Hopkins
             Medical Institution, Series 2004B:
         150  5.000%, 7/01/13 (WI, settling 12/01/04) - AMBAC Insured        No Opt. Call       AAA        165,098
         175  5.000%, 7/01/14 (WI, settling 12/01/04) - AMBAC Insured        No Opt. Call       AAA        192,770

         500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC        350,915
              Bonds, American Airlines Inc., Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 District of Columbia Metropolitan Area Transit Authority,       No Opt. Call       AAA      1,102,950
              Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 - MBIA
              Insured
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 11.0%

       1,500 Anne Arundel County, Maryland, Special Obligation Bonds,      7/09 at 102.00       AAA      1,791,150
              Arundel Mills Project, Series 1999, 7.100%, 7/01/29
              (Pre-refunded to 7/01/09)

       1,250 Baltimore County, Maryland, General Obligation Consolidated   8/12 at 100.00       AAA      1,382,638
              Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
              (Pre-refunded to 8/01/12)

         750 Baltimore, Maryland, Revenue Refunding Bonds, Water           7/08 at 101.00       AAA        779,220
              Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

         250 Baltimore, Maryland, Project and Revenue Refunding Bonds,     7/10 at 100.00       AAA        286,848
              Water Projects, Series 2000A, 6.000%, 7/01/19
              (Pre-refunded to 7/01/10) - FSA Insured

             Puerto Rico, The Children's Trust Fund, Tobacco Settlement
             Asset-Backed Bonds, Series 2000:
         880  5.750%, 7/01/20 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA        950,391
         250  6.000%, 7/01/26 (Pre-refunded to 7/01/10)                    7/10 at 100.00       AAA        285,882

       1,000 Howard County, Maryland, Consolidated Public Improvement      2/12 at 100.00       AAA      1,118,690
              Refunding Bonds, Series 2002A, 5.250%, 8/15/18
              (Pre-refunded to 2/15/12)

       1,100 Howard County, Maryland, Consolidated Public Improvement      8/12 at 100.00       AAA      1,216,842
              Refunding Bonds, Series 2003A, 5.000%, 8/15/14
              (Pre-refunded to 8/15/12)

----
14

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** (continued)

    $  1,030 Maryland Transportation Authority, Revenue Refunding Bonds,     No Opt. Call       AAA $    1,215,318
              Transportation Facilities Projects, First Series 1978,
              6.800%, 7/01/16

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
         750  5.500%, 10/01/20                                            10/10 at 101.00       AAA        820,710
       1,175  5.500%, 10/01/40                                            10/10 at 101.00       AAA      1,267,226

       1,010 Washington Suburban Sanitary District, Montgomery and         6/07 at 100.00       AAA      1,079,064
              Prince George's Counties, Maryland, General Obligation
              Construction Bonds, Series 1997, 5.125%, 6/01/19
              (Pre-refunded to 6/01/07)
------------------------------------------------------------------------------------------------------------------
             Utilities - 2.3%

       1,000 Maryland Energy Financing Administration, Revenue Bonds,      9/05 at 102.00       N/R      1,021,850
              AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
              (Alternative Minimum Tax)

       1,510 Prince George's County, Maryland, Pollution Control Revenue   1/05 at 100.00        A-      1,540,306
              Refunding Bonds, Potomac Electric Power Company, Series
              1993, 6.375%, 1/15/23
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 0.1%

         100 Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00        A-        104,764
              Disposal Revenue Bonds, Baltimore Wheelabrator Water
              Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
              Minimum Tax)
------------------------------------------------------------------------------------------------------------------
    $101,650 Total Long-Term Investments (cost $104,954,920) - 98.5%                                   109,210,394
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.2%

         200 Puerto Rico Government Development Bank, Adjustable                                A-1        200,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------
    $    200 Total Short-Term Investments (cost $200,000)                                                  200,000
------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $105,154,920) - 98.7%                                             109,410,394
             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.3%                                                        1,472,333
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $  110,882,727
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
           N/RInvestment is not rated.
          (IF)Inverse floating rate security.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
15

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 23.1%

    $  4,000 Allegheny County Higher Education Building Authority,         3/05 at 100.00       AA- $    4,025,520
              Pennsylvania, Revenue Bonds, Carnegie Mellon University,
              Series 2002, 5.450%, 3/01/27

       3,000 Allegheny County Higher Education Building Authority,         2/06 at 102.00      Baa3      3,150,990
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.250%, 2/15/26

       1,190 Allegheny County Higher Education Building Authority,           No Opt. Call      Baa3      1,262,435
              Pennsylvania, College Revenue Refunding Bonds, Robert
              Morris College, Series 1998A, 5.500%, 5/01/15

             Chester County Health and Education Facilities Authority,
             Pennsylvania, College Revenue Bonds, Immaculata College,
             Series 1998:
       1,300  5.600%, 10/15/18                                            10/08 at 102.00      BBB-      1,346,358
         550  5.625%, 10/15/27                                            10/08 at 102.00      BBB-        553,509

       1,815 Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00      BBB-      1,803,330
              Refunding Bonds, Neumann College, Series 1998A, 5.375%,
              10/01/26

       6,000 Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00       N/R      6,429,600
              Revenue Bonds, Collegiate Housing Foundation - Eastern
              College, Series 2000A, 8.250%, 7/01/29

       2,000 Indiana County Industrial Development Authority,             11/14 at 100.00       AAA      2,066,220
              Pennsylvania, Revenue Bonds, Student Cooperative
              Association Inc./Indiana University of Pennsylvania -
              Student Union Project, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

       4,150 Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00      BBB-      4,230,966
              Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15

       3,000 Pennsylvania Higher Educational Facilities Authority,         5/09 at 100.00        A2      3,173,970
              Revenue Bonds, Drexel University, Series 1999, 6.000%,
              5/01/29

       7,000 Pennsylvania State University, General Obligation Refunding     No Opt. Call        AA      7,825,930
              Bonds, Series 2002, 5.250%, 8/15/13

         500 Union County, Higher Education Facilities Financing           4/13 at 100.00       Aa3        533,135
              Authority, Pennsylvania, Revenue Bonds, Bucknell
              University, Series 2002A, 5.250%, 4/01/22
------------------------------------------------------------------------------------------------------------------
             Healthcare - 8.6%

       2,500 Chester County Health and Educational Facilities Authority,   5/08 at 101.00       AA-      2,555,600
              Pennsylvania, Health System Revenue Bonds, Jefferson
              Health System, Series 1997B, 5.375%, 5/15/27

       1,585 Jeannette Health Services Authority, Pennsylvania, Hospital  11/06 at 102.00       BB-      1,515,403
              Revenue Bonds, Jeannette District Memorial Hospital,
              Series 1996A, 6.000%, 11/01/18

         750 Lehigh County General Purpose Authority, Pennsylvania,       11/14 at 100.00         A        766,470
              Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%,
              11/01/24

         900 Lehigh County General Purpose Authority, Pennsylvania,        8/13 at 100.00       BBB        905,832
              Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
              Series 2003, 5.375%, 8/15/33

       1,985 Philadelphia Hospitals and Higher Education Facilities        5/05 at 100.00      Baa2      1,985,159
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Chestnut Hill Hospital, Series 1992, 6.500%, 11/15/22

       2,500 Philadelphia Hospitals and Higher Education Facilities        7/07 at 102.00       BBB      2,578,725
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Jeanes Hospital, Series 1997, 5.875%, 7/01/17

             Pottsville Hospital Authority, Pennsylvania, Hospital
             Revenue Bonds, Pottsville Hospital and Warne Clinic, Series
             1998:
       1,265  5.250%, 7/01/10                                                No Opt. Call      BBB-      1,259,801
       2,250  5.625%, 7/01/24                                              7/08 at 100.00      BBB-      2,094,188
------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.6%

         500 Bucks County Redevelopment Authority, Pennsylvania,           2/05 at 100.00       AAA        502,945
              Mortgage Revenue Refunding Bonds, Warminster Heights
              FHA-Insured Section 8 Assisted Project, Series 1992A,
              6.875%, 8/01/23

       1,360 Delaware County Industrial Development Authority,               No Opt. Call       AAA      1,425,661
              Pennsylvania, Multifamily Housing Revenue Bonds, Darby
              Townhouses Project, Series 2002A, 4.850%, 4/01/12
              (Alternative Minimum Tax)

         670 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00         A        661,685
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)

----
16

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.2%

     $   995 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/06 at 102.00       AAA $    1,033,765
              Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17

         765 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/07 at 102.00       AAA        799,938
              Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Industrials - 2.7%

       3,000 Delaware County Industrial Development Authority,             1/08 at 102.00       BBB      3,183,180
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Series 1997A, 6.200%, 7/01/19

       1,000 Pennsylvania Industrial Development Authority, Economic       7/12 at 101.00       AAA      1,104,060
              Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
              AMBAC Insured
------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.2%

       2,710 Allegheny County Residential Finance Authority,              10/05 at 100.00       AAA      2,710,000
              Pennsylvania, FHA-Insured Mortgage Revenue Bonds, Ladies
              Grand Army of the Republic Health Facility, Series 1995G,
              6.350%, 10/01/36

             Chester County Health and Education Facilities Authority,
             Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai
             Obligated Group Project, Series 1998:
       1,000  5.400%, 6/01/18                                             12/08 at 100.00      BBB-        961,360
       1,100  5.500%, 6/01/25                                             12/08 at 100.00      BBB-        997,128

       2,000 Montgomery County Higher Education and Health Authority,      1/06 at 101.00       BBB      2,010,940
              Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
              Ltd., Series 1996, 6.375%, 1/01/26
------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

         440 Bucks County Industrial Development Authority,                  No Opt. Call      BBB+        488,550
              Pennsylvania, Environmental Improvement Revenue Bonds, USX
              Corporation Project, Series 1995, 5.400%, 11/01/17
              (Mandatory put 11/01/11)
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.7%

         900 Butler County, Pennsylvania, General Obligation Bonds,        7/14 at 100.00       AAA        877,338
              Series 2004, 4.200%, 7/15/21 - FGIC Insured

       1,000 Central Bucks County School District, Pennsylvania, General   5/13 at 100.00       Aaa      1,038,750
              Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA
              Insured

       1,215 Centre County, Pennsylvania, General Obligation Bonds,        7/13 at 100.00       Aaa      1,320,268
              Series 2003, 5.250%, 7/01/17 - MBIA Insured

       3,125 Chichester School District, Delaware County, Pennsylvania,      No Opt. Call       AAA      1,029,156
              General Obligation Bonds, Series 1999, 0.000%, 3/01/26 -
              FGIC Insured

       1,635 Girard School District, Erie County, Pennsylvania, General      No Opt. Call       AAA        460,416
              Obligation Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC
              Insured

       1,240 Luzerne County, Pennsylvania, General Obligation Bonds,       5/13 at 100.00       Aaa      1,352,604
              Series 2003A, 5.250%, 11/15/16 - MBIA Insured

       4,875 McKeesport Area School District, Allegheny County,              No Opt. Call       AAA      1,771,136
              Pennsylvania, General Obligation Bonds, Series 1997D,
              0.000%, 10/01/24 - MBIA Insured

       2,195 Montour School District, Allegheny County, Pennsylvania,        No Opt. Call       AAA      1,496,573
              General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 -
              MBIA Insured

         475 Moon Area School District, Allegheny County, Pennsylvania,      No Opt. Call       AAA        530,889
              General Obligation Bonds, Series 2004, 5.250%, 11/15/13 -
              FSA Insured

       1,500 Pennsylvania, General Obligation Refunding Bonds, Second        No Opt. Call       AAA      1,652,130
              Series 2003, 5.000%, 7/01/11 - MBIA Insured

       2,500 Pennsylvania, General Obligation Bonds, First Series 2004,      No Opt. Call       AAA      2,760,600
              5.250%, 2/01/10 (DD, settling 2/26/04) - MBIA Insured

       2,000 Pennsylvania, General Obligation Bonds, Third Series 2004,      No Opt. Call        AA      2,203,620
              5.000%, 9/01/12

         500 Pennsylvania, General Obligation Refunding Bonds, Second        No Opt. Call       AAA        562,595
              Series 2002, 5.250%, 10/01/14 - FGIC Insured

       1,000 Philadelphia, Pennsylvania, General Obligation Bonds,           No Opt. Call       AAA      1,103,970
              Series 2003A, 5.250%, 2/15/13 - XLCA Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Plum Borough School District, Allegheny County,
             Pennsylvania, General Obligation Bonds, Series 2001:
    $  1,745  5.200%, 9/15/23 - FGIC Insured                               9/11 at 100.00       AAA $    1,829,004
       3,700  5.250%, 9/15/30 - FGIC Insured                               9/11 at 100.00       AAA      3,848,296

       1,000 Wilkes-Barre Area School District, Luzerne County,            4/14 at 100.00       AAA      1,082,350
              Pennsylvania, General Obligation Bonds, Series 2003A,
              5.250%, 4/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 8.7%

       4,500 Allegheny County Industrial Development Authority,           11/12 at 100.00       AAA      4,560,030
              Pennsylvania, Revenue Bonds, Guaranteed County Building
              Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured

       1,000 Allegheny County Redevelopment Authority, Pennsylvania, Tax  12/10 at 101.00       N/R      1,097,190
              Increment Finance Bonds, Waterfront Project, Series 2000A,
              6.300%, 12/15/18

         950 Delaware Valley Regional Finance Authority, Pennsylvania,       No Opt. Call       Aa3      1,098,324
              Local Government Revenue Bonds, Series 2002, 5.750%,
              7/01/17

       1,000 Harrisburg Parking Authority, Pennsylvania, Guaranteed        9/11 at 100.00       Aaa      1,036,130
              Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
              MBIA Insured

             Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
             Lien Revenue Bonds, Series 2003A:
       1,000  5.250%, 12/01/15 - MBIA Insured                             12/13 at 100.00       AAA      1,105,260
       1,150  5.250%, 12/01/17 - MBIA Insured                             12/13 at 100.00       AAA      1,255,513

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00       AAA      1,091,800
              Bonds, Philadelphia Neighborhood Transformation
              Initiative, Series 2002A, 5.500%, 4/15/22 - FGIC Insured

       1,300 Philadelphia Municipal Authority, Pennsylvania, Lease        11/13 at 100.00       AAA      1,397,500
              Revenue Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA      1,155,640
              Transportation Authority, Series 2003AA, 5.500%, 7/01/20 -
              MBIA Insured
------------------------------------------------------------------------------------------------------------------
             Transportation - 11.8%

       2,500 Philadelphia Airport System, Pennsylvania, Revenue Bonds,     6/07 at 102.00       AAA      2,551,400
              Series 1997B, 5.400%, 6/15/27 (Alternative Minimum Tax) -
              FGIC Insured

             Pittsburgh and Allegheny County Sports and Exhibition
             Authority, Pennsylvania, Parking Revenue Bonds, Series
             2001A:
       1,000  5.300%, 12/01/21 - AMBAC Insured                            12/06 at 100.00       Aaa      1,044,640
       4,500  5.375%, 12/01/30 - AMBAC Insured                            12/06 at 100.00       Aaa      4,701,150

       3,000 Pittsburgh Public Parking Authority, Pennsylvania, Parking    6/10 at 100.00       AAA      3,385,260
              System Revenue Bonds, Series 2000, 6.000%, 12/01/24 -
              AMBAC Insured

       4,535 Pittsburgh Public Parking Authority, Pennsylvania, Parking      No Opt. Call       AAA      5,002,513
              System Revenue Refunding Bonds, Series 2002, 5.000%,
              12/01/11 - AMBAC Insured

       2,000 Susquehanna Area Regional Airport Authority, Pennsylvania,    1/13 at 100.00       Aaa      2,016,460
              Airport System Revenue Bonds, Series 2003B, 5.000%,
              1/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 10.3%

       1,525 Allegheny County Hospital Development Authority,                No Opt. Call       AAA      1,896,795
              Pennsylvania, Hospital Revenue Bonds, Allegheny Valley
              Hospital Sublessee, Series 1982Q, 7.000%, 8/01/15

       2,995 Deer Lakes School District, Allegheny County, Pennsylvania,   1/05 at 100.00       AAA      3,432,869
              General Obligation Bonds, Series 1995, 6.350%, 1/15/14 -
              MBIA Insured

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00       Aaa      1,422,406
              Revenue Bonds, Mercy Health Corporation of Southeastern
              Pennsylvania Obligation Group, Series 1996, 6.000%,
              12/15/26

       1,240 McKeesport Area School District, Allegheny County,           10/06 at 100.00       AAA      1,323,489
              Pennsylvania, General Obligation Bonds, Series 1996A,
              6.000%, 10/01/25 (Pre-refunded to 10/01/06) - FSA Insured

       2,000 Pennsylvania Economic Development Financing Authority,       12/05 at 102.00    BBB***      2,140,060
              Exempt Facilities Revenue Bonds, MacMillan Bloedel LP,
              Series 1995, 7.600%, 12/01/20 (Alternative Minimum Tax)
              (Pre-refunded to 12/01/05)

       1,500 Pennsylvania Intergovernmental Cooperative Authority,         6/05 at 100.00       AAA      1,540,305
              Special Tax Revenue Bonds, Philadelphia Funding Program,
              Series 1994, 7.000%, 6/15/14 (Pre-refunded to 6/15/05) -
              FGIC Insured

----
18

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** (continued)

    $    940 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call       AAA $    1,160,110
              Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured

       2,000 Philadelphia Hospitals and Higher Education Facilities          No Opt. Call   BBB+***      2,118,280
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06

         935 West View Borough Municipal Authority, Allegheny County,        No Opt. Call       AAA      1,258,697
              Pennsylvania, Special Obligation Bonds, Series 1985A,
              9.500%, 11/15/14
------------------------------------------------------------------------------------------------------------------
             Utilities - 5.0%

       1,875 Allegheny County Industrial Development Authority,              No Opt. Call       AAA      1,944,019
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Duquesne Light Company Project, Series 1999A, 4.350%,
              12/01/13 - AMBAC Insured

         550 Lehigh County Industrial Development Authority,               8/05 at 102.00       AAA        574,536
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Pennsylvania Power and Light Company Project, Series
              1995A, 6.150%, 8/01/29 - MBIA Insured

       1,000 Northampton County Industrial Development Authority,          7/05 at 102.00       AAA      1,041,230
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Metropolitan Edison Company, Series 1995A, 6.100%, 7/15/21
              - MBIA Insured

       2,650 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/13 at 100.00       AAA      2,681,244
              General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 -
              FSA Insured

       1,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          7/13 at 100.00       AAA      1,085,060
              General Ordinance, Seventeenth Series 2003, 5.375%,
              7/01/19 - FSA Insured

         315 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00       AAA        319,961
              General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
              FSA Insured

         320 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call       AAA        345,616
              Eighteenth Series 2004, 5.000%, 8/01/13
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.6%

         265 Bucks County Water and Sewerage Authority, Pennsylvania,        No Opt. Call       AAA        296,599
              Sewerage System Revenue Bonds, Neshaminy Interceptor
              Project, Series 2004, 5.250%, 6/01/14 (DD, settling
              11/30/04) - FSA Insured

       5,000 Delaware County Industrial Development Authority,            10/12 at 100.00       AAA      5,142,300
              Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
              Water Company, Series 2001, 5.350%, 10/01/31 (Alternative
              Minimum Tax) - AMBAC Insured

       1,930 Harrisburg Authority, Dauphin County, Pennsylvania, Water     7/14 at 100.00       AAA      2,019,201
              Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
              FSA Insured

       3,000 Unity Township Municipal Authority, Pennsylvania, Sewer      12/14 at 100.00       AAA      3,042,420
              Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured
------------------------------------------------------------------------------------------------------------------
    $157,180 Total Long-Term Investments (cost $151,735,370) - 99.8%                                $  158,146,055
------------------------------------------------------------------------------------------------------------------
------------

----
19

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                              Optional Call                    Market
Amount (000) Description                                                    Provisions* Ratings**           Value
-----------------------------------------------------------------------------------------------------------------
             Short-Term Investments - 2.5%

      $  900 Lehigh County General Purpose Authority, Pennsylvania,                        VMIG-1 $       900,000
              Hospital Revenue Bonds, Lehigh Valley Health Network,
              Variable Rate Demand Obligations, Series 1999B, 1.640%,
              7/01/29 - MBIA Insured+

         300 Lehigh County General Purpose Authority, Pennsylvania,                        VMIG-1         300,000
              Hospital Revenue Bonds, Lehigh Valley Health Network,
              Variable Rate Demand Obligations, Series 1997A, 1.640%,
              7/01/28 - AMBAC Insured+

       1,350 Puerto Rico Government Development Bank, Adjustable                              A-1       1,350,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 1.580%, 12/01/15 - MBIA Insured+

         400 Schuylkill County Industrial Development Authority,                             A-1+         400,000
              Pennsylvania, Resource Recovery Refunding Revenue Bonds,
              Northeastern Power Company Project, Variable Rate Demand
              Obligations, Series 1997A, 1.680%, 12/01/22+

         955 South Fork Municipal Authority, Pennsylvania, Hospital                           A-1         955,000
              Revenue Bonds, Conemaugh Health System - South Fork
              Hospital, Variable Rate Demand Obligations, Series
              1998A, 1.640%, 7/01/28 - MBIA Insured+
-----------------------------------------------------------------------------------------------------------------
      $3,905 Total Short-Term Investments (cost $3,905,000)                                             3,905,000
-----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $155,640,370) - 102.3%                                           162,051,055
             ---------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (2.3)%                                                   (3,589,067)
             ---------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                    $   158,461,988
             ---------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (DD)Security purchased on a delayed delivery basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
20

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.0%

    $  2,200 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB $    2,033,064
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

         500 James City County Industrial Development Authority,           4/07 at 101.00        A+        516,560
              Virginia, Sewage and Solid Waste Disposal Facilities
              Revenue Bonds, Anheuser Busch Project, Series 1997,
              6.000%, 4/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.2%

       2,000 Alexandria Industrial Development Authority, Virginia,        1/09 at 101.00        A1      2,125,880
              Educational Facilities Revenue Bonds, Episcopal High
              School, Series 1999, 5.875%, 1/01/29

       1,500 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00       AAA      1,678,365
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

             Danville Industrial Development Authority, Virginia,
             Student Housing Revenue Bonds, Collegiate Housing
             Foundation, Averett College Project, Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00       N/R        638,772
       1,910  7.000%, 6/01/30                                              6/09 at 102.00       N/R      1,770,627

             Loudoun County Industrial Development Authority, Virginia,
             Revenue Refunding Bonds, George Washington University,
             Series 1992:
         500  6.250%, 5/15/12                                              5/05 at 100.00        A2        501,660
       2,225  6.250%, 5/15/22                                              5/05 at 100.00        A2      2,228,493

       1,000 Portsmouth, Virginia, Golf Course System Revenue Bonds,       5/07 at 102.00        AA      1,011,810
              Series 1998, 5.000%, 5/01/23 - RAAI Insured

       1,135 Prince William County Industrial Development Authority,      10/13 at 101.00        A3      1,153,444
              Virginia, Educational Facilities Revenue Bonds, Catholic
              Diocese of Arlington, Series 2003, 5.500%, 10/01/33

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00        A3      2,111,380
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

       1,500 Rockbridge County Industrial Development Authority,           7/11 at 100.00        B2      1,398,105
              Virginia, Horse Center Revenue and Refunding Bonds, Series
              2001C, 6.850%, 7/15/21

       1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00       AAA      1,401,950
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured

       2,500 Virginia College Building Authority, Educational Facilities     No Opt. Call       Aa1      2,754,925
              Revenue Bonds, Public Higher Education Financing Program,
              Series 2004B, 5.000%, 9/01/13

       2,000 Virginia College Building Authority, Educational Facilities   4/05 at 100.00      BBB+      2,003,780
              Revenue Refunding Bonds, Roanoke College, Series 1992,
              6.625%, 10/15/12

         420 Virginia College Building Authority, Educational Facilities   1/05 at 101.00        AA        429,677
              Revenue Bonds, Washington and Lee University, Series 1994,
              5.750%, 1/01/14

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00        AA      1,262,938
              Revenue Refunding Bonds, Marymount University, Series
              1998, 5.125%, 7/01/28 - RAAI Insured
------------------------------------------------------------------------------------------------------------------
             Healthcare - 9.3%

       1,500 Albemarle County Industrial Development Authority,           10/12 at 100.00        A2      1,523,475
              Virginia, Hospital Revenue Bonds, Martha Jefferson
              Hospital, Series 2002, 5.250%, 10/01/35

       2,000 Fredericksburg Industrial Development Authority, Virginia,    6/07 at 102.00       AAA      2,108,140
              Hospital Facilities Revenue Refunding Bonds, MediCorp
              Health System Obligated Group, Series 1996, 5.250%,
              6/15/23 - AMBAC Insured

       1,375 Fredericksburg Industrial Development Authority, Virginia,    6/12 at 100.00        A3      1,386,083
              Revenue Bonds, MediCorp Health System, Series 2002B,
              5.125%, 6/15/33

       3,250 Hanover County Industrial Development Authority, Virginia,      No Opt. Call       AAA      3,895,515
              Hospital Revenue Bonds, Memorial Regional Medical Center
              Project, Series 1995, 6.375%, 8/15/18 - MBIA Insured

       2,000 Hanover County Industrial Development Authority, Virginia,    8/05 at 102.00       AAA      2,075,720
              Hospital Revenue Bonds, Bon Secours Health System
              Projects, Series 1995, 5.500%, 8/15/25 - MBIA Insured

       2,000 Henrico County Economic Development Authority, Virginia,     11/12 at 100.00        A-      2,076,740
              Revenue Bonds, Bon Secours Health System Inc., Series
              2002A, 5.600%, 11/15/30

----
21

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,450 Loudoun County Industrial Development Authority, Virginia,    6/12 at 101.00       BBB $    1,583,545
              Hospital Revenue Bonds, Loudoun Hospital Center, Series
              2002A, 6.000%, 6/01/22

       2,320 Manassas Industrial Development Authority, Virginia,          4/13 at 100.00        A2      2,351,877
              Hospital Revenue Bonds, Prince William Hospital, Series
              2002, 5.250%, 4/01/33

             Medical College of Virginia Hospitals Authority, General
             Revenue Bonds, Series 1998:
         500  5.250%, 7/01/14 - MBIA Insured                               7/08 at 102.00       AAA        544,750
       2,000  5.125%, 7/01/23 - MBIA Insured                               7/08 at 102.00       AAA      2,060,860

       2,785 Roanoke Industrial Development Authority, Virginia,           7/12 at 100.00       AAA      3,011,448
              Hospital Revenue Bonds, Carilion Health System, Series
              2002A, 5.500%, 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.3%

         965 Arlington County Industrial Development Authority,            5/10 at 100.00       Aaa      1,021,916
              Virginia, Multifamily Housing Revenue Bonds, Patrick Henry
              Apartments, Series 2000, 6.050%, 11/01/32 (Alternative
              Minimum Tax) (Mandatory put 11/01/20)

       1,105 Arlington County Industrial Development Authority,           11/10 at 102.00       AAA      1,193,544
              Virginia, Multifamily Housing Mortgage Revenue Bonds,
              Berkeley Apartments, Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

       1,030 Chesterfield County Industrial Development Authority,         4/12 at 102.00       Aa2      1,055,390
              Virginia, Multifamily Housing Revenue Bonds, GNMA
              Mortgage-Backed Securities Program, Fore Courthouse Senior
              Apartments Project, Series 2002A, 5.600%, 10/20/31
              (Alternative Minimum Tax)

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00       AAA      1,243,464
              Virginia, FHA-Insured Elderly Housing Mortgage Revenue
              Refunding Bonds, Little River Glen, Series 1996, 6.100%,
              9/01/26

       3,665 Henrico County Economic Development Authority, Virginia,      7/09 at 102.00       AAA      3,969,122
              GNMA Mortgage-Backed Securities Beth Sholom Assisted
              Living Revenue Bonds, Series 1999A, 6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00       AAA      1,028,220
              Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
              6.200%, 1/20/40 (Alternative Minimum Tax)

       2,920 Virginia Beach Development Authority, Virginia, Multifamily  10/14 at 102.00       N/R      2,826,910
              Residential Rental Housing Revenue Bonds, Hamptons and
              Hampton Court Apartments, Series 1999, 7.500%, 10/01/39
              (Alternative Minimum Tax)

         610 Virginia Housing Development Authority, Rental Housing        6/06 at 100.00       AA+        615,795
              Bonds, Series 2001L, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.0%

         350 Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00       AAA        337,796
              Securities Program Home Mortgage Revenue Bonds, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00       AAA      4,520,070
              Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 - MBIA
              Insured
------------------------------------------------------------------------------------------------------------------
             Industrials - 1.7%

       2,250 Charles County Industrial Development Authority, Virginia,      No Opt. Call       BBB      2,339,078
              Solid Waste Disposal Facility Revenue Refunding Bonds, USA
              Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
              (Alternative Minimum Tax)

       2,000 Henrico County Industrial Development Authority, Virginia,      No Opt. Call       BB-      1,849,060
              Solid Waste Disposal Revenue Bonds, Browning-Ferris
              Industries of South Atlantic Inc., Series 1996A, 5.450%,
              1/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.9%

       1,000 Chesterfield County Health Center Commission, Virginia,      12/06 at 102.00       AAA      1,049,860
              GNMA Collateralized Mortgage Revenue Bonds, Lucy Corr
              Nursing Home Project, Series 1996, 5.875%, 12/01/21

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00       AAA        522,340
              Virginia, FHA-Insured Multifamily Housing Revenue
              Refunding Bonds, Paul Spring Retirement Center, Series
              1996A, 6.000%, 12/15/28

         730 Henrico County Industrial Development Authority, Virginia,    1/05 at 101.00       AAA        739,016
              FHA-Insured Nursing Facilities Mortgage Revenue Refunding
              Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%,
              7/01/19

----
22

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Materials - 2.5%

    $  2,500 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00       Ba3 $    2,423,525
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax)

       3,545 Isle of Wight County Industrial Development Authority,        4/05 at 101.00       BBB      3,626,854
              Virginia, Solid Waste Disposal Facilities Revenue Bonds,
              Union Camp Corporation Project, Series 1994, 6.550%,
              4/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.6%

       1,100 Alexandria, Virginia, General Obligation Bonds, Series          No Opt. Call       AAA      1,218,239
              2004B, 5.000%, 6/15/13

       1,000 Alexandria, Virginia, General Obligation Bonds, Series          No Opt. Call       AAA      1,108,610
              2004C, 5.000%, 12/15/11 (WI, settling 12/07/04)

       2,500 Bristol, Virginia, General Obligation Bonds, Series 2003,     3/13 at 100.00       AAA      2,575,650
              5.000%, 3/01/25 - FSA Insured

       1,285 Charlottesville, Virginia, General Obligation Public            No Opt. Call       AAA      1,216,330
              Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13

         480 Chesterfield County, Virginia, General Obligation Public      1/11 at 100.00       AAA        503,328
              Improvement Bonds, Series 2001, 5.000%, 1/15/21

       2,630 Loudoun County, Virginia, General Obligation Public           1/10 at 101.00       Aaa      2,785,775
              Improvement Bonds, Series 2000B, 5.250%, 1/01/21

       2,125 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00       Aaa      2,306,071
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20

       1,185 Lynchburg, Virginia, General Obligation Bonds, Series 2004,   6/14 at 100.00        AA      1,262,949
              5.000%, 6/01/20

       2,355 Newport News, Virginia, General Obligation Bonds, General     7/13 at 100.00        AA      2,511,419
              Improvement and Water Projects, Series 2002A, 5.000%,
              7/01/18

             Newport News, Virginia, General Obligation Bonds, Series
             2003B:
       1,630  5.000%, 11/01/15                                            11/13 at 100.00        AA      1,772,250
       1,805  5.000%, 11/01/17                                            11/13 at 100.00        AA      1,938,534

       1,250 Newport News, Virginia, General Obligation Bonds, Series      7/14 at 101.00        AA      1,364,338
              2004A, 5.000%, 7/15/16

         500 Norfolk, Virginia, General Obligation Bonds, Series 2000,     7/10 at 101.00       AAA        538,485
              5.250%, 7/01/20 - FGIC Insured

       1,555 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00         A      1,649,311
              2000A, 6.000%, 6/01/20 - ACA Insured

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00         A      1,041,920
              Series 2001B, 5.125%, 3/01/23

       2,240 Portsmouth, Virginia, General Obligation Bonds, Series          No Opt. Call       AAA      2,472,310
              2003, 5.000%, 7/01/12 - FSA Insured

       1,000 Roanoke, Virginia, General Obligation Public Improvement     10/12 at 101.00        AA      1,076,430
              Bonds, Series 2002A, 5.000%, 10/01/17

       1,000 Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00       AA+      1,053,030
              Improvement Bonds, Series 2001, 5.000%, 6/01/20

       2,000 Virginia Beach, Virginia, General Obligation Bonds, Series      No Opt. Call       AA+      2,201,460
              2004B, 5.000%, 5/01/13
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.5%

         750 Bristol, Virginia, General Obligation Utility System         11/12 at 102.00       AAA        807,195
              Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

       1,000 Caroline County Industrial Development Authority, Virginia,   6/12 at 102.00       Aaa      1,025,470
              Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 - AMBAC
              Insured

       1,090 Dinwiddie County Industrial Development Authority,            2/14 at 100.00       AAA      1,195,501
              Virginia, Lease Revenue Bonds, Series 2004B, 5.125%,
              2/15/15 - MBIA Insured

       1,500 Fairfax County Economic Development Authority, Virginia,      6/13 at 101.00       AA+      1,645,560
              Lease Revenue Bonds, Laurel Hill Public Facilities
              Project, Series 2003, 5.000%, 6/01/14

         860 Fairfax County Economic Development Authority, Virginia,      9/09 at 102.00        AA        979,514
              Parking Revenue Bonds, Vienna II Metrorail Station
              Project, 1999 First Series, 6.000%, 9/01/18

       1,915 Front Royal and Warren County Industrial Development          4/14 at 100.00       AAA      2,048,246
              Authority, Virginia, Lease Revenue Bonds, Series 2004B,
              5.000%, 4/01/17 - FSA Insured

       1,030 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00        A-      1,153,816
              Hotel Tax Revenue Bonds, Convention Center Expansion
              Project, Series 2000, 6.125%, 6/15/20

       2,020 Hampton Roads Regional Jail Authority, Virginia, Revenue      7/14 at 100.00       AAA      2,163,662
              Bonds, Regional Jail Facility, Series 2004, 5.000%,
              7/01/17 - MBIA Insured

----
23

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 Harrisonburg, Virginia, General Obligation Public            12/10 at 102.00       AAA $    1,110,550
              Recreational Facility Revenue Bonds, Series 2000, 5.750%,
              12/01/29 - FSA Insured

         665 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call       AAA        761,784
              Series 1990E, 7.200%, 10/01/10 - AMBAC Insured

       1,840 Loudoun County Industrial Development Authority, Virginia,    3/13 at 100.00        AA      1,944,935
              Lease Revenue Refunding Bonds, Public Facility Project,
              Series 2003, 5.000%, 3/01/19

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00       AA+        746,240
              Educational Facility Revenue Bonds, Community College
              System - Tidewater Community College Downtown Campus,
              Series 1999, 5.500%, 11/01/19

       1,000 Northampton County and Town Joint Industrial Development      2/13 at 101.00        AA        996,930
              Authority, Virginia, Lease Revenue Bonds, County Capital
              Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured

             Prince William County Industrial Development Authority,
             Virginia, Lease Revenue Bonds, ATCC Project, Series 1996:
       2,000  6.000%, 2/01/14                                              2/06 at 102.00       Aa3      2,076,940
       1,000  6.000%, 2/01/18                                              2/06 at 102.00       Aa3      1,035,120

       1,575 Prince William County, Virginia, Lease Participation          6/12 at 100.00       Aa2      1,700,575
              Certificates, Series 2002, 5.250%, 12/01/18

       1,500 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call       AAA      1,733,250
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00       AAA      1,131,530
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         135  5.250%, 7/01/27                                              7/12 at 100.00        A-        139,774
         480  5.250%, 7/01/36                                              7/12 at 100.00        A-        492,902

       2,000 Spotsylvania County Industrial Development Authority,         1/13 at 100.00       AAA      2,077,660
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003, 5.000%, 1/15/23 - AMBAC Insured

       1,645 Spotsylvania County Industrial Development Authority,         8/13 at 100.00       AAA      1,731,066
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003B, 5.125%, 8/01/23 - AMBAC Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00       BBB      2,301,180
              Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24

       2,000 Virginia College Building Authority, Educational Facilities     No Opt. Call       AA+      2,196,020
              Revenue Bonds, 21st Century College Program, Series 2004A,
              5.000%, 2/01/11

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00       AA+      2,078,600
              Revenue Bonds, 21st Century College Program, Series 2002A,
              5.000%, 2/01/22

       1,500 Virginia Transportation Board, Transportation Revenue         5/07 at 101.00       AA+      1,593,150
              Refunding Bonds, U.S. Route 58 Corridor Development
              Program, Series 1997C, 5.125%, 5/15/19

       3,125 Virginia Transportation Board, Transportation Revenue           No Opt. Call       AA+      3,442,500
              Bonds, Northern Virginia Transportation District Program,
              Series 2004A, 5.000%, 5/15/14

       2,000 Virginia Public Building Authority, Public Facilities           No Opt. Call       AA+      2,204,100
              Revenue Bonds, Series 2004B, 5.000%, 8/01/11

       1,100 Virginia Public School Authority, School Financing Bonds,       No Opt. Call       AA+      1,212,255
              1997 Resolution, Series 2004C, 5.000%, 8/01/11 (WI,
              settling 12/08/04)

       1,000 Virginia Public School Authority, School Financing Bonds,     8/11 at 101.00       AA+      1,069,600
              1997 Resolution, Series 2001A, 5.000%, 8/01/16

             Virginia Resources Authority, Infrastructure Revenue Bonds,
             Pooled Loan Bond Program, Series 2002A:
       1,650  5.000%, 5/01/20                                              5/11 at 101.00        AA      1,731,741
         620  5.000%, 5/01/21                                              5/11 at 101.00        AA        647,900

----
24

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             Transportation - 8.8%

    $  1,250 Chesapeake, Virginia, Chesapeake Expressway Toll Road         7/09 at 101.00      Baa2 $    1,315,288
              Revenue Bonds, Series 1999A, 5.625%, 7/15/19

       1,880 Loudoun County Industrial Development Authority, Virginia,    1/05 at 100.00       N/R      1,870,130
              Revenue Bonds, Washington Dulles Air Cargo LP, Series
              1992, 7.000%, 1/01/09 (Alternative Minimum Tax)

         600 Loudoun County Industrial Development Authority, Virginia,    1/06 at 102.00       N/R        589,698
              Revenue Bonds, Washington Dulles Air Cargo LP, Series
              1996, 6.500%, 1/01/09 (Alternative Minimum Tax)

             Metropolitan Washington D.C. Airports Authority, Airport
             System Revenue Bonds, Series 2001B:
       1,475  5.000%, 10/01/26 - MBIA Insured                             10/11 at 101.00       AAA      1,497,346
       1,250  5.000%, 10/01/31 - MBIA Insured                             10/11 at 101.00       AAA      1,255,150

         900 Metropolitan Washington D.C. Airports Authority, Virginia,   10/07 at 101.00       Aa3        925,650
              Airport System Revenue Bonds, Series 1997B, 5.500%,
              10/01/23 (Alternative Minimum Tax)

         225 Metropolitan Washington D.C. Airports Authority, Virginia,   10/08 at 101.00       Aa3        223,621
              Airport System Revenue Bonds, Series 1998A, 5.000%,
              10/01/28

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00       AAA      3,050,970
              Series 2001A, 5.125%, 7/01/31 - FGIC Insured

             Pocahontas Parkway Association, Virginia, Senior Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
       5,000  0.000%, 8/15/16                                               8/08 at 64.81        BB      2,277,050
       1,500  5.500%, 8/15/28                                              8/08 at 102.00        BB      1,376,925

       1,750 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC      1,228,203
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       1,730 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call       AAA      1,928,137
              Refunding Bonds, Expressway System, Series 1998, 5.250%,
              7/15/22 - FGIC Insured

       1,485 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call       AAA      1,655,077
              Refunding Bonds, Expressway System, Series 2002, 5.250%,
              7/15/22 - FGIC Insured

       1,000 Virginia Port Authority, Revenue Bonds, Port Authority        7/07 at 101.00       AAA      1,056,140
              Facilities, Series 1997, 5.500%, 7/01/24 (Alternative
              Minimum Tax) - MBIA Insured

       1,000 Virginia Resources Authority, Airports Revolving Fund         2/11 at 100.00       Aa2      1,051,050
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** - 8.5%

       2,140 Brunswick County Industrial Development Authority,            7/06 at 102.00       AAA      2,290,956
              Virginia, Lease Revenue Bonds, State Correctional
              Facility, Series 1996, 5.500%, 7/01/17 (Pre-refunded to
              7/01/06) - MBIA Insured

       1,060 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA      1,144,789
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       1,000 Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,   7/06 at 102.00       AAA      1,077,700
              5.875%, 7/15/28 (Pre-refunded to 7/15/06) - MBIA Insured

         150 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00       AAA        165,374
              Refunding Bonds, Series 1992, 6.000%, 4/01/22
              (Pre-refunded to 4/01/07)

       1,000 Hampton Roads Regional Jail Authority, Virginia, Revenue      7/06 at 102.00       AAA      1,070,540
              Bonds, Regional Jail Facility, Series 1996A, 5.500%,
              7/01/24 (Pre-refunded to 7/01/06) - MBIA Insured

             Hampton, Virginia, General Obligation Public Improvement
             Bonds, Series 2000:
       1,500  5.750%, 2/01/17 (Pre-refunded to 2/01/10)                    2/10 at 102.00     AA***      1,717,770
       1,685  6.000%, 2/01/20 (Pre-refunded to 2/01/10)                    2/10 at 102.00     AA***      1,948,753

       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00       AAA      1,152,620
              Virginia, Lease Revenue Bonds, School Facilities Project,
              Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) -
              MBIA Insured

         940 Peninsula Ports Authority of Virginia, Healthcare             8/06 at 100.00   BBB+***        967,692
              Facilities Revenue Refunding Bonds, Mary Immaculate
              Hospital, Series 1994, 7.000%, 8/01/17 (Pre-refunded to
              8/01/06)

       2,250 Prince William County Industrial Development Authority,      10/05 at 102.00       Aaa      2,383,718
              Virginia, Hospital Facility Revenue Bonds, Potomac
              Hospital Corporation of Prince William, Series 1995,
              6.850%, 10/01/25 (Pre-refunded to 10/01/05)

----
25

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
November 30, 2004

   Principal                                                                Optional Call                   Market
Amount (000) Description                                                      Provisions* Ratings**          Value
------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed*** (continued)

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
    $    500  5.500%, 10/01/32                                            10/10 at 101.00       AAA $      540,330
       1,500  5.500%, 10/01/40                                            10/10 at 101.00       AAA      1,617,735

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         365  5.250%, 7/01/27 (Pre-refunded to 7/01/12)                    7/12 at 100.00     A-***        403,767
       1,320  5.250%, 7/01/36 (Pre-refunded to 7/01/12)                    7/12 at 100.00     A-***      1,460,197

       1,525 Virginia Public Building Authority, Public Facilities         8/10 at 100.00    AA+***      1,708,717
              Revenue Bonds, Series 2000A, 5.750%, 8/01/16 (Pre-refunded to 8/01/10)

       1,000 Virginia Resources Authority, Water and Sewerage System      10/07 at 100.00     AA***      1,088,200
              Revenue Bonds, Sussex Service Authority, Series 1995A,
              5.600%, 10/01/25 (Pre-refunded to 10/01/07)
------------------------------------------------------------------------------------------------------------------
             Utilities - 6.7%

             Bristol, Virginia, Utility System Revenue Refunding Bonds,
             Series 2003:
       1,115  5.000%, 7/15/17 - MBIA Insured                               7/13 at 100.00       AAA      1,195,191
       2,000  5.250%, 7/15/23 - MBIA Insured                               7/13 at 100.00       AAA      2,134,880

       2,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00        A3      2,228,280
              Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
              Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call       AAA      5,438,908
              DRIVERS, Series 147, 13.084%, 1/01/09 (IF)

             Richmond, Virginia, Public Utility Revenue Refunding Bonds,
             Series 2002:
       1,500  5.000%, 1/15/27 - FSA Insured                                1/12 at 100.00       AAA      1,532,550
       1,750  5.000%, 1/15/33 - FSA Insured                                1/12 at 100.00       AAA      1,768,183

       1,960 Virginia Resources Authority, Solid Waste Disposal System     4/05 at 102.00        AA      2,008,000
              Revenue Refunding Bonds, Prince William County Project,
              Series 1995A, 5.500%, 4/01/15
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 10.6%

       1,000 Fairfax County Water Authority, Virginia, Water Revenue         No Opt. Call       AAA      1,095,690
              Refunding Bonds, Series 1997, 5.000%, 4/01/21

       2,045 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00       AAA      2,239,050
              Refunding Bonds, Series 1992, 6.000%, 4/01/22

             Fairfax County Water Authority, Virginia, Water Revenue
             Refunding Bonds, Series 2002:
       1,925  5.375%, 4/01/21                                              4/12 at 100.00       AAA      2,104,410
       1,000  5.000%, 4/01/27                                              4/12 at 100.00       AAA      1,021,170

       1,395 Henry County Public Service Authority, Virginia, Water and      No Opt. Call       AAA      1,599,075
              Sewer Revenue Refunding Bonds, Series 2001, 5.500%,
              11/15/19 - FSA Insured

       1,015 James City Service Authority, Virginia, Water and Sewerage    1/13 at 101.00       AAA      1,104,290
              Revenue Bonds, Series 2003, 5.000%, 1/15/15 - FSA Insured

       1,850 Leesburg, Virginia, Utility System Revenue Refunding Bonds,   7/07 at 102.00       AAA      1,955,635
              Series 1997, 5.125%, 7/01/22 - MBIA Insured

       1,000 Loudoun County Sanitation Authority, Virginia, Water and      1/07 at 102.00       AAA      1,030,080
              Sewerage System Revenue Refunding Bonds, Series 1996,
              5.125%, 1/01/26 - FGIC Insured

       1,900 Prince William County Service Authority, Virginia, Water      7/08 at 101.00       AAA      1,876,839
              and Sewerage System Revenue Refunding Bonds, Series 1997,
              4.750%, 7/01/29 - FGIC Insured

       2,000 Spotsylvania County, Virginia, Water and Sewerage System      6/07 at 102.00       AAA      2,116,120
              Revenue Bonds, Series 1997, 5.400%, 6/01/27 - MBIA Insured

         750 Virginia Beach, Virginia, Storm Water Utility Revenue         9/10 at 101.00       Aa3        853,868
              Bonds, Series 2000, 6.000%, 9/01/20

       1,000 Virginia Resources Authority, Sewerage System Revenue        10/05 at 102.00        AA      1,030,990
              Bonds, Hopewell Regional Wastewater Treatment Facility,
              Series 1995A, 6.000%, 10/01/25 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00       AAA      1,111,800
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22

----
26

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

             Virginia Resources Authority, Clean Water State Revolving
             Fund Revenue Bonds, Series 2000, RITES Series PA790R:
    $    500  13.474, 10/01/14 (IF)                                       10/10 at 100.00       AAA $    694,425
         410  13.474, 10/01/15 (IF)                                       10/10 at 100.00       AAA      569,072
       1,900  13.474, 10/01/16 (IF)                                       10/10 at 100.00       AAA    2,621,050

       2,485 Virginia Resources Authority, Water and Sewerage System       5/11 at 101.00        AA    2,645,822
              Revenue Bonds, Caroline County Public Improvements
              Project, Series 2001, 5.250%, 5/01/21
----------------------------------------------------------------------------------------------------------------
    $228,750 Total Long-Term Investments (cost $229,029,313) - 98.6%                                 239,787,919
----------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.8%

       2,000 Puerto Rico Government Development Bank, Adjustable                                A-1    2,000,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 1.580, 12/01/15 - MBIA Insured+
----------------------------------------------------------------------------------------------------------------
    $  2,000 Total Short-Term Investments (cost $2,000,000)                                            2,000,000
----------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $231,029,313) - 99.4%                                           241,787,919
             --------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.6%                                                      1,518,514
             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $243,306,433
             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
          (IF)Inverse floating rate security.

                                See accompanying notes to financial statements.

----
27

Statement of Assets and Liabilities (Unaudited)
November 30, 2004

                                                           Maryland  Pennsylvania      Virginia
-----------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $105,154,920, $155,640,370 and
 $231,029,313, respectively)                           $109,410,394 $162,051,055  $241,787,919
Cash                                                        480,272      456,842       901,554
Receivables:
 Interest                                                 1,859,833    2,576,122     3,815,737
 Investments sold                                             5,085    2,390,000       333,629
 Shares sold                                                 44,196       51,048        67,500
Other assets                                                    244          359           544
-----------------------------------------------------------------------------------------------
   Total assets                                         111,800,024  167,525,426   246,906,883
-----------------------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                                      360,955    8,292,143     2,339,727
 Shares redeemed                                             69,572       47,567       125,252
Accrued expenses:
 Management fees                                             50,100       70,599       107,669
 12b-1 distribution and service
   fees                                                      27,503       35,809        54,519
 Other                                                       37,167       53,301        69,664
Dividends payable                                           372,000      564,019       903,619
-----------------------------------------------------------------------------------------------
   Total liabilities                                        917,297    9,063,438     3,600,450
-----------------------------------------------------------------------------------------------
Net assets                                             $110,882,727 $158,461,988  $243,306,433
-----------------------------------------------------------------------------------------------
Class A Shares
Net assets                                             $ 41,450,567 $ 65,983,470  $148,364,647
Shares outstanding                                        3,913,734    6,353,995    13,663,538
Net asset value per share                              $      10.59 $      10.38  $      10.86
Offering price per share (net
 asset value per share
 plus maximum sales charge of 4.20% of offering price) $      11.05 $      10.84  $      11.34
-----------------------------------------------------------------------------------------------
Class B Shares
Net assets                                             $ 14,331,773 $ 12,350,669  $ 20,272,941
Shares outstanding                                        1,351,416    1,189,065     1,871,502
Net asset value and offering price
 per share                                             $      10.61 $      10.39  $      10.83
-----------------------------------------------------------------------------------------------
Class C Shares
Net assets                                             $ 14,963,044 $ 24,776,968  $ 22,794,703
Shares outstanding                                        1,414,161    2,392,162     2,102,852
Net asset value and offering price
 per share                                             $      10.58 $      10.36  $      10.84
-----------------------------------------------------------------------------------------------
Class R Shares
Net assets                                             $ 40,137,343 $ 55,350,881  $ 51,874,142
Shares outstanding                                        3,781,322    5,339,606     4,788,537
Net asset value and offering price
 per share                                             $      10.61 $      10.37  $      10.83
-----------------------------------------------------------------------------------------------

Net Assets Consist of:
-----------------------------------------------------------------------------------------------
Capital paid-in                                        $106,523,458 $153,779,467  $232,040,827
Undistributed (Over-distribution
 of) net investment income                                   31,150       82,338        (4,212)
Accumulated net realized gain
 (loss) from investments                                     72,645   (1,810,502)      511,212
Net unrealized appreciation of
 investments                                              4,255,474    6,410,685    10,758,606
-----------------------------------------------------------------------------------------------
Net assets                                             $110,882,727 $158,461,988  $243,306,433
-----------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
28

Statement of Operations (Unaudited)
Six Months Ended November 30, 2004

                                                                       Maryland Pennsylvania      Virginia
----------------------------------------------------------------------------------------------------------
Investment Income                                                   $2,734,173    $4,214,653  $ 6,475,760
----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                        301,845       426,815      652,557
12b-1 service fees - Class A                                            40,687        65,489      146,882
12b-1 distribution and service fees - Class B                           69,286        57,055       98,330
12b-1 distribution and service fees - Class C                           54,734        90,366       83,684
Shareholders' servicing agent fees and expenses                         42,035        61,312       76,743
Custodian's fees and expenses                                           21,332        24,056       37,470
Trustees' fees and expenses                                              1,685         2,453        3,996
Professional fees                                                        5,292         6,101        8,049
Shareholders' reports - printing and mailing expenses                    8,700        12,521       16,047
Federal and state registration fees                                      5,366         3,217        3,347
Other expenses                                                           1,489         2,224        3,340
----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             552,451       751,609    1,130,445
  Custodian fee credit                                                  (3,790)       (1,285)      (6,936)
----------------------------------------------------------------------------------------------------------
Net expenses                                                           548,661       750,324    1,123,509
----------------------------------------------------------------------------------------------------------
Net investment income                                                2,185,512     3,464,329    5,352,251
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                               66,122      (173,245)       4,420
Net change in unrealized appreciation (depreciation) of investments  2,342,863     3,488,792    5,459,603
----------------------------------------------------------------------------------------------------------
Net gain from investments                                            2,408,985     3,315,547    5,464,023
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $4,594,497    $6,779,876  $10,816,274
----------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
29

Statement of Changes in Net Assets (Unaudited)

                                                    Maryland                      Pennsylvania
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/04        5/31/04         11/30/04        5/31/04
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  2,185,512  $  4,452,929      $  3,464,329  $  7,110,798
Net realized gain (loss) from
 investments                                       66,122       226,259          (173,245)      267,831
Net change in unrealized appreciation
 (depreciation) of investments                  2,342,863    (4,862,870)        3,488,792    (7,230,063)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                4,594,497      (183,682)        6,779,876       148,566
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                         (835,066)   (1,556,392)       (1,425,127)   (2,937,596)
 Class B                                         (246,604)     (530,465)         (219,489)     (459,964)
 Class C                                         (263,734)     (528,158)         (461,953)     (887,620)
 Class R                                         (882,960)   (1,878,574)       (1,274,996)   (2,670,359)
From accumulated net realized gains
 from investments:
 Class A                                               --            --                --            --
 Class B                                               --            --                --            --
 Class C                                               --            --                --            --
 Class R                                               --            --                --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (2,228,364)   (4,493,589)       (3,381,565)   (6,955,539)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                    5,894,769    15,925,560         6,257,994    15,415,514
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  1,387,259     2,718,271         1,800,855     3,616,350
---------------------------------------------------------------------------------------------------------
                                                7,282,028    18,643,831         8,058,849    19,031,864
Cost of shares redeemed                        (5,947,359)  (11,993,445)       (7,773,051)  (20,133,290)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                   1,334,669     6,650,386           285,798    (1,101,426)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           3,700,802     1,973,115         3,684,109    (7,908,399)
Net assets at the beginning of period         107,181,925   105,208,810       154,777,879   162,686,278
---------------------------------------------------------------------------------------------------------
Net assets at the end of period              $110,882,727  $107,181,925      $158,461,988  $154,777,879
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $     31,150  $     74,002      $     82,338  $       (426)
---------------------------------------------------------------------------------------------------------

                                                    Virginia
                                         ------------------------------
                                         Six Months Ended     Year Ended
                                                 11/30/04        5/31/04
------------------------------------------------------------------------
Operations
Net investment income                        $  5,352,251  $ 11,308,622
Net realized gain (loss) from
 investments                                        4,420       727,148
Net change in unrealized appreciation
 (depreciation) of investments                  5,459,603   (10,232,220)
------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               10,816,274     1,803,550
------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (3,359,064)   (7,101,328)
 Class B                                         (401,103)     (867,421)
 Class C                                         (448,949)     (951,545)
 Class R                                       (1,247,482)   (2,599,234)
From accumulated net realized gains
 from investments:
 Class A                                               --      (241,641)
 Class B                                               --       (35,506)
 Class C                                               --       (36,862)
 Class R                                               --       (85,099)
------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (5,456,598)  (11,918,636)
------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                   13,023,579    26,660,856
Proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  2,753,198     5,767,755
------------------------------------------------------------------------
                                               15,776,777    32,428,611
Cost of shares redeemed                       (16,302,757)  (36,163,520)
------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                    (525,980)   (3,734,909)
------------------------------------------------------------------------
Net increase (decrease) in net assets           4,833,696   (13,849,995)
Net assets at the beginning of period         238,472,737   252,322,732
------------------------------------------------------------------------
Net assets at the end of period              $243,306,433  $238,472,737
------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $     (4,212) $    100,135
------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
30

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and Nuveen Virginia Municipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, Maryland, Pennsylvania, and Virginia had outstanding when-issued and delayed delivery purchase commitments of $360,955, $3,124,148 and $2,339,727, respectively.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
31

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2004, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Pennsylvania did not invest in any such securities during the six months ended November 30, 2004.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                             Maryland
                                         -----------------------------------------------
                                            Six Months Ended           Year Ended
                                                11/30/04                 5/31/04
                                         ---------------------  ------------------------
                                            Shares       Amount      Shares        Amount
------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  319,715  $ 3,357,558     851,247  $  8,967,783
 Class B                                   81,756      866,255     181,559     1,933,202
 Class C                                  113,449    1,197,715     378,098     4,002,015
 Class R                                   44,745      473,241      97,066     1,022,560
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                   47,219      497,244      84,544       894,516
 Class B                                   10,134      106,810      20,893       221,387
 Class C                                   14,398      151,422      27,635       292,219
 Class R                                   59,873      631,783     123,534     1,310,149
------------------------------------------------------------------------------------------
                                          691,289    7,282,028   1,764,576    18,643,831
------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (141,133)  (1,492,317)   (394,669)   (4,164,283)
 Class B                                 (122,352)  (1,297,706)   (215,631)   (2,275,497)
 Class C                                  (80,942)    (852,269)   (244,169)   (2,565,326)
 Class R                                 (218,926)  (2,305,067)   (283,816)   (2,988,339)
------------------------------------------------------------------------------------------
                                         (563,353)  (5,947,359) (1,138,285)  (11,993,445)
------------------------------------------------------------------------------------------
Net increase                              127,936  $ 1,334,669     626,291  $  6,650,386
------------------------------------------------------------------------------------------


----
32

                                                             Pennsylvania
                                         ---------------------------------------------------
                                             Six Months Ended              Year Ended
                                                 11/30/04                   5/31/04
                                         ------------------------  -------------------------
                                              Shares        Amount      Shares         Amount
---------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    244,593   $ 2,526,868     735,138   $  7,594,148
 Class B                                     78,199       814,866     113,633      1,175,174
 Class C                                    233,358     2,393,219     497,736      5,133,235
 Class R                                     50,843       523,041     146,357      1,512,957
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                     64,893       668,104     129,645      1,343,663
 Class B                                      7,732        79,653      15,884        164,713
 Class C                                     20,220       207,670      38,505        398,047
 Class R                                     82,265       845,428     165,239      1,709,927
---------------------------------------------------------------------------------------------
                                            782,103     8,058,849   1,842,137     19,031,864
---------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (300,233)   (3,093,213) (1,043,221)   (10,737,316)
 Class B                                    (82,599)     (848,869)   (145,581)    (1,498,859)
 Class C                                   (143,194)   (1,463,716)   (295,175)    (3,029,609)
 Class R                                   (230,622)   (2,367,253)   (471,832)    (4,867,506)
---------------------------------------------------------------------------------------------
                                           (756,648)   (7,773,051) (1,955,809)   (20,133,290)
---------------------------------------------------------------------------------------------
Net increase (decrease)                      25,455   $   285,798    (113,672)  $ (1,101,426)
---------------------------------------------------------------------------------------------

                                                               Virginia
                                         ---------------------------------------------------
                                             Six Months Ended              Year Ended
                                                 11/30/04                   5/31/04
                                         ------------------------  -------------------------
                                              Shares        Amount      Shares         Amount
---------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    845,602   $ 9,186,015   1,459,905   $ 15,852,410
 Class B                                     79,690       863,057     280,478      3,028,562
 Class C                                    136,028     1,475,435     461,818      5,018,163
 Class R                                    138,920     1,499,072     255,637      2,761,721
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    142,150     1,533,410     299,038      3,244,188
 Class B                                     18,170       195,483      41,627        450,644
 Class C                                     15,700       169,088      32,517        352,177
 Class R                                     79,446       855,217     158,933      1,720,746
---------------------------------------------------------------------------------------------
                                          1,455,706    15,776,777   2,989,953     32,428,611
---------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (973,438)  (10,527,467) (2,082,302)   (22,532,405)
 Class B                                   (183,708)   (1,982,040)   (289,139)    (3,137,261)
 Class C                                   (126,173)   (1,350,903)   (505,179)    (5,450,760)
 Class R                                   (226,129)   (2,442,347)   (467,129)    (5,043,094)
---------------------------------------------------------------------------------------------
                                         (1,509,448)  (16,302,757) (3,343,749)   (36,163,520)
---------------------------------------------------------------------------------------------
Net increase (decrease)                     (53,742) $  (525,980)    (353,796) $ (3,734,909)
---------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2004, were as follows:

                                           Maryland Pennsylvania    Virginia
----------------------------------------------------------------------------
Purchases                                $6,984,650  $19,742,572 $25,647,142
Sales and maturities                      5,498,135   16,913,851  25,288,115
----------------------------------------------------------------------------


----
33

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                                             Maryland Pennsylvania     Virginia
-------------------------------------------------------------------------------
Cost of investments                      $105,128,146 $155,550,077 $230,828,172
-------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, were as follows:

                                            Maryland Pennsylvania      Virginia
-------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                            $5,035,603    $6,901,732  $12,903,065
 Depreciation                              (753,355)     (400,754)  (1,943,318)
-------------------------------------------------------------------------------
Net unrealized appreciation of
 investments                             $4,282,248    $6,500,978  $10,959,747
-------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Undistributed net tax-exempt income*     $360,564     $480,514 $728,364
    Undistributed net ordinary income**        34,953           --   34,057
    Undistributed net long-term capital
     gains                                      6,522           --  609,904
    -----------------------------------------------------------------------

    * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 7, 2004, paid on June 1, 2004.
    ** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

    The tax character of distributions paid during the fiscal year ended
    May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                             Maryland Pennsylvania    Virginia
  ----------------------------------------------------------------------------
  Distributions from net tax-exempt income $4,461,777   $6,974,173 $11,520,643
  Distributions from net ordinary income**     12,282           --      33,965
  Distributions from net long-term
   capital gains                                   --           --     399,107
  ----------------------------------------------------------------------------

             ** Net ordinary income consists of taxable market
              discount income and net short-term capital gains, if any.

             At May 31, 2004, the Funds' last fiscal year end, Pennsylvania had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                      Pennsylvania
             -----------------------------------------------------
             Expiration year:
              2009                                      $1,444,236
              2010                                         193,021
             -----------------------------------------------------
             Total                                      $1,637,257
             -----------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.


----
34

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Fund-Level Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .3500%
              For the next $125 million                    .3375
              For the next $250 million                    .3250
              For the next $500 million                    .3125
              For the next $1 billion                      .3000
              For the next $3 billion                      .2750
              For net assets over $5 billion               .2500
              ---------------------------------------------------

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

       Complex-Level Assets /(1)/                Complex-Level Fee Rate
       -----------------------------------------------------------------
       For the first $55 billion                                  .2000%
       For the next $1 billion                                    .1800
       For the next $1 billion                                    .1600
       For the next $3 billion                                    .1425
       For the next $3 billion                                    .1325
       For the next $3 billion                                    .1250
       For the next $5 billion                                    .1200
       For the next $5 billion                                    .1175
       For the next $15 billion                                   .1150
       For Managed Assets over $91 billion /(2)/                  .1400
       -----------------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets of each Fund as follows:

              Average Daily Net Assets       Management Fee Rate
              ---------------------------------------------------
              For the first $125 million                   .5500%
              For the next $125 million                    .5375
              For the next $250 million                    .5250
              For the next $500 million                    .5125
              For the next $1 billion                      .5000
              For the next $3 billion                      .4750
              For net assets over $5 billion               .4500
              ---------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2004, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Sales charges collected                   $49,174      $30,622  $96,602
    Paid to authorized dealers                 43,609       26,053   82,536
    -----------------------------------------------------------------------


----
35

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2004, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Commission advances                       $53,305      $42,701  $48,058
    -----------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2004, the Distributor retained such 12b-1 fees as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    12b-1 fees retained                       $70,912      $63,457  $94,674
    -----------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2004, as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    CDSC retained                             $28,166       $2,754  $41,433
    -----------------------------------------------------------------------

6. Subsequent Events

Distributions to Shareholders
The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2004, to shareholders of record on December 9, 2004, as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Dividend per share:
     Class A                                   $.0360       $.0375   $.0410
     Class B                                    .0295        .0310    .0345
     Class C                                    .0315        .0330    .0360
     Class R                                    .0380        .0395    .0430
    -----------------------------------------------------------------------

The following Funds also declared capital gain and net ordinary income distributions, which were paid on December 3, 2004, to shareholders of record on December 1, 2004, as follows:

                                                    Maryland Virginia
           ----------------------------------------------------------
           Capital gains distribution per share       $.0084   $.0272
           Net ordinary income distribution per
            share*                                     .0044    .0016
           ----------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Adviser Merger
Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.


----
36

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                              Investment Operations        Less Distributions
                           ---------------------------  -----------------------                    ----------------------------
                                                                                                              Before Credit/
                                                                                                              Reimbursement
MARYLAND                                                                                                   ------------------
                                                                                                                        Ratio
                                                                                                                       of Net
                                            Net                                                                       Invest-
                                      Realized/                                                            Ratio of      ment
                                     Unrealized                                                            Expenses    Income
               Beginning         Net    Invest-             Net                  Ending             Ending       to        to
                     Net     Invest-       ment         Invest-                     Net                Net  Average   Average
Year Ended         Asset        ment       Gain            ment  Capital          Asset     Total   Assets      Net       Net
May 31,            Value   Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)   Assets    Assets
--------------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
   2005(e)        $10.36        $.21      $ .24  $ .45    $(.22)   $  --  $(.22) $10.59      4.35% $41,451      .90%*    4.04%*
   2004            10.83         .45       (.47)  (.02)    (.45)      --   (.45)  10.36      (.15)  38,219      .92      4.25
   2003            10.24         .48        .60   1.08     (.49)      --   (.49)  10.83     10.74   34,069      .93      4.53
   2002            10.14         .50        .09    .59     (.49)      --   (.49)  10.24      5.88   29,178      .97      4.84
   2001             9.55         .48        .58   1.06     (.47)      --   (.47)  10.14     11.36   26,137     1.00      4.82
   2000            10.46         .47       (.86)  (.39)    (.49)    (.03)  (.52)   9.55     (3.71)  22,694     1.13      4.79
Class B (3/97)
   2005(e)         10.38         .18        .23    .41     (.18)      --   (.18)  10.61      3.96   14,332     1.65*     3.29*
   2004            10.84         .37       (.45)  (.08)    (.38)      --   (.38)  10.38      (.78)  14,340     1.67      3.50
   2003            10.26         .40        .59    .99     (.41)      --   (.41)  10.84      9.81   15,125     1.68      3.78
   2002            10.15         .42        .10    .52     (.41)      --   (.41)  10.26      5.18   10,588     1.72      4.08
   2001             9.56         .41        .58    .99     (.40)      --   (.40)  10.15     10.53    6,474     1.74      4.08
   2000            10.47         .40       (.86)  (.46)    (.42)    (.03)  (.45)   9.56     (4.44)   4,694     1.87      4.04
Class C (9/94)
   2005(e)         10.35         .19        .23    .42     (.19)      --   (.19)  10.58      4.08   14,963     1.45*     3.49*
   2004            10.82         .39       (.46)  (.07)    (.40)      --   (.40)  10.35      (.66)  14,158     1.47      3.70
   2003            10.24         .42        .59   1.01     (.43)      --   (.43)  10.82     10.08   13,049     1.48      3.98
   2002            10.14         .44        .09    .53     (.43)      --   (.43)  10.24      5.32    7,925     1.52      4.28
   2001             9.56         .43        .57   1.00     (.42)      --   (.42)  10.14     10.64    6,046     1.55      4.28
   2000            10.46         .42       (.86)  (.44)    (.43)    (.03)  (.46)   9.56     (4.16)   5,290     1.68      4.25
Class R (2/92)
   2005(e)         10.39         .23        .22    .45     (.23)      --   (.23)  10.61      4.35   40,137      .70*     4.24*
   2004            10.85         .47       (.45)   .02     (.48)      --   (.48)  10.39       .17   40,465      .72      4.45
   2003            10.27         .50        .59   1.09     (.51)      --   (.51)  10.85     10.86   42,967      .73      4.73
   2002            10.16         .52        .10    .62     (.51)      --   (.51)  10.27      6.20   40,444      .77      5.03
   2001             9.58         .50        .57   1.07     (.49)      --   (.49)  10.16     11.41   40,619      .80      5.03
   2000            10.48         .49       (.85)  (.36)    (.51)    (.03)  (.54)   9.58     (3.43)  38,840      .92      4.98
--------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
               Ratios/Supplemental Data
               ----------------------------------------------------
                      After            After Credit/
                 Reimbursement(c)     Reimbursement(d)
MARYLAND       ------------------   ------------------
                            Ratio                Ratio
                           of Net               of Net
                          Invest-              Invest-
               Ratio of      ment   Ratio of      ment
               Expenses    Income   Expenses    Income
                     to        to         to        to
                Average   Average    Average   Average   Portfolio
Year Ended          Net       Net        Net       Net    Turnover
May 31,          Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------
Class A (9/94)
   2005(e)          .90%*    4.04%*      .89%*    4.05%*         5%
   2004             .92      4.25        .91      4.26           8
   2003             .93      4.53        .91      4.55          12
   2002             .97      4.84        .96      4.85           4
   2001            1.00      4.82        .98      4.84          28
   2000            1.12      4.79       1.11      4.81          19
Class B (3/97)
   2005(e)         1.65*     3.29*      1.64*     3.30*          5
   2004            1.67      3.50       1.66      3.51           8
   2003            1.68      3.78       1.66      3.79          12
   2002            1.72      4.08       1.71      4.09           4
   2001            1.74      4.08       1.73      4.09          28
   2000            1.87      4.04       1.85      4.05          19
Class C (9/94)
   2005(e)         1.45*     3.49*      1.44*     3.50*          5
   2004            1.47      3.70       1.46      3.71           8
   2003            1.48      3.98       1.46      3.99          12
   2002            1.52      4.28       1.51      4.29           4
   2001            1.55      4.28       1.53      4.29          28
   2000            1.68      4.25       1.66      4.27          19
Class R (2/92)
   2005(e)          .70*     4.24*       .69*     4.25*          5
   2004             .72      4.45        .71      4.46           8
   2003             .73      4.73        .71      4.75          12
   2002             .77      5.03        .76      5.05           4
   2001             .80      5.03        .78      5.04          28
   2000             .92      4.99        .90      5.00          19
-------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
37

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations        Less Distributions
                          ---------------------------  -----------------------                    ----------------------------
                                                                                                             Before Credit/
                                                                                                             Reimbursement
PENNSYLVANIA                                                                                              ------------------
                                                                                                                       Ratio
                                                                                                                      of Net
                                           Net                                                                       Invest-
                                     Realized/                                                            Ratio of      ment
                                    Unrealized                                                            Expenses    Income
              Beginning         Net    Invest-             Net                  Ending             Ending       to        to
                    Net     Invest-       ment         Invest-                     Net                Net  Average   Average
Year Ended        Asset        ment       Gain            ment  Capital          Asset     Total   Assets      Net       Net
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)   Assets    Assets
-------------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
  2005(e)        $10.16        $.23     $  .22  $ .45    $(.23)   $  --  $(.23) $10.38      4.41% $65,983      .89%*    4.48%*
  2004            10.60         .47       (.45)   .02     (.46)      --   (.46)  10.16       .16   64,455      .90      4.51
  2003            10.16         .48        .45    .93     (.49)      --   (.49)  10.60      9.36   69,120      .92      4.63
  2002            10.06         .51        .11    .62     (.52)      --   (.52)  10.16      6.39   64,526      .97      5.04
  2001             9.38         .53        .66   1.19     (.51)      --   (.51)  10.06     12.81   60,278     1.00      5.37
  2000            10.45         .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)  55,564     1.12      5.04
Class B (2/97)
  2005(e)         10.16         .19        .23    .42     (.19)      --   (.19)  10.39      4.04   12,351     1.64*     3.73*
  2004            10.61         .39       (.46)  (.07)    (.38)      --   (.38)  10.16      (.63)  12,051     1.65      3.76
  2003            10.17         .40        .46    .86     (.42)      --   (.42)  10.61      8.59   12,747     1.66      3.87
  2002            10.07         .44        .11    .55     (.45)      --   (.45)  10.17      5.54   11,691     1.72      4.28
  2001             9.40         .46        .65   1.11     (.44)      --   (.44)  10.07     11.97    9,440     1.75      4.62
  2000            10.47         .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)   7,809     1.89      4.30
Class C (2/94)
  2005(e)         10.13         .20        .23    .43     (.20)      --   (.20)  10.36      4.25   24,777     1.44*     3.93*
  2004            10.57         .41       (.45)  (.04)    (.40)      --   (.40)  10.13      (.37)  23,124     1.45      3.96
  2003            10.14         .42        .44    .86     (.43)      --   (.43)  10.57      8.70   21,579     1.46      4.08
  2002            10.04         .46        .11    .57     (.47)      --   (.47)  10.14      5.74   14,028     1.52      4.47
  2001             9.37         .48        .65   1.13     (.46)      --   (.46)  10.04     12.21   10,152     1.55      4.82
  2000            10.44         .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)   9,672     1.66      4.49
Class R (2/97)
  2005(e)         10.14         .24        .23    .47     (.24)      --   (.24)  10.37      4.54   55,351      .69*     4.68*
  2004            10.58         .49       (.45)   .04     (.48)      --   (.48)  10.14       .39   55,148      .70      4.71
  2003            10.15         .50        .44    .94     (.51)      --   (.51)  10.58      9.52   59,240      .72      4.83
  2002            10.05         .54        .11    .65     (.55)      --   (.55)  10.15      6.53   56,836      .77      5.24
  2001             9.38         .55        .65   1.20     (.53)      --   (.53)  10.05     13.01   55,290      .80      5.57
  2000            10.44         .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)  51,788      .94      5.24
-------------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
              Ratios/Supplemental Data
              ----------------------------------------------------
                                 After            After Credit/
                            Reimbursement(c)     Reimbursement(d)
PENNSYLVANIA              ------------------   ------------------
                           Ratio                Ratio
                          of Net               of Net
                         Invest-              Invest-
              Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income
                    to        to         to        to
               Average   Average    Average   Average   Portfolio
Year Ended         Net       Net        Net       Net    Turnover
May 31,         Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------
Class A (10/86)
  2005(e)          .89%*    4.48%*      .88%*    4.48%*        11%
  2004             .90      4.51        .90      4.52           6
  2003             .92      4.63        .91      4.63          15
  2002             .97      5.04        .96      5.05          16
  2001            1.00      5.37        .98      5.38          21
  2000            1.10      5.06       1.09      5.07          16
Class B (2/97)
  2005(e)         1.64*     3.73*      1.63*     3.73*         11
  2004            1.65      3.76       1.65      3.77           6
  2003            1.66      3.87       1.66      3.88          15
  2002            1.72      4.28       1.71      4.29          16
  2001            1.75      4.62       1.73      4.63          21
  2000            1.87      4.32       1.86      4.32          16
Class C (2/94)
  2005(e)         1.44*     3.93*      1.43*     3.93*         11
  2004            1.45      3.96       1.45      3.97           6
  2003            1.46      4.08       1.45      4.09          15
  2002            1.52      4.47       1.51      4.49          16
  2001            1.55      4.82       1.53      4.83          21
  2000            1.64      4.52       1.63      4.52          16
Class R (2/97)
  2005(e)          .69*     4.68*       .68*     4.68*         11
  2004             .70      4.71        .70      4.72           6
  2003             .72      4.83        .71      4.83          15
  2002             .77      5.24        .76      5.25          16
  2001             .80      5.57        .78      5.58          21
  2000             .91      5.26        .91      5.27          16
------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
38

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                             Investment Operations        Less Distributions
                          ---------------------------  -----------------------                     ---------


VIRGINIA


                                           Net
                                     Realized/
                                    Unrealized
              Beginning         Net    Invest-             Net                   Ending               Ending
                    Net     Invest-       ment         Invest-                      Net                  Net
Year Ended        Asset        ment       Gain            ment  Capital           Asset     Total     Assets
May 31,           Value   Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)      (000)
-------------------------------------------------------------------------------------------------------------
Class A (3/86)
  2005(e)        $10.62        $.24      $ .25  $ .49    $(.25)   $  --  $(.25) $10.86       4.62% $148,365
  2004            11.06         .51       (.42)   .09     (.51)    (.02)  (.53)  10.62        .84%  144,911
  2003            10.65         .52        .44    .96     (.53)    (.02)  (.55)  11.06       9.26   154,509
  2002            10.69         .55       (.06)   .49     (.53)      --   (.53)  10.65       4.69   141,987
  2001            10.10         .54        .58   1.12     (.53)      --   (.53)  10.69      11.27   136,248
  2000            10.93         .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10      (2.72)  125,522
Class B (2/97)
  2005(e)         10.59         .20        .25    .45     (.21)      --   (.21)  10.83       4.26    20,273
  2004            11.04         .42       (.41)   .01     (.44)    (.02)  (.46)  10.59        .02    20,735
  2003            10.63         .44        .45    .89     (.46)    (.02)  (.48)  11.04       8.49    21,242
  2002            10.67         .46       (.05)   .41     (.45)      --   (.45)  10.63       3.93    16,461
  2001            10.10         .46        .56   1.02     (.45)      --   (.45)  10.67      10.26    13,094
  2000            10.93         .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10      (3.44)   10,713
Class C (10/93)
  2005(e)         10.60         .21        .25    .46     (.22)      --   (.22)  10.84       4.34    22,795
  2004            11.04         .44       (.41)   .03     (.45)    (.02)  (.47)  10.60        .28    22,017
  2003            10.63         .46        .44    .90     (.47)    (.02)  (.49)  11.04       8.67    23,054
  2002            10.67         .49       (.06)   .43     (.47)      --   (.47)  10.63       4.13    16,933
  2001            10.10         .48        .57   1.05     (.48)      --   (.48)  10.67      10.50    15,468
  2000            10.92         .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10      (3.16)   14,263
Class R (2/97)
  2005(e)         10.59         .25        .25    .50     (.26)      --   (.26)  10.83       4.75    51,874
  2004            11.04         .53       (.42)   .11     (.54)    (.02)  (.56)  10.59        .97    50,810
  2003            10.63         .54        .45    .99     (.56)    (.02)  (.58)  11.04       9.52    53,519
  2002            10.67         .57       (.05)   .52     (.56)      --   (.56)  10.63       4.93    50,502
  2001            10.10         .56        .56   1.12     (.55)      --   (.55)  10.67      11.32    52,203
  2000            10.93         .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10      (2.49)   50,403
-------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                  Ratios/Supplemental Data
              -------------------------------------------------------------------------
                             Before Credit/           After            After Credit/
                             Reimbursement       Reimbursement(c)     Reimbursement(d)
VIRGINIA                  ------------------   ------------------   ------------------
                           Ratio                Ratio                Ratio
                          of Net               of Net               of Net
                         Invest-              Invest-              Invest-
              Ratio of      ment   Ratio of      ment   Ratio of      ment
              Expenses    Income   Expenses    Income   Expenses    Income
                    to        to         to        to         to        to
               Average   Average    Average   Average    Average   Average   Portfolio
Year Ended         Net       Net        Net       Net        Net       Net    Turnover
May 31,         Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------
Class A (3/86)
  2005(e)          .86%*    4.49%*      .86%*    4.49%*      .86%*    4.50%*        11%
  2004             .87      4.65        .87      4.65        .86      4.66          10
  2003             .88      4.82        .88      4.82        .87      4.84          16
  2002             .89      5.08        .89      5.08        .88      5.09          11
  2001             .91      5.14        .91      5.14        .90      5.14          17
  2000            1.00      5.07       1.00      5.07        .99      5.08          22
Class B (2/97)
  2005(e)         1.61*     3.75*      1.61*     3.75*      1.61*     3.75*         11
  2004            1.62      3.90       1.62      3.90       1.61      3.91          10
  2003            1.63      4.07       1.63      4.07       1.62      4.08          16
  2002            1.64      4.33       1.64      4.33       1.63      4.34          11
  2001            1.66      4.38       1.66      4.38       1.65      4.39          17
  2000            1.75      4.32       1.75      4.32       1.75      4.33          22
Class C (10/93)
  2005(e)         1.41*     3.94*      1.41*     3.94*      1.41*     3.95*         11
  2004            1.42      4.10       1.42      4.10       1.41      4.11          10
  2003            1.43      4.27       1.43      4.27       1.42      4.28          16
  2002            1.44      4.53       1.44      4.53       1.43      4.54          11
  2001            1.46      4.59       1.46      4.59       1.45      4.59          17
  2000            1.55      4.53       1.55      4.53       1.54      4.53          22
Class R (2/97)
  2005(e)          .66*     4.69*       .66*     4.69*       .66*     4.70*         11
  2004             .67      4.85        .67      4.85        .66      4.86          10
  2003             .68      5.02        .68      5.02        .67      5.04          16
  2002             .69      5.28        .69      5.28        .68      5.29          11
  2001             .71      5.34        .71      5.34        .71      5.34          17
  2000             .80      5.27        .80      5.27        .79      5.28          22
---------------------------------------------------------------------------------------

*  Annualized.
(a)Per share Net Investment Income is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended November 30, 2004.

                                See accompanying notes to financial statements.

----
39

                                     Notes

--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------
  Fund Information
================================================================================


  Fund Manager             Legal Counsel              Transfer Agent and
  Nuveen Asset Management* Chapman and Cutler LLP     Shareholder Services
  333 West Wacker Drive    Chicago, IL                Boston Financial
  Chicago, IL 60606                                   Data Services, Inc.
                           Independent Registered     Nuveen Investor Services
                           Public Accounting Firm     P.O. Box 8530
                           PricewaterhouseCoopers LLP Boston, MA 02266-8530
                           Chicago, IL                (800) 257-8787

                           Custodian
                           State Street Bank & Trust
                           Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. Average Duration: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.



================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30; are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.




*NAC and NIAC Merge into NAM--Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
41

[PHOTO]



                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf


    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-MS1-1104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 4, 2005
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date February 4, 2005
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date February 4, 2005
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.